UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06578

The Glenmede Portfolios

(Exact Name of Registrant as Specified in Charter)

100 Summer Street, Floor 7

SUM0703

Boston, MA 02111

(Address of Principal Executive Offices) (Zip Code)

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 1-800-442-8299

Date of Fiscal Year End: October 31

Date of Reporting Period: April 30, 2017

Item 1. Reports to Stockholders.

The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2017

An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank.

The Glenmede Fund, Inc.
The Glenmede Portfolios

Table of Contents
1

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited)
As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and, for certain classes, shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
Actual Expenses
The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
	Beginning Account Value (November 1, 2016)	Ending Account Value (April 30, 2017)	Annualized Expense Ratio	Expenses Paid During Period* (November 1 to April 30, 2017)
Core Fixed Income Portfolio
Actual	$1,000.00	$ 992.70	0.53%	$2.62
Hypothetical (5% return less expenses)	1,000.00	1,022.17	0.53	2.66
Strategic Equity Portfolio
Actual	1,000.00	1,156.50	0.83	4.44
Hypothetical (5% return less expenses)	1,000.00	1,020.68	0.83	4.16
Small Cap Equity Portfolio – Advisor
Actual	1,000.00	1,184.10	0.92	4.98
Hypothetical (5% return less expenses)	1,000.00	1,020.23	0.92	4.61
Small Cap Equity Portfolio – Institutional
Actual	1,000.00	1,185.50	0.72	3.90
Hypothetical (5% return less expenses)	1,000.00	1,021.22	0.72	3.61
Mid Cap Equity Portfolio – Advisor
Actual	1,000.00	1,125.50	1.00	5.27
Hypothetical (5% return less expenses)	1,000.00	1,019.84	1.00	5.01
Large Cap Value Portfolio
Actual	1,000.00	1,131.80	0.92	4.86
Hypothetical (5% return less expenses)	1,000.00	1,020.23	0.92	4.61
Equity Income Portfolio**
Actual	1,000.00	1,034.80	0.85	3.08
Hypothetical (5% return less expenses)	1,000.00	1,014.78	0.85	3.05
U.S. Emerging Growth Portfolio
Actual	1,000.00	1,167.50	0.93	5.00
Hypothetical (5% return less expenses)	1,000.00	1,020.18	0.93	4.66
Large Cap Core Portfolio – Advisor
Actual	1,000.00	1,145.10	0.87	4.63
Hypothetical (5% return less expenses)	1,000.00	1,020.48	0.87	4.36
Large Cap Core Portfolio – Institutional
Actual	1,000.00	1,146.00	0.67	3.57
Hypothetical (5% return less expenses)	1,000.00	1,021.47	0.67	3.36
Large Cap Growth Portfolio – Advisor
Actual	1,000.00	1,144.80	0.87	4.63
Hypothetical (5% return less expenses)	1,000.00	1,020.48	0.87	4.36
Large Cap Growth Portfolio – Institutional
Actual	1,000.00	1,145.40	0.67	3.56
Hypothetical (5% return less expenses)	1,000.00	1,021.47	0.67	3.36
2

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited) — (Concluded)
	Beginning Account Value (November 1, 2016)	Ending Account Value (April 30, 2017)	Annualized Expense Ratio	Expenses Paid During Period* (November 1 to April 30, 2017)
Long/Short Portfolio
Actual	$1,000.00	$1,071.10	1.16%	$5.96
Hypothetical (5% return less expenses)	1,000.00	1,019.04	1.16	5.81
Total Market Portfolio
Actual	1,000.00	1,150.90	1.25	6.67
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.25	6.26
High Yield Municipal Portfolio
Actual	1,000.00	984.70	1.00	4.92
Hypothetical (5% return less expenses)	1,000.00	1,019.84	1.00	5.01
Responsible ESG U.S. Equity Portfolio
Actual	1,000.00	1,149.60	1.00	5.33
Hypothetical (5% return less expenses)	1,000.00	1,019.84	1.00	5.01
Women in Leadership U.S. Equity Portfolio
Actual	1,000.00	1,134.50	1.00	5.29
Hypothetical (5% return less expenses)	1,000.00	1,019.84	1.00	5.01
Short Term Tax Aware Fixed Income Portfolio
Actual	1,000.00	1,003.10	0.55	2.73
Hypothetical (5% return less expenses)	1,000.00	1,022.07	0.55	2.76
Secured Options Portfolio – Advisor
Actual	1,000.00	1,048.40	0.86	4.37
Hypothetical (5% return less expenses)	1,000.00	1,020.53	0.86	4.31
Secured Options Portfolio – Institutional***
Actual	1,000.00	1,035.90	0.66	3.18
Hypothetical (5% return less expenses)	1,000.00	1,020.57	0.66	3.16
International Secured Options Portfolio
Actual	1,000.00	1,066.80	0.98	5.02
Hypothetical (5% return less expenses)	1,000.00	1,019.93	0.98	4.91
International Portfolio
Actual	1,000.00	1,097.70	1.00	5.20
Hypothetical (5% return less expenses)	1,000.00	1,019.84	1.00	5.01

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers, dividends on securities sold short and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).
**	The Equity Income Portfolio commenced operations on December 21, 2016. Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (130 days) (the Portfolio began accruing expenses on December 21, 2016), and divided by the number of days in the calendar year (365 days).
***	The Institutional class commenced operations on November 9, 2016. Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (173 days) (the Portfolio began accruing expenses for this class on November 9, 2016), and divided by the number of days in the calendar year (365 days).
3

The Glenmede Portfolios

Shareholder Expenses (Unaudited)
As a shareholder of the Glenmede Muni Intermediate Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Muni Intermediate Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
Actual Expenses
The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Muni Intermediate Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
	Beginning Account Value (November 1, 2016)	Ending Account Value (April 30, 2017)	Annualized Expense Ratio	Expenses Paid During Period* (November 1 to April 30, 2017)
Muni Intermediate Portfolio
Actual	$1,000.00	$ 999.70	0.24%	$1.19
Hypothetical (5% return less expenses)	1,000.00	1,023.60	0.24	1.20

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).
4

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities
April 30, 2017 — (Unaudited)
	Core Fixed Income Portfolio	Strategic Equity Portfolio	Small Cap Equity Portfolio
Assets:
Investments [1]:
Investments at value[2]	$ 479,913,071	$ 189,393,484	$ 3,408,314,500
Repurchase agreements at value	15,778,261	1,794,337	90,768,282
Total investments	495,691,332	191,187,821	3,499,082,782
Receivable for securities sold	—	1,453,676	10,993,847
Receivable for fund shares sold	1,224,069	32,560	4,172,061
Dividends receivable	—	224,577	600,715
Interest receivable	3,694,950	13	680
Securities lending receivable	1,101	—	11,748
Prepaid expenses	81	32	61,204
Total assets	500,611,533	192,898,679	3,514,923,037
Liabilities:
Payable for securities purchased	5,678,604	2,615,070	15,667,299
Obligation to return securities lending collateral	9,720,360	—	147,840,875
Payable for fund shares redeemed	15,575	—	2,823,973
Payable for Management fees	139,009	84,662	1,483,497
Payable for Directors’ fees	6,966	2,635	40,983
Payable for Shareholder Servicing fees	39,717	30,786	381,301
Accrued expenses	116,014	44,336	635,372
Total liabilities	15,716,245	2,777,489	168,873,300
Net Assets	$484,895,288	$190,121,190	$3,346,049,737
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 44,112	$ 8,406	$ 109,875
Paid-in capital in excess of par value	483,088,653	115,028,428	2,718,505,670
Undistributed net investment income	813,795	234,296	270,755
Accumulated net realized gain from investment transactions	633,200	8,403,118	84,020,975
Net unrealized appreciation on investments	315,528	66,446,942	543,142,462
Total Net Assets	$484,895,288	$190,121,190	$3,346,049,737
Shares Outstanding[3]	44,112,348	8,405,938	109,875,101
Net Asset Value Per Share	$ 10.99	$ 22.62	$ —
Advisor Class — based on net assets of $1,499,999,723 and shares outstanding of 50,403,605	—	—	29.76
Institutional Class — based on net assets of $1,846,050,014 and shares outstanding of 59,471,496	—	—	31.04
[1] Investments at cost	$ 495,375,804	$ 124,740,879	$ 2,955,940,320
[2] Market value of securities on loan	$ 9,530,591	$ —	$ 143,666,805
[3] Authorized shares	160,000,000	150,000,000	—
Authorized shares - Advisor Class	—	—	180,000,000
Authorized shares - Institutional Class	—	—	135,000,000
See Notes to Financial Statements.
5

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2017 — (Unaudited)
	Mid Cap Equity Portfolio	Large Cap Value Portfolio	Equity Income Portfolio
Assets:
Investments [1]:
Investments at value[2]	$ 17,658,317	$ 75,164,940	$ 7,512,987
Repurchase agreements at value	—	201,080	147,126
Total investments	17,658,317	75,366,020	7,660,113
Cash	76,484	—	—
Receivable from Advisor	12,417	—	21,979
Receivable for securities sold	—	—	4,826
Receivable for fund shares sold	2,000	37,327	10,000
Dividends receivable	7,502	106,520	8,729
Interest receivable	—	2	1
Securities lending receivable	15	—	2
Prepaid expenses	360	14	34,713
Total assets	17,757,095	75,509,883	7,740,363
Liabilities:
Payable for securities purchased	—	—	50,176
Obligation to return securities lending collateral	513,645	—	115,230
Payable for fund shares redeemed	—	41,588	—
Payable for Management fees	7,835	34,250	3,113
Payable for Directors’ fees	406	1,145	194
Payable for Shareholder Servicing fees	3,552	12,455	1,132
Accrued expenses	12,577	30,034	9,599
Total liabilities	538,015	119,472	179,444
Net Assets	$ 17,219,080	$ 75,390,411	$ 7,560,919
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 1,548	$ 7,064	$ 733
Paid-in capital in excess of par value	16,776,175	61,926,370	7,448,830
Undistributed net investment income	9,745	136,681	8,033
Accumulated net realized gain (loss) from investment transactions	(2,033,255)	2,733,808	1,357
Net unrealized appreciation on investments	2,464,867	10,586,488	101,966
Total Net Assets	$ 17,219,080	$ 75,390,411	$ 7,560,919
Shares Outstanding[3]	1,548,261	7,064,296	732,599
Net Asset Value Per Share	$ —	$ 10.67	$ 10.32
Advisor Class — based on net assets of $17,219,080 and shares outstanding of 1,548,261	11.12	—	—
[1] Investments at cost	$ 15,193,450	$ 64,779,532	$ 7,558,147
[2] Market value of securities on loan	$ 498,011	$ —	$ 109,268
[3] Authorized shares	—	175,000,000	80,000,000
Authorized shares - Advisor Class	120,000,000	—	—
Authorized shares - Institutional Class	120,000,000	—	—
See Notes to Financial Statements.
6

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2017 — (Unaudited)
	U.S. Emerging Growth Portfolio	Large Cap Core Portfolio	Large Cap Growth Portfolio
Assets:
Investments [1]:
Investments at value[2]	$ 64,668,984	$ 2,433,875,037	$ 3,643,676,325
Repurchase agreements at value	539,731	22,164,278	21,379,698
Total investments	65,208,715	2,456,039,315	3,665,056,023
Receivable for fund shares sold	29,210	3,772,118	47,156,816
Dividends receivable	9,265	1,898,705	2,749,913
Interest receivable	5	166	160
Securities lending receivable	382	28,783	26,053
Prepaid Expenses	10	44,651	65,077
Total assets	65,247,587	2,461,783,738	3,715,054,042
Liabilities:
Payable for securities purchased	289,668	10,411,632	41,396,831
Obligation to return securities lending collateral	1,287,260	34,659,721	28,838,425
Payable for fund shares redeemed	9,067	1,702,194	3,087,045
Payable for Management fees	28,093	1,072,809	1,598,726
Payable for Directors’ fees	769	32,414	40,400
Payable for Shareholder Servicing fees	12,770	324,923	560,975
Accrued expenses	17,875	554,462	638,754
Total liabilities	1,645,502	48,758,155	76,161,156
Net Assets	$ 63,602,085	$2,413,025,583	$3,638,892,886
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 5,736	$ 94,689	$ 128,739
Paid-in capital in excess of par value	47,453,467	1,921,499,539	3,022,662,673
Undistributed net investment income	11,498	1,736,547	1,776,468
Accumulated net realized gain from investment transactions	1,437,724	51,325,241	47,201,584
Net unrealized appreciation on investments	14,693,660	438,369,567	567,123,422
Total Net Assets	$ 63,602,085	$2,413,025,583	$3,638,892,886
Shares Outstanding[3]	5,735,723	94,688,629	128,738,645
Net Asset Value Per Share	$ 11.09	$ —	$ —
Advisor Class — based on net assets of $2,003,722,422 and $3,505,332,281, respectively, and shares outstanding of 78,631,991 and 124,014,699, respectively	—	25.48	28.27
Institutional Class — based on net assets of $409,303,161 and $133,560,605, respectively, and shares outstanding of 16,056,638 and 4,723,946, respectively	—	25.49	28.27
[1] Investments at cost	$ 50,515,055	$ 2,017,669,748	$ 3,097,932,601
[2] Market value of securities on loan	$ 1,262,056	$ 33,892,706	$ 28,200,234
[3] Authorized shares	140,000,000	—	—
Authorized shares - Advisor Class	—	155,000,000	140,000,000
Authorized shares - Institutional Class	—	155,000,000	140,000,000
See Notes to Financial Statements.
7

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2017 — (Unaudited)
	Long/Short Portfolio	Total Market Portfolio	High Yield Municipal Portfolio
Assets:
Investments [1]:
Investments at value[2]	$ 270,501,513	$ 83,622,417	$ 152,575,154
Repurchase agreements at value	1,196,032	454,924	—
Total investments	271,697,545	84,077,341	152,575,154
Cash	—	—	1,427,121
Receivable from Advisor	—	—	2,283
Receivable for securities sold	—	—	299,106
Receivable for fund shares sold	563,272	10,700	4,331
Dividends receivable	81,390	39,046	—
Interest receivable	47,886	3	2,010,560
Securities lending receivable	344	—	—
Cash collateral on deposit at broker (Note 1)	189,978,400	—	—
Prepaid expenses	43	11	2,965
Total assets	462,368,880	84,127,101	156,321,520
Liabilities:
Payable for securities purchased	—	—	832,118
Obligation to return securities lending collateral	1,093,465	—	—
Payable for when-issued securities	—	—	511,314
Payable for fund shares redeemed	8,152	23,927	80,640
Dividend payable on securities sold short	45,174	2,443	—
Payable for securities sold short, at value[3]	184,459,059	18,233,172	—
Payable for Management fees	190,671	52,263	82,038
Payable for Directors’ fees	3,539	1,163	1,748
Payable for Shareholder Servicing fees	44,864	10,676	31,553
Accrued expenses	73,118	44,187	53,544
Total liabilities	185,918,042	18,367,831	1,592,955
Net Assets	$276,450,838	$ 65,759,270	$154,728,565
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 22,666	$ 3,908	$ 15,395
Paid-in capital in excess of par value	251,258,041	44,207,757	157,686,713
Undistributed (distributions in excess of) net investment income	(1,135,425)	38,073	365,385
Accumulated net realized loss from investment transactions	(22,811,242)	(281,438)	(673,339)
Net unrealized appreciation (depreciation) on investments	45,338,952	20,935,561	(2,665,589)
Net unrealized appreciation on securities sold short	3,777,846	855,409	—
Total Net Assets	$276,450,838	$ 65,759,270	$154,728,565
Shares Outstanding[4]	22,665,856	3,908,241	15,394,965
Net Asset Value Per Share	$ 12.20	$ 16.83	$ 10.05
[1] Investments at cost	$ 226,358,593	$ 63,141,780	$ 155,240,743
[2] Market value of securities on loan	$ 1,025,645	$ —	$ —
[3] Proceeds from securities sold short	$ 188,236,905	$ 19,088,581	$ —
[4] Authorized shares	120,000,000	120,000,000	80,000,000
See Notes to Financial Statements.
8

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2017 — (Unaudited)
	Responsible ESG U.S. Equity Portfolio	Women in Leadership U.S. Equity Portfolio	Short Term Tax Aware Fixed Income Portfolio
Assets:
Investments [1]:
Investments at value[2]	$ 10,803,871	$ 9,181,883	$ 32,359,855
Repurchase agreements at value	128,697	118,950	658,632
Total investments	10,932,568	9,300,833	33,018,487
Receivable from Advisor	1,179	1,807	4,477
Receivable for fund shares sold	96,684	48,057	700,000
Dividends receivable	7,323	6,451	—
Interest receivable	1	1	371,692
Securities lending receivable	202	22	1
Prepaid expenses	159	151	4,062
Total assets	11,038,116	9,357,322	34,098,719
Liabilities:
Payable for securities purchased	153,393	108,807	422,209
Obligation to return securities lending collateral	368,141	178,955	10,350
Payable for when-issued securities	—	—	759,157
Payable for fund shares redeemed	—	—	21,719
Payable for Management fees	4,385	3,878	9,248
Payable for Directors’ fees	98	91	356
Payable for Shareholder Servicing fees	1,595	1,410	2,642
Accrued expenses	6,977	5,966	11,374
Total liabilities	534,589	299,107	1,237,055
Net Assets	$10,503,527	$ 9,058,215	$32,861,664
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 846	$ 754	$ 3,291
Paid-in capital in excess of par value	9,135,213	7,950,674	32,947,270
Undistributed net investment income	8,631	9,726	17,532
Accumulated net realized gain (loss) from investment transactions	28,375	25,402	(71,136)
Net unrealized appreciation (depreciation) on investments	1,330,462	1,071,659	(35,293)
Total Net Assets	$10,503,527	$ 9,058,215	$32,861,664
Shares Outstanding[3]	846,468	753,793	3,290,798
Net Asset Value Per Share	$ 12.41	$ 12.02	$ 9.99
[1] Investments at cost	$ 9,602,106	$ 8,229,174	$ 33,053,780
[2] Market value of securities on loan	$ 358,611	$ 173,350	$ 10,148
[3] Authorized shares	80,000,000	80,000,000	80,000,000
See Notes to Financial Statements.
9

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Concluded)
April 30, 2017 — (Unaudited)
	Secured Options Portfolio	International Secured Options Portfolio	International Portfolio
Assets:
Investments [1]:
Investments at value	$ 720,700,475	$ 8,839,706	$ 432,328,592
Repurchase agreements at value	25,141,746	1,048,259	2,941,296
Total investments	745,842,221	9,887,965	435,269,888
Receivable from Advisor	—	—	20,666
Receivable for securities sold	1,142,357	16,744	—
Receivable for fund shares sold	7,586,619	—	680,837
Dividends receivable	—	21,160	1,344,833
Interest receivable	189	8	22
Cash collateral on deposit at broker (Note 1)	13,140,624	51,666	—
Foreign tax reclaims receivable	—	65,839	512,425
Prepaid expenses	14,548	8	73
Total assets	767,726,558	10,043,390	437,828,744
Liabilities:
Payable for securities purchased	—	14,997	—
Payable for fund shares redeemed	379,479	—	114,491
Options written, at value[2]	1,385,358	152,162	—
Payable for Management fees	339,794	4,627	264,728
Payable for Directors’ fees	8,435	626	5,528
Payable for Shareholder Servicing fees	76,939	1,682	88,243
Accrued expenses	160,690	8,205	140,902
Total liabilities	2,350,695	182,299	613,892
Net Assets	$765,375,863	$ 9,861,091	$437,214,852
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 61,551	$ 967	$ 31,342
Paid-in capital in excess of par value	729,463,415	15,791,794	468,208,883
Undistributed (distributions in excess of) net investment income	(2,437,605)	1,271	1,853,059
Accumulated net realized gain (loss) from investment transactions	26,969,214	(6,485,199)	(72,782,299)
Net unrealized appreciation on investments	6,082,862	559,547	39,903,978
Net unrealized appreciation (depreciation) on written options	5,236,426	(7,289)	—
Net unrealized depreciation on foreign currencies	—	—	(111)
Total Net Assets	$765,375,863	$ 9,861,091	$437,214,852
Shares Outstanding[3]	61,550,719	967,147	31,341,533
Net Asset Value Per Share	$ —	$ 10.20	$ 13.95
Advisor Class — based on net assets of $468,612,810 and shares outstanding of 37,694,350	12.43	—	—
Institutional Class — based on net assets of $296,763,053 and shares outstanding of 23,856,369	12.44	—	—
[1] Investments at cost	$ 739,759,359	$ 9,328,418	$ 395,365,910
[2] Premiums received from options written	$ 6,621,783	$ 144,872	$ —
[3] Authorized shares	—	120,000,000	120,000,000
Authorized shares - Advisor Class	160,000,000	—	—
Authorized shares - Institutional Class	160,000,000	—	—
See Notes to Financial Statements.
10

The Glenmede Fund, Inc.

Statements Of Operations
For the Six Months Ended April 30, 2017 — (Unaudited)
	Core Fixed Income Portfolio	Strategic Equity Portfolio	Small Cap Equity Portfolio
Investment income:
Dividends	$ —	$ 1,559,543	$ 15,008,518
Interest	6,089,202	245	14,903
Income from security lending	1,088	491	40,896
Total investment income	6,090,290	1,560,279	15,064,317
Expenses:
Management fees	824,487	506,849	8,376,341
Administration, transfer agent and custody fees	130,280	52,122	1,343,258
Professional fees	18,936	7,656	118,741
Shareholder report expenses	12,334	3,140	205,102
Shareholder servicing fees	235,568	184,309	—
Shareholder servicing fees (Advisor Class)	—	—	1,870,799
Shareholder servicing fees (Institutional Class)	—	—	387,326
Directors’ fees and expenses	11,786	4,517	68,797
Registration and filing fees	6,428	5,418	36,339
Other expenses	3,942	1,747	73,958
Total expenses	1,243,761	765,758	12,480,661
Net expenses	1,243,761	765,758	12,480,661
Net investment income	4,846,529	794,521	2,583,656
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	638,815	8,442,296	96,848,999
Net change in unrealized gain (loss) of:
Investments	(9,148,092)	17,505,375	386,519,334
Net realized and unrealized gain (loss)	(8,509,277)	25,947,671	483,368,333
Net increase (decrease) in net assets resulting from operations	$(3,662,748)	$26,742,192	$485,951,989
See Notes to Financial Statements.
11

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2017 — (Unaudited)
	Mid Cap Equity Portfolio	Large Cap Value Portfolio	Equity Income Portfolio[1]
Investment income:
Dividends	$ 126,318	$ 968,182	$ 39,068
Interest	31	29	27
Income from security lending	220	—	2
Total investment income	126,569	968,211	39,097
Expenses:
Management fees	50,042	213,179	8,708
Administration, transfer agent and custody fees	15,967	45,660	20,412
Professional fees	827	3,179	387
Shareholder report expenses	924	2,778	486
Shareholder servicing fees	—	77,520	3,167
Shareholder servicing fees (Advisor Class)	22,746	—	—
Directors’ fees and expenses	497	1,872	224
Offering expenses	—	—	7,530
Registration and filing fees	24,363	11,113	2,457
Other expenses	2,827	1,479	812
Total expenses	118,193	356,780	44,183
Less expenses waived/reimbursed	(27,208)	—	(30,725)
Net expenses	90,985	356,780	13,458
Net investment income	35,584	611,431	25,639
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	587,436	3,024,444	1,357
Net change in unrealized gain of:
Investments	1,583,153	5,824,925	101,966
Net realized and unrealized gain	2,170,589	8,849,369	103,323
Net increase in net assets resulting from operations	$2,206,173	$9,460,800	$128,962

[1]	Portfolio commenced operations on December 21, 2016.
See Notes to Financial Statements.
12

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2017 — (Unaudited)
	U.S. Emerging Growth Portfolio	Large Cap Core Portfolio	Large Cap Growth Portfolio
Investment income:
Dividends	$ 414,467	$ 20,551,551	$ 24,162,518
Interest	54	2,579	3,209
Income from security lending	3,990	101,353	28,041
Total investment income	418,511	20,655,483	24,193,768
Expenses:
Management fees	166,709	6,094,830	9,131,762
Administration, transfer agent and custody fees	24,667	907,329	1,342,547
Professional fees	2,421	85,670	131,576
Shareholder report expenses	2,247	135,096	220,171
Shareholder servicing fees	75,777	—	—
Shareholder servicing fees (Advisor Class)	—	1,876,518	3,244,003
Directors’ fees and expenses	1,422	52,479	76,214
Registration and filing fees	7,720	73,894	62,786
Other expenses	1,432	54,935	77,370
Total expenses	282,395	9,280,751	14,286,429
Net expenses	282,395	9,280,751	14,286,429
Net investment income	136,116	11,374,732	9,907,339
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	1,869,782	52,840,186	68,895,933
Net change in unrealized gain of:
Investments	7,019,129	228,923,525	365,320,038
Net realized and unrealized gain	8,888,911	281,763,711	434,215,971
Net increase in net assets resulting from operations	$9,025,027	$293,138,443	$444,123,310
See Notes to Financial Statements.
13

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2017 — (Unaudited)
	Long/Short Portfolio	Total Market Portfolio	High Yield Municipal Portfolio
Investment income:
Dividends	$ 2,588,169	$ 804,960	$ —
Interest	61,763	51	2,822,588
Income from security lending	4,025	325	—
Total investment income	2,653,957	805,336	2,822,588
Expenses:
Management fees	1,551,760	390,975	470,480
Administration, transfer agent and custody fees	100,703	46,759	58,063
Professional fees	10,348	2,704	5,657
Shareholder report expenses	10,660	3,514	5,081
Shareholder servicing fees	258,627	65,163	180,954
Dividends on securities sold short	1,493,511	184,341	—
Directors’ fees and expenses	6,119	1,650	3,797
Short position flex fees	—	76,086	—
Registration and filing fees	13,026	11,614	5,531
Other expenses	1,985	1,495	3,149
Total expenses	3,446,739	784,301	732,712
Less expenses waived/reimbursed	(452,597)	(116,608)	(8,896)
Net expenses	2,994,142	667,693	723,816
Net investment income (loss)	(340,185)	137,643	2,098,772
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	9,074,656	2,159,330	(662,931)
Securities sold short	(13,418,447)	(1,343,742)	—
Net realized gain (loss)	(4,343,791)	815,588	(662,931)
Net change in unrealized gain (loss) of:
Investments	24,085,087	8,925,023	(3,959,206)
Securities sold short	(2,200,187)	(859,408)	—
Net change in unrealized gain (loss)	21,884,900	8,065,615	(3,959,206)
Net realized and unrealized gain (loss)	17,541,109	8,881,203	(4,622,137)
Net increase (decrease) in net assets resulting from operations	$ 17,200,924	$ 9,018,846	$(2,523,365)
See Notes to Financial Statements.
14

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2017 — (Unaudited)
	Responsible ESG U.S. Equity Portfolio	Women in Leadership U.S. Equity Portfolio	Short Term Tax Aware Fixed Income Portfolio
Investment income:
Dividends	$ 76,059	$ 76,301	$ 24,612
Interest	14	8	153,477
Income from security lending	252	26	1
Total investment income	76,325	76,335	178,090
Expenses:
Management fees	22,040	20,546	51,545
Administration, transfer agent and custody fees	10,018	10,216	16,555
Professional fees	266	260	1,180
Shareholder report expenses	523	766	12,483
Shareholder servicing fees	8,015	7,471	14,727
Directors’ fees and expenses	208	200	722
Offering expenses	—	—	18,073
Registration and filing fees	4,952	4,376	2,553
Other expenses	905	892	919
Total expenses	46,927	44,727	118,757
Less expenses waived/reimbursed	(6,854)	(7,370)	(37,757)
Net expenses	40,073	37,357	81,000
Net investment income	36,252	38,978	97,090
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	63,751	34,951	(71,006)
Net change in unrealized gain of:
Investments	942,137	835,391	53,513
Net realized and unrealized gain (loss)	1,005,888	870,342	(17,493)
Net increase in net assets resulting from operations	$1,042,140	$909,320	$ 79,597
See Notes to Financial Statements.
15

The Glenmede Fund, Inc.

Statements Of Operations — (Concluded)
For the Six Months Ended April 30, 2017 — (Unaudited)
	Secured Options Portfolio	International Secured Options Portfolio	International Portfolio
Investment income:
Dividends[1]	$ 121,021	$ 183,732	$ 5,619,296
Interest	326,517	502	384
Income from security lending	—	—	65
Total investment income	447,538	184,234	5,619,745
Expenses:
Management fees	1,900,659	55,234	1,567,471
Administration, transfer agent and custody fees	224,520	13,564	122,579
Professional fees	27,447	925	16,582
Shareholder report expenses	29,262	4,775	7,705
Shareholder servicing fees	—	20,085	522,490
Shareholder servicing fees (Advisor Class)	580,168	—	—
Directors’ fees and expenses	16,317	742	10,405
Interest expense	—	18	—
Registration and filing fees	55,589	2,154	17,281
Other expenses	27,454	1,344	3,069
Total expenses	2,861,416	98,841	2,267,582
Less expenses waived/reimbursed	—	—	(177,620)
Net expenses	2,861,416	98,841	2,089,962
Net investment income (loss)	(2,413,878)	85,393	3,529,783
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	2,386,600	1,150,146	8,879,429
Options written	23,927,394	10,197	—
Foreign currency transactions	—	—	(837)
Net realized gain	26,313,994	1,160,343	8,878,592
Net change in unrealized gain of:
Investments	1,699,027	164,227	26,426,954
Options written	6,210,986	(98,140)	—
Foreign currency translation	—	—	150
Net change in unrealized gain	7,910,013	66,087	26,427,104
Net realized and unrealized gain	34,224,007	1,226,430	35,305,696
Net increase in net assets resulting from operations	$31,810,129	$1,311,823	$38,835,479

[1]	The International Secured Options Portfolio and International Portfolio had foreign dividend withholding taxes of 13,057 and 661,773, respectively.
See Notes to Financial Statements.
16

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2017 — (Unaudited)
	Core Fixed Income Portfolio	Strategic Equity Portfolio	Small Cap Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 4,846,529	$ 794,521	$ 2,583,656
Net realized gain on:
Investment transactions	638,815	8,442,296	96,848,999
Net change in unrealized gain (loss) of:
Investments	(9,148,092)	17,505,375	386,519,334
Net increase (decrease) in net assets resulting from operations	(3,662,748)	26,742,192	485,951,989
Distributions to shareholders from:
Net investment income:
Net investment income	(4,804,095)	(785,137)	—
Advisor Class	—	—	(1,143,575)
Institutional Class	—	—	(1,571,028)
Net realized gain on investments:
Net realized gain on investments	(3,226,898)	(11,563,281)	—
Advisor Class	—	—	(27,237,864)
Institutional Class	—	—	(24,946,026)
Net increase (decrease) in net assets from capital share transactions (See note 5)	9,717,260	(1,136,541)	283,084,292
Net increase (decrease) in net assets	(1,976,481)	13,257,233	714,137,788
NET ASSETS:
Beginning of period	486,871,769	176,863,957	2,631,911,949
End of period	$484,895,288	$190,121,190	$3,346,049,737
Undistributed net investment income included in net assets at end of period	$ 813,795	$ 234,296	$270,755

For the Year Ended October 31, 2016
	Core Fixed Income Portfolio	Strategic Equity Portfolio	Small Cap Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 8,299,519	$ 1,688,561	$ 5,031,420
Net realized gain on:
Investment transactions	4,002,597	11,529,759	45,618,145
Net change in unrealized gain (loss) of:
Investments	1,587,602	(4,959,292)	(46,930,013)
Net increase in net assets resulting from operations	13,889,718	8,259,028	3,719,552
Distributions to shareholders from:
Net investment income:
Net investment income	(9,014,871)	(1,637,895)	—
Advisor Class	—	—	(2,474,096)
Institutional Class	—	—	(3,200,553)
Net realized gain on investments:
Net realized gain on investments	(2,439,232)	(13,128,265)	—
Advisor Class	—	—	(13,378,586)
Institutional Class	—	—	(8,784,493)
Net increase in net assets from capital share transactions (See note 5)	51,349,802	8,962,341	293,017,683
Net increase in net assets	53,785,417	2,455,209	268,899,507
NET ASSETS:
Beginning of year	433,086,352	174,408,748	2,363,012,442
End of year	$486,871,769	$176,863,957	$2,631,911,949
Undistributed net investment income included in net assets at end of year	$ 771,361	$ 224,912	$401,702
See Notes to Financial Statements.
17

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2017 — (Unaudited)
	Mid Cap Equity Portfolio	Large Cap Value Portfolio	Equity Income Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income	$ 35,584	$ 611,431	$ 25,639
Net realized gain on:
Investment transactions	587,436	3,024,444	1,357
Net change in unrealized gain of:
Investments	1,583,153	5,824,925	101,966
Net increase in net assets resulting from operations	2,206,173	9,460,800	128,962
Distributions to shareholders from:
Net investment income:
Net investment income	—	(671,781)	(17,606)
Advisor Class	(37,221)	—	—
Net realized gain on investments	—	(5,421,668)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(2,998,416)	(131,255)	7,449,563
Net increase (decrease) in net assets	(829,464)	3,236,096	7,560,919
NET ASSETS:
Beginning of period	18,048,544	72,154,315	—
End of period	$17,219,080	$75,390,411	$7,560,919
Undistributed net investment income included in net assets at end of period	$ 9,745	$ 136,681	$8,033

[1]	Portfolio commenced operations on December 21, 2016.

For the Year Ended October 31, 2016
	Mid Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 159,885	$ 1,306,627
Net realized gain (loss) on:
Investment transactions	(2,499,920)	5,238,363
Net change in unrealized gain (loss) of:
Investments	756,464	(3,024,298)
Net increase (decrease) in net assets resulting from operations	(1,583,571)	3,520,692
Distributions to shareholders from:
Net investment income:
Net investment income	—	(1,197,701)
Advisor Class	(174,492)	—
Net realized gain on investments:
Net realized gain on investments	—	(8,668,626)
Advisor Class	(229,576)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(9,943,336)	(4,564,658)
Net increase (decrease) in net assets	(11,930,975)	(10,910,293)
NET ASSETS:
Beginning of year	29,979,519	83,064,608
End of year	$ 18,048,544	$ 72,154,315
Undistributed net investment income included in net assets at end of year	$ 11,382	$ 197,031
See Notes to Financial Statements.
18

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2017 — (Unaudited)
	U.S. Emerging Growth Portfolio	Large Cap Core Portfolio	Large Cap Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 136,116	$ 11,374,732	$ 9,907,339
Net realized gain on:
Investment transactions	1,869,782	52,840,186	68,895,933
Net change in unrealized gain of:
Investments	7,019,129	228,923,525	365,320,038
Net increase in net assets resulting from operations	9,025,027	293,138,443	444,123,310
Distributions to shareholders from:
Net investment income:
Net investment income	(135,896)	—	—
Advisor Class	—	(9,179,575)	(8,763,108)
Institutional Class	—	(2,027,565)	(285,671)
Net increase in net assets from capital share transactions (See note 5)	1,217,873	164,310,570	180,361,989
Net increase in net assets	10,107,004	446,241,873	615,436,520
NET ASSETS:
Beginning of period	53,495,081	1,966,783,710	3,023,456,366
End of period	$63,602,085	$2,413,025,583	$3,638,892,886
Undistributed net investment income included in net assets at end of period	$ 11,498	$ 1,736,547	$1,776,468

For the Year Ended October 31, 2016
	U.S. Emerging Growth Portfolio	Large Cap Core Portfolio	Large Cap Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 155,750	$ 23,917,826	$ 15,249,255
Net realized loss on:
Investment transactions	(318,278)	(1,338,440)	(4,531,961)
Net change in unrealized gain of:
Investments	920,544	68,724,402	31,738
Net increase in net assets resulting from operations	758,016	91,303,788	10,749,032
Distributions to shareholders from:
Net investment income:
Net investment income	(156,347)	—	—
Advisor Class	—	(20,214,714)	(14,728,311)
Institutional Class	—	(2,902,174)	(108,903)
Net realized gain on investments:
Net realized gain on investments	(312,897)	—	—
Advisor Class	—	(17,780,806)	—
Net increase in net assets from capital share transactions (See note 5)	7,939,249	273,099,412	1,068,373,832
Net increase in net assets	8,228,021	323,505,506	1,064,285,650
NET ASSETS:
Beginning of year	45,267,060	1,643,278,204	1,959,170,716
End of year	$53,495,081	$1,966,783,710	$3,023,456,366
Undistributed net investment income included in net assets at end of year	$ 11,278	$ 1,568,955	$917,908
See Notes to Financial Statements.
19

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2017 — (Unaudited)
	Long/Short Portfolio	Total Market Portfolio	High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (340,185)	$ 137,643	$ 2,098,772
Net realized gain (loss) on:
Investment transactions	9,074,656	2,159,330	(662,931)
Securities sold short	(13,418,447)	(1,343,742)	—
Net change in unrealized gain (loss) of:
Investments	24,085,087	8,925,023	(3,959,206)
Securities sold short	(2,200,187)	(859,408)	—
Net increase (decrease) in net assets resulting from operations	17,200,924	9,018,846	(2,523,365)
Distributions to shareholders from:
Net investment income	—	(117,881)	(2,040,553)
Net realized gain on investments	—	—	(615,130)
Net increase (decrease) in net assets from capital share transactions (See note 5)	19,836,461	(4,224,289)	6,017,313
Net increase in net assets	37,037,385	4,676,676	838,265
NET ASSETS:
Beginning of period	239,413,453	61,082,594	153,890,300
End of period	$276,450,838	$65,759,270	$154,728,565
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (1,135,425)	$ 38,073	$365,385

For the Year Ended October 31, 2016
	Long/Short Portfolio	Total Market Portfolio	High Yield Municipal Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (940,387)	$ 396,323	$ 2,077,371
Net realized gain (loss) on:
Investment transactions	(1,826,086)	(751,552)	597,983
Securities sold short	(1,494,968)	621,987	—
Net change in unrealized gain (loss) of:
Investments	10,007,001	(262,089)	1,293,617
Securities sold short	(4,273,799)	(694,316)	—
Net increase (decrease) in net assets resulting from operations	1,471,761	(689,647)	3,968,971
Distributions to shareholders from:
Net investment income	—	(408,601)	(1,770,974)
Net increase (decrease) in net assets from capital share transactions (See note 5)	44,461,487	(26,552,825)	151,692,303
Net increase (decrease) in net assets	45,933,248	(27,651,073)	153,890,300
NET ASSETS:
Beginning of year	193,480,205	88,733,667	—
End of year	$239,413,453	$ 61,082,594	$153,890,300
Undistributed (distributions in excess of) net investment income included in net assets at end of year	$ (795,240)	$ 18,311	$307,166

[1]	Portfolio commenced operations on December 22, 2015.
See Notes to Financial Statements.
20

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2017 — (Unaudited)
	Responsible ESG U.S. Equity Portfolio	Women in Leadership U.S. Equity Portfolio	Short Term Tax Aware Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 36,252	$ 38,978	$ 97,090
Net realized gain (loss) on:
Investment transactions	63,751	34,951	(71,006)
Net change in unrealized gain of:
Investments	942,137	835,391	53,513
Net increase in net assets resulting from operations	1,042,140	909,320	79,597
Distributions to shareholders from:
Net investment income	(31,859)	(38,012)	(91,901)
Net increase in net assets from capital share transactions (See note 5)	2,932,685	1,670,249	2,797,522
Net increase in net assets	3,942,966	2,541,557	2,785,218
NET ASSETS:
Beginning of period	6,560,561	6,516,658	30,076,446
End of period	$10,503,527	$9,058,215	$32,861,664
Undistributed net investment income included in net assets at end of period	$ 8,631	$ 9,726	$17,532

For the Year Ended October 31, 2016
	Responsible ESG U.S. Equity Portfolio[1]	Women in Leadership U.S. Equity Portfolio[1]	Short Term Tax Aware Fixed Income Portfolio[2]
Increase (decrease) in net assets
Operations:
Net investment income	$ 25,589	$ 40,428	$ 34,407
Net realized loss on:
Investment transactions	(37,331)	(9,578)	(130)
Net change in unrealized gain (loss) of:
Investments	388,325	236,268	(88,806)
Net increase (decrease) in net assets resulting from operations	376,583	267,118	(54,529)
Distributions to shareholders from:
Net investment income	(20,176)	(32,425)	(22,071)
Net increase in net assets from capital share transactions (See note 5)	6,204,154	6,281,965	30,153,046
Net increase in net assets	6,560,561	6,516,658	30,076,446
NET ASSETS:
Beginning of year	—	—	—
End of year	$6,560,561	$6,516,658	$30,076,446
Undistributed net investment income included in net assets at end of year	$ 4,238	$ 8,760	$12,343

[1]	Portfolio commenced operations on December 22, 2015.
[2]	Portfolio commenced operations on June 29, 2016.
See Notes to Financial Statements.
21

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Concluded)
For the Six Months Ended April 30, 2017 — (Unaudited)
	Secured Options Portfolio	International Secured Options Portfolio	International Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (2,413,878)	$ 85,393	$ 3,529,783
Net realized gain (loss) on:
Investment transactions	2,386,600	1,150,146	8,879,429
Options written	23,927,394	10,197	—
Foreign currency transactions	—	—	(837)
Net change in unrealized gain (loss) of:
Investments	1,699,027	164,227	26,426,954
Options written	6,210,986	(98,140)	—
Foreign currency translations	—	—	150
Net increase in net assets resulting from operations	31,810,129	1,311,823	38,835,479
Distributions to shareholders from:
Net investment income	—	(107,744)	(1,742,521)
Net realized gain on investments:
Advisor Class	(24,886,106)	—	—
Institutional Class	(3,551,257)	—	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	187,803,258	(20,161,172)	(41,162,378)
Net increase (decrease) in net assets	191,176,024	(18,957,093)	(4,069,420)
NET ASSETS:
Beginning of period	574,199,839	28,818,184	441,284,272
End of period	$765,375,863	$ 9,861,091	$437,214,852
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (2,437,605)	$ 1,271	$1,853,059

For the Year Ended October 31, 2016
	Secured Options Portfolio	International Secured Options Portfolio	International Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (3,472,743)	$ 594,233	$ 7,118,150
Net realized gain (loss) on:
Investment transactions	264,711	(3,203,812)	(25,769,702)
Options written	36,051,561	1,313,495	—
Foreign currency tranactions	—	—	(3,457)
Net change in unrealized gain (loss) of:
Investments	244,394	(27,408)	9,945,309
Options Written	(4,695,056)	(308,329)	—
Foreign currency translations	—	—	3,569
Net increase (decrease) in net assets resulting from operations	28,392,867	(1,631,821)	(8,706,131)
Distributions to shareholders from:
Net investment income:
Net investment income	—	(711,091)	(7,301,630)
Advisor Class	(76)	—	—
Net realized gain on investments:
Advisor Class	(22,625,122)	—	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	173,269,283	(57,316,577)	213,888,933
Net increase (decrease) in net assets	179,036,952	(59,659,489)	197,881,172
NET ASSETS:
Beginning of year	395,162,887	88,477,673	243,403,100
End of year	$574,199,839	$ 28,818,184	$441,284,272
Undistributed (distributions in excess of) net investment income included in net assets at end of year	$ (23,727)	$ 23,622	$65,797
See Notes to Financial Statements.
22

The Glenmede Fund, Inc.

Statement Of Cash Flows
For the Six Months Ended April 30, 2017 — (Unaudited)
Long/Short Portfolio
Cash flows from operating activities
Net increase in net assets resulting from operations	$ 17,200,924
Investments purchased	(60,097,605)
Investments sold	54,570,726
Purchases to cover securities sold short	(114,223,743)
Securities sold short	124,824,913
(Purchase)/Sale of short term investments, net	7,777,218
Increase in Interest receivable	(47,884)
Increase in Cash collateral on deposit at broker	(28,722,048)
Increase in Securities lending receivable	(15)
Decrease in Dividends receivable	71,593
Decrease in Prepaid expenses	961
Decrease in Obligation to return securities lending collateral	(3,159,265)
Decrease in Dividends payable for securities sold short	(66,924)
Increase in Investment Advisory fees	18,321
Increase in Directors fees	134
Increase in Payable to Affiliate	4,311
Decrease in Accrued expenses	(13,947)
Net change in unrealized gain (loss) on investments	(24,085,087)
Net realized loss from investments	(9,074,656)
Net change in unrealized gain (loss) on securities sold short	2,200,187
Net realized loss from securities sold short	13,418,447
Net cash provided by (used in) operating activities	(19,403,439)
Cash flows from financing activities
Proceeds from shares sold	37,360,293
Payments on shares redeemed	(17,956,854)
Net cash provided by (used in) financing activities	19,403,439
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$ —

Short sale dividend expense for the period was $1,493,511.
The Portfolio did not pay any prime broker fees during the six months ended April 30, 2017.
See Notes to Financial Statements.
23

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Concluded)
For the Six Months Ended April 30, 2017 — (Unaudited)
Total Market Portfolio
Cash flows from operating activities
Net increase in net assets resulting from operations	$ 9,018,846
Investments purchased	(23,101,728)
Investments sold	28,276,553
Purchases to cover securities sold short	(16,990,653)
Securities sold short	16,283,338
(Purchase)/Sale of short term investments, net	(253,373)
Increase in Interest receivable	(3)
Increase in Dividends receivable	(678)
Decrease in Prepaid expenses	307
Decrease in Dividends payable for securities sold short	(10,457)
Increase in Investment Advisory fees	7,360
Increase in Directors fees	81
Increase in Payable to Affiliate	109
Decrease in Accrued expenses	(12,697)
Net change in unrealized gain (loss) on investments	(8,925,023)
Net realized loss from investments	(2,159,330)
Net change in unrealized gain (loss) on securities sold short	859,408
Net realized loss from securities sold short	1,343,742
Net cash provided by (used in) operating activities	4,335,802
Cash flows from financing activities
Proceeds from shares sold	4,348,705
Payments on shares redeemed	(8,612,201)
Cash distributions paid	(72,306)
Net cash provided by (used in) financing activities	(4,335,802)
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$ —

Non-cash financing activities not included herein consist of a reinvestment of dividends of $45,575
Short sale dividend expense for the period was $184,341.
The Portfolio did not pay any prime broker fees during the six months ended April 30, 2017.
See Notes to Financial Statements.
24

The Glenmede Fund, Inc.

Financial Highlights
For a share outstanding throughout each year
	Core Fixed Income Portfolio
	For the Period Ended April 30, 2017[1]	For the Years Ended October 31,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$ 11.26	$ 11.20	$ 11.21	$ 11.22	$ 11.75	$ 11.67
Income from investment operations:
Net investment income	0.11	0.21	0.23	0.25	0.26	0.30
Net realized and unrealized gain (loss) on investments	(0.19)	0.14	0.01	0.02	(0.45)	0.32
Total from investment operations	(0.08)	0.35	0.24	0.27	(0.19)	0.62
Distributions to shareholders from:
Net investment income	(0.11)	(0.23)	(0.25)	(0.26)	(0.31)	(0.34)
Net realized capital gains	(0.08)	(0.06)	—	(0.02)	(0.03)	(0.20)
Total distributions	(0.19)	(0.29)	(0.25)	(0.28)	(0.34)	(0.54)
Net asset value, end of period	$ 10.99	$ 11.26	$ 11.20	$ 11.21	$ 11.22	$ 11.75
Total return	(0.73)% [2]	3.15%	2.20%	2.52%	(1.64)%	5.51%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$484,895	$486,872	$433,086	$426,528	$398,930	$480,499
Ratio of operating expenses to average net assets	0.53% [3]	0.54%	0.53%	0.56%	0.56%	0.57%
Ratio of net investment income to average net assets	2.06% [3]	1.84%	2.11%	2.23%	2.29%	2.61%
Portfolio turnover rate	22%	24%	27%	18%	19%	22%

[1]	Unaudited.
[2]	Total return calculation is not annualized.
[3]	Annualized.

	Strategic Equity Portfolio
	For the Period Ended April 30, 2017[1]	For the Years Ended October 31,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$ 20.94	$ 21.80	$ 23.89	$ 23.14	$ 19.20	$ 17.19
Income from investment operations:
Net investment income	0.09	0.21	0.23	0.23	0.25	0.18
Net realized and unrealized gain on investments	3.07	0.81	0.76	3.20	4.10	2.00
Total from investment operations	3.16	1.02	0.99	3.43	4.35	2.18
Distributions to shareholders from:
Net investment income	(0.09)	(0.20)	(0.24)	(0.24)	(0.23)	(0.17)
Net realized capital gains	(1.39)	(1.68)	(2.84)	(2.44)	(0.18)	—
Total distributions	(1.48)	(1.88)	(3.08)	(2.68)	(0.41)	(0.17)
Net asset value, end of period	$ 22.62	$ 20.94	$ 21.80	$ 23.89	$ 23.14	$ 19.20
Total return	15.65% [2]	5.22%	4.49%	16.48%	23.08%	12.68%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$190,121	$176,864	$174,409	$184,368	$179,684	$170,580
Ratio of operating expenses to average net assets	0.83% [3]	0.84%	0.84%	0.86%	0.86%	0.87%
Ratio of net investment income to average net assets	0.86% [3]	1.00%	1.03%	1.04%	1.21%	0.99%
Portfolio turnover rate	6%	22%	23%	22%	46%	37%

[1]	Unaudited.
[2]	Total return calculation is not annualized.
[3]	Annualized.

See Notes to Financial Statements.
25

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2017[1]	For the Years Ended October 31,
		2016	2015	2014 [2]	2013 [2]	2012
Net asset value, beginning of period	$ 25.61	$ 26.02	$ 26.30	$ 26.12	$ 18.24	$ 16.64
Income from investment operations:
Net investment income (loss)	0.01	0.03	0.02	(0.02)	0.14	0.08
Net realized and unrealized gain (loss) on investments	4.68	(0.15)	0.74	1.49	8.05	1.60
Total from investment operations	4.69	(0.12)	0.76	1.47	8.19	1.68
Distributions to shareholders from:
Net investment income	(0.02)	(0.05)	(0.02)	(0.10)	(0.12)	(0.08)
Net realized capital gains	(0.52)	(0.24)	(1.02)	(1.19)	(0.19)	—
Total distributions	(0.54)	(0.29)	(1.04)	(1.29)	(0.31)	(0.08)
Net asset value, end of period	$ 29.76	$ 25.61	$ 26.02	$ 26.30	$ 26.12	$ 18.24
Total return	18.41% [3]	(0.43)%	3.03%	5.86%	45.63%	10.10% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,500,000	$1,367,160	$1,399,042	$1,139,273	$639,021	$363,561
Ratio of operating expenses to average net assets	0.92% [5]	0.91%	0.91%	0.94%	0.91%	0.93%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.07% [5]	0.12%	0.07%	(0.07)%	0.63%	0.47%
Portfolio turnover rate[6]	31%	58%	53%	45%	55%	49%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
26

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2017[1]	For the Years Ended October 31,
		2016	2015	2014 [2]	2013 [2]	2012 [2]
Net asset value, beginning of period	$ 26.67	$ 27.07	$ 27.28	$ 27.00	$ 18.86	$ 17.16
Income from investment operations:
Net investment income	0.04	0.08	0.08	0.01	0.11	0.13
Net realized and unrealized gain (loss) on investments	4.88	(0.16)	0.76	1.57	8.39	1.65
Total from investment operations	4.92	(0.08)	0.84	1.58	8.50	1.78
Distributions to shareholders from:
Net investment income	(0.03)	(0.08)	(0.03)	(0.11)	(0.17)	(0.08)
Net realized capital gains	(0.52)	(0.24)	(1.02)	(1.19)	(0.19)	—
Total distributions	(0.55)	(0.32)	(1.05)	(1.30)	(0.36)	(0.08)
Net asset value, end of period	$ 31.04	$ 26.67	$ 27.07	$ 27.28	$ 27.00	$ 18.86
Total return	18.55% [3]	(0.25)%	3.24%	6.10%	45.82%	10.38%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,846,050	$1,264,752	$963,970	$531,853	$154,993	$14,305
Ratio of operating expenses to average net assets	0.72% [4]	0.71%	0.71%	0.74%	0.75%	0.73%
Ratio of net investment income to average net assets	0.26% [4]	0.30%	0.26%	0.03%	0.48%	0.71%
Portfolio turnover rate[5]	31%	58%	53%	45%	55%	49%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
27

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Mid Cap Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2017[2]	For the Years Ended October 31,		For the period September 30 2014[1] through October 31, 2014[3]
		2016	2015 [3]
Net asset value, beginning of period	$ 9.90	$ 10.57	$ 10.23	$10.00
Income from investment operations:
Net investment income (loss)	0.02	0.08	0.05	(0.01)
Net realized and unrealized gain (loss) on investments	1.22	(0.60)	0.32 [4]	0.24
Total from investment operations	1.24	(0.52)	0.37	0.23
Distributions to shareholders from:
Net investment income	(0.02)	(0.07)	(0.03)	—
Net realized capital gains	—	(0.08)	—	—
Total distributions	(0.02)	(0.15)	(0.03)	—
Net asset value, end of period	$ 11.12	$ 9.90	$ 10.57	$10.23
Total return[5]	12.55% [6]	(4.94)%	3.62%	2.30% [6]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$17,219	$18,049	$29,980	$9,262
Ratio of operating expenses before waiver/reimbursement to average net assets	1.30% [7]	1.15%	1.44%	1.58%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00% [7]	1.00%	1.00%	1.00% [7]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.39% [7]	0.66%	0.43%	(0.30)% [7]
Portfolio turnover rate	32%	84%	54%	3% [8]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Total return calculation is not annualized.
[7]	Annualized.
[8]	Calculations represent portfolio turnover for the Portfolio for the period of September 30, 2014 through October 31, 2014.

See Notes to Financial Statements.
28

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Large Cap Value Portfolio
	For the Period Ended April 30, 2017[1,2]	For the Years Ended October 31,
		2016	2015 [2]	2014	2013 [2]	2012
Net asset value, beginning of period	$ 10.22	$ 11.15	$ 12.85	$ 12.96	$ 10.56	$ 9.46
Income from investment operations:
Net investment income	0.08	0.19	0.12	0.03	0.08	0.13
Net realized and unrealized gain on investments	1.25	0.30	0.06	1.72	2.92	1.08
Total from investment operations	1.33	0.49	0.18	1.75	3.00	1.21
Distributions to shareholders from:
Net investment income	(0.10)	(0.17)	(0.11)	(0.05)	(0.10)	(0.11)
Net realized capital gains	(0.78)	(1.25)	(1.77)	(1.81)	(0.50)	—
Total distributions	(0.88)	(1.42)	(1.88)	(1.86)	(0.60)	(0.11)
Net asset value, end of period	$ 10.67	$ 10.22	$ 11.15	$ 12.85	$ 12.96	$ 10.56
Total return	13.18% [3]	5.58%	1.28%	15.48%	29.90%	12.86%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$75,390	$72,154	$83,065	$98,642	$95,748	$77,107
Ratio of operating expenses to average net assets	0.92% [4]	0.91%	0.91%	0.92%	0.90%	0.91%
Ratio of net investment income to average net assets	1.58% [4]	1.83%	1.03%	0.28%	0.73%	1.26%
Portfolio turnover rate	49%	110%	106%	106%	147%	157%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.
29

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
Equity Income Portfolio
For the Period December 21, 2016[1] through April 30, 2017[2,3]
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain on investments	0.29
Total from investment operations	0.35
Distributions to shareholders from:
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$10.32
Total return[4,5]	3.48%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$7,561
Ratio of operating expenses before waiver/reimbursement to net assets	2.79% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [6]
Ratio of net investment income to average net assets	1.62% [6]
Portfolio turnover rate	15%

[1]	Portfolio commenced operations on December 21, 2016.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Annualized.

See Notes to Financial Statements.
30

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	U.S. Emerging Growth Portfolio
	For the Period Ended April 30, 2017[1]	For the Years Ended October 31,
		2016	2015 [2]	2014	2013	2012 [2]
Net asset value, beginning of period	$ 9.52	$ 9.55	$ 10.33	$ 9.77	$ 7.36	$ 6.78
Income from investment operations:
Net investment income	0.02	0.04	0.03	0.00 [3]	0.07	0.01
Net realized and unrealized gain on investments	1.57	0.03	0.21	0.65	2.41	0.58
Total from investment operations	1.59	0.07	0.24	0.65	2.48	0.59
Distributions to shareholders from:
Net investment income	(0.02)	(0.03)	(0.02)	(0.01)	(0.07)	(0.01)
Net realized capital gains	—	(0.07)	(1.00)	(0.08)	—	—
Total distributions	(0.02)	(0.10)	(1.02)	(0.09)	(0.07)	(0.01)
Net asset value, end of period	$ 11.09	$ 9.52	$ 9.55	$ 10.33	$ 9.77	$ 7.36
Total return	16.75% [4]	0.72%	2.58%	6.69%	33.94%	8.77%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$63,602	$53,495	$45,267	$38,485	$37,481	$27,385
Ratio of operating expenses to average net assets	0.93% [5]	0.94%	0.94%	0.96%	0.96%	1.00%
Ratio of net investment income to average net assets	0.45% [5]	0.31%	0.30%	0.01%	0.84%	0.17%
Portfolio turnover rate	53%	100%	135%	127%	134%	120%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.
31

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Large Cap Core Portfolio Advisor Shares
	For the Period Ended April 30, 2017[1]	For the Years Ended October 31,
		2016 [2]	2015	2014	2013	2012
Net asset value, beginning of period	$ 22.36	$ 22.34	$ 21.76	$ 18.57	$ 14.10	$ 12.62
Income from investment operations:
Net investment income	0.12	0.25	0.22	0.18	0.17	0.17
Net realized and unrealized gain on investments	3.12	0.25	1.23	3.54	4.46	1.48
Total from investment operations	3.24	0.50	1.45	3.72	4.63	1.65
Distributions to shareholders from:
Net investment income	(0.12)	(0.25)	(0.22)	(0.19)	(0.16)	(0.17)
Net realized capital gains	—	(0.23)	(0.65)	(0.34)	—	—
Total distributions	(0.12)	(0.48)	(0.87)	(0.53)	(0.16)	(0.17)
Net asset value, end of period	$ 25.48	$ 22.36	$ 22.34	$ 21.76	$ 18.57	$ 14.10
Total return	14.51% [3]	2.34%	6.83%	20.46%	33.02%	13.14%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$2,003,722	$1,691,802	$1,643,278	$724,089	$287,542	$115,204
Ratio of operating expenses to average net assets	0.87% [4]	0.88%	0.87%	0.87%	0.86%	0.88%
Ratio of net investment income to average net assets	1.00% [4]	1.14%	1.05%	1.00%	1.07%	1.23%
Portfolio turnover rate	32%	111%	122%	73%	90%	104%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.
32

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Large Cap Core Portfolio Institutional Shares
	For the Period Ended April 30, 2017[2]	For the Period December 30, 2015[1] through October 31, 2016[3]
Net asset value, beginning of period	$ 22.37	$ 21.85
Income from investment operations:
Net investment income	0.13	0.29
Net realized and unrealized gain on investments	3.13	0.45
Total from investment operations	3.26	0.74
Distributions to shareholders from:
Net investment income	(0.14)	(0.22)
Total distributions	(0.14)	(0.22)
Net asset value, end of period	$ 25.49	$ 22.37
Total return	14.60% [4]	3.41% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$409,303	$274,982
Ratio of operating expenses to average net assets	0.67% [5]	0.68% [5]
Ratio of net investment income to average net assets	1.19% [5]	1.31% [5]
Portfolio turnover rate	32%	111%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.
33

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Large Cap Growth Portfolio Advisor Shares
	For the Period Ended April 30, 2017[1]	For the Years Ended October 31,
		2016 [2]	2015	2014	2013	2012
Net asset value, beginning of period	$ 24.76	$ 24.70	$ 23.05	$ 19.65	$ 14.81	$ 13.73
Income from investment operations:
Net investment income	0.07	0.16	0.13	0.14	0.14	0.07
Net realized and unrealized gain on investments	3.51	0.05 [3]	2.26	4.26	4.83	1.08
Total from investment operations	3.58	0.21	2.39	4.40	4.97	1.15
Distributions to shareholders from:
Net investment income	(0.07)	(0.15)	(0.13)	(0.14)	(0.13)	(0.07)
Net realized capital gains	—	—	(0.61)	(0.86)	—	—
Total distributions	(0.07)	(0.15)	(0.74)	(1.00)	(0.13)	(0.07)
Net asset value, end of period	$ 28.27	$ 24.76	$ 24.70	$ 23.05	$ 19.65	$ 14.81
Total return	14.48% [4]	0.87%	10.60%	23.36%	33.65%	8.44%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$3,505,332	$2,988,342	$1,959,171	$630,362	$184,552	$93,527
Ratio of operating expenses to average net assets	0.87% [5]	0.88%	0.87%	0.88%	0.87%	0.89%
Ratio of net investment income to average net assets	0.59% [5]	0.66%	0.59%	0.70%	0.85%	0.52%
Portfolio turnover rate	35%	88%	95%	76%	99%	111%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.
34

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Large Cap Growth Portfolio Institutional Shares
	For the Period Ended April 30, 2017[2]	For the Period November 5, 2015[1] through October 31, 2016[3]
Net asset value, beginning of period	$ 24.77	$ 24.83
Income from investment operations:
Net investment income	0.09	0.22
Net realized and unrealized gain (loss) on investments	3.51	(0.08)
Total from investment operations	3.60	0.14
Distributions to shareholders from:
Net investment income	(0.10)	(0.20)
Total distributions	(0.10)	(0.20)
Net asset value, end of period	$ 28.27	$ 24.77
Total return	14.54% [4]	0.60% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$133,561	$35,114
Ratio of operating expenses to average net assets	0.67% [5]	0.68% [5]
Ratio of net investment income to average net assets	0.76% [5]	0.90% [5]
Portfolio turnover rate	35%	88%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.
35

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Long/Short Portfolio
	For the Period Ended April 30, 2017[1]	For the Years Ended October 31,
		2016 [2]	2015 [2]	2014 [2]	2013 [2]	2012 [2]
Net asset value, beginning of period	$ 11.39	$ 11.32	$ 10.80	$ 10.50	$ 9.29	$ 8.90
Income from investment operations:
Net investment income (loss)	(0.01)	(0.03)	(0.07)	(0.07)	(0.05)	(0.08)
Net realized and unrealized gain on investments	0.82	0.10	0.59	0.37	1.26	0.47
Total from investment operations	0.81	0.07	0.52	0.30	1.21	0.39
Net asset value, end of period	$ 12.20	$ 11.39	$ 11.32	$ 10.80	$ 10.50	$ 9.29
Total return[3]	7.11% [4]	0.62%	4.81% [5]	2.86% [5]	13.02%	4.38%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$276,451	$239,413	$193,480	$109,965	$29,108	$13,752
Ratio of operating expenses before waiver/reimbursement to net assets	2.67% [6]	2.73%	2.64%	2.48%	2.62%	3.20%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	2.32% [6]	2.38%	2.29%	2.13%	2.27%	2.80%
Ratio of net investment income to average net assets	(0.26)% [6]	(0.41)%	(0.67)%	(0.63)%	(0.53)%	(0.83)%
Portfolio turnover rate[8]	219%	98%	119%	150%	154%	128%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.16%, 1.17%, 1.16%, 1.22%, 1.25% and 1.25% for the period ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.
[8]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
36

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Total Market Portfolio
	For the Period Ended April 30, 2017[1,2]	For the Years Ended October 31,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$ 14.65	$ 14.68	$ 15.07	$ 12.78	$ 9.68	$ 9.01
Income from investment operations:
Net investment income	0.03	0.09	0.08	0.06	0.09	0.03
Net realized and unrealized gain (loss) on investments	2.18	(0.04)	0.49	2.29	3.09	0.68
Total from investment operations	2.21	0.05	0.57	2.35	3.18	0.71
Distributions to shareholders from:
Net investment income	(0.03)	(0.08)	(0.08)	(0.06)	(0.08)	(0.04)
Net realized capital gains	—	—	(0.88)	(0.00) [3]	—	—
Total distributions	(0.03)	(0.08)	(0.96)	(0.06)	(0.08)	(0.04)
Net asset value, end of period	$ 16.83	$ 14.65	$ 14.68	$ 15.07	$ 12.78	$ 9.68
Total return[4]	15.09% [5]	0.37%	3.94%	18.43%	33.01%	7.93%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$65,759	$61,083	$88,734	$61,467	$38,426	$44,619
Ratio of operating expenses before waiver/reimbursement to net assets	2.41% [6]	2.59%	2.29%	2.23%	2.29%	2.48%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	2.05% [6]	2.16%	1.93%	1.85%	1.94%	2.09%
Ratio of net investment income to average net assets	0.42% [6]	0.56%	0.55%	0.41%	0.83%	0.29%
Portfolio turnover rate[8]	61%	88%	129%	117%	138%	135%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding dividends sold short and flex fees was 1.25%, 1.25%, 1.25%, 1.25%, 1.20% and 1.25% for the period ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013, 2012, respectively.
[8]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
37

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	High Yield Municipal Portfolio
	For the Period Ended April 30, 2017[2]	For the Period December 22, 2015[1] through October 31, 2016[3]
Net asset value, beginning of period	$ 10.39	$ 10.00
Income from investment operations:
Net investment income	0.14	0.22
Net realized and unrealized gain (loss) on investments	(0.30)	0.34
Total from investment operations	(0.16)	0.56
Distributions to shareholders from:
Net investment income	(0.14)	(0.17)
Net realized capital gains	(0.04)	—
Total distributions	(0.18)	(0.17)
Net asset value, end of period	$ 10.05	$ 10.39
Total return[4]	(1.53)% [5]	5.56% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$154,729	$153,893
Ratio of operating expenses before waiver/reimbursement to net assets	1.01% [6]	1.08% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00% [6]	1.00% [6]
Ratio of net investment income to average net assets	2.90% [6]	2.44% [6]
Portfolio turnover rate	20%	73%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.

See Notes to Financial Statements.
38

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Responsible ESG U.S. Equity Portfolio
	For the Period Ended April 30, 2017[2]	For the Period December 22, 2015[1] through October 31, 2016[3]
Net asset value, beginning of period	$ 10.84	$10.00
Income from investment operations:
Net investment income	0.05	0.07
Net realized and unrealized gain on investments	1.57	0.82
Total from investment operations	1.62	0.89
Distributions to shareholders from:
Net investment income	(0.05)	(0.05)
Total distributions	(0.05)	(0.05)
Net asset value, end of period	$ 12.41	$10.84
Total return[4]	14.96% [5]	8.87% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$10,504	$6,561
Ratio of operating expenses before waiver/reimbursement to net assets	1.17% [6]	2.21% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00% [6]	1.00% [6]
Ratio of net investment income to average net assets	0.90% [6]	0.76% [6]
Portfolio turnover rate	34%	65%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.

See Notes to Financial Statements.
39

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Women in Leadership U.S. Equity Portfolio
	For the Period Ended April 30, 2017[2]	For the Period December 22, 2015[1] through October 31, 2016[3]
Net asset value, beginning of period	$10.65	$10.00
Income from investment operations:
Net investment income	0.06	0.14
Net realized and unrealized gain on investments	1.37	0.63
Total from investment operations	1.43	0.77
Distributions to shareholders from:
Net investment income	(0.06)	(0.12)
Total distributions	(0.06)	(0.12)
Net asset value, end of period	$12.02	$10.65
Total return[4]	13.45% [5]	7.73% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$9,058	$6,517
Ratio of operating expenses before waiver/reimbursement to net assets	1.20% [6]	2.22% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00% [6]	1.00% [6]
Ratio of net investment income to average net assets	1.04% [6]	1.31% [6]
Portfolio turnover rate	43%	81%

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.

See Notes to Financial Statements.
40

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Short Term Tax Aware Fixed Income Portfolio
	For the Period Ended April 30, 2017[2,3]	For the Period June 29, 2016[1] through October 31, 2016[2]
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from investment operations:
Net investment income	0.03	0.02
Net realized and unrealized gain (loss) on investments	—	(0.02)
Total from investment operations	0.03	0.00
Distributions to shareholders from:
Net investment income	(0.03)	(0.01)
Total distributions	(0.03)	(0.01)
Net asset value, end of period	$ 9.99	$ 9.99
Total return[4]	0.31% [5]	(0.02)% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$32,862	$30,076
Ratio of operating expenses before waiver/reimbursement to net assets	0.81% [6]	0.90%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.55% [6]	0.55% [6]
Ratio of net investment income to average net assets	0.66% [6]	0.46% [6]
Portfolio turnover rate	38%	35%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.

See Notes to Financial Statements.
41

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Advisor Shares
	For the Period Ended April 30, 2017[1,2]	For the Years Ended October 31,
		2016 [2]	2015 [2]	2014 [2]	2013 [2]	2012 [2]
Net asset value, beginning of period	$ 12.45	$ 12.57	$ 12.47	$ 13.24	$ 13.28	$ 12.03
Income from investment operations:
Net investment income (loss)	(0.04)	(0.09)	(0.09)	(0.11)	(0.11)	(0.10)
Net realized and unrealized gain on investments	0.63	0.68	0.84	0.85	1.51	1.78
Total from investment operations	0.59	0.59	0.75	0.74	1.40	1.68
Distributions to shareholders from:
Net realized capital gains	(0.61)	(0.71)	(0.65)	(1.51)	(1.44)	(0.43)
Total distributions	(0.61)	(0.71)	(0.65)	(1.51)	(1.44)	(0.43)
Net asset value, end of period	$ 12.43	$ 12.45	$ 12.57	$ 12.47	$ 13.24	$ 13.28
Total return	4.84% [3]	5.08%	6.37%	6.22%	11.90%	14.34%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$468,613	$574,200	$395,163	$365,675	$381,546	$375,175
Ratio of operating expenses to average net assets[4]	0.86% [5]	0.85%	0.84%	0.87%	0.86%	0.88%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets[4]	(0.73)% [5]	0.95%	(0.77)%	(0.81)%	(0.81)%	(0.85)%
Portfolio turnover rate	—% [6]	—% [6]	—% [6]	1,108%	1,120%	1,130%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[5]	Annualized.
[6]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
42

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
Secured Options Portfolio Institutional Shares
For the Period November 9, 2016 through April 30, 2017[1,2,3]
Net asset value, beginning of period	$ 12.61
Income from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain on investments	0.47
Total from investment operations	0.44
Distributions to shareholders from:
Net realized capital gains	(0.61)
Total distributions	(0.61)
Net asset value, end of period	$ 12.44
Total return	3.59% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$296,763
Ratio of operating expenses to average net assets[5]	0.66% [6]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets[5]	(0.55)% [6]
Portfolio turnover rate	—% [7]

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Class commenced operations on November 9, 2016.
[4]	Total return calculation is not annualized.
[5]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[6]	Annualized.
[7]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
43

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	International Secured Options Portfolio
	For the Period Ended April 30, 2017[2,3]	For the Years Ended October 31,				For the period September 28, 2012[1] through October 31, 2012[2]
		2016 [2]	2015 [2]	2014 [2]	2013 [2]
Net asset value, beginning of period	$ 9.60	$ 9.96	$ 10.58	$ 11.52	$ 10.15	$ 10.00
Income from investment operations:
Net investment income (loss)	0.04	0.15	0.19	0.13	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments	0.60	(0.30)	(0.48)	(0.11)	1.48	0.16
Total from investment operations	0.64	(0.15)	(0.29)	0.02	1.40	0.15
Distributions to shareholders from:
Net investment income	(0.04)	(0.21)	(0.21)	(0.11)	—	—
Net realized capital gains	—	—	(0.12)	(0.85)	(0.03)	—
Total distributions	(0.04)	(0.21)	(0.33)	(0.96)	(0.03)	—
Net asset value, end of period	$10.20	$ 9.60	$ 9.96	$ 10.58	$ 11.52	$ 10.15
Total return	6.68% [4]	(1.47)%	(2.78)%	0.30%	13.78%	1.50% [4,5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$9,861	$28,818	$88,478	$100,552	$98,182	$21,115
Ratio of operating expenses to average net assets[6]	0.98% [7]	0.91%	0.84%	0.87%	0.95%	—%
Ratio of operating expenses before waiver/reimbursement to net assets	—%	—%	—%	—%	—%	3.68% [7]
Ratio of operating expenses after waiver/reimbursement to average net assets	—%	—%	—%	—%	—%	1.00% [7]
Ratio of net investment income to average net assets[6]	0.85% [7]	1.61%	1.83%	1.20%	(0.74)%	(1.00)% [7]
Portfolio turnover rate	1%	70%	106%	81%	7%	0% [8,9]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	Total return calculation is not annualized.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[7]	Annualized.
[8]	Amount rounds to less than $0.01 per share.
[9]	Calculations represent portfolio turnover for the Portfolio for the period of September 28, 2012 through October 31, 2012.

See Notes to Financial Statements.
44

The Glenmede Fund, Inc.

Financial Highlights — (Concluded)
For a share outstanding throughout each year
	International Portfolio
	For the Period Ended April 30, 2017[1]	For the Years Ended October 31,
		2016 [2]	2015 [2]	2014 [2]	2013 [2]	2012 [2]
Net asset value, beginning of period	$ 12.76	$ 13.45	$ 13.83	$ 14.52	$ 11.88	$ 12.06
Income from investment operations:
Net investment income	0.11	0.24	0.15	0.24	0.25	0.29
Net realized and unrealized gain (loss) on investments	1.13	(0.71)	(0.40)	(0.65)	2.59	(0.15)
Total from investment operations	1.24	(0.47)	(0.25)	(0.41)	2.84	0.14
Distributions to shareholders from:
Net investment income	(0.05)	(0.22)	(0.13)	(0.28)	(0.20)	(0.31)
Net realized capital gains	—	—	—	—	—	(0.01)
Total distributions	(0.05)	(0.22)	(0.13)	(0.28)	(0.20)	(0.32)
Net asset value, end of period	$ 13.95	$ 12.76	$ 13.45	$ 13.83	$ 14.52	$ 11.88
Total return	9.77% [3,4]	(3.44)% [3]	(1.83)% [3]	(2.94)% [3]	24.21%	1.28%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$437,215	$441,284	$243,403	$37,520	$63,344	$156,046
Ratio of operating expenses to average net assets	—%	—%	—%	—%	1.15%	1.14%
Ratio of operating expenses before waiver/reimbursement to net assets	1.08% [5]	1.12%	1.24%	1.24%	—%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00% [5]	1.04%	1.24%	1.23%	—%	—%
Ratio of net investment income to average net assets	1.69% [5]	1.88%	1.10%	1.64%	1.91%	2.47%
Portfolio turnover rate	42%	121%	148%	47%	43%	45%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
See Notes to Financial Statements.
45

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 14.3%
	Federal Home Loan Bank — 5.0%
$19,000,000	5.000% due 11/17/17	$ 19,410,438
4,500,000	4.125% due 12/13/19	4,797,464
		24,207,902
	Federal Home Loan Mortgage Corporation — 4.2%
10,000,000	3.750% due 3/27/19	10,453,100
10,000,000	2.375% due 1/13/22	10,200,030
		20,653,130
	Federal National Mortgage Association — 5.1%
5,000,000	5.000% due 5/11/17	5,005,840
9,650,000	1.250% due 5/6/21[1]	9,473,617
10,000,000	2.625% due 9/6/24	10,253,830
		24,733,287
	TOTAL AGENCY NOTES (Cost $69,986,352)	69,594,319
MORTGAGE-BACKED SECURITIES*,2 — 19.1%
	Federal Home Loan Mortgage Corporation — 3.4%
2	# G00807, 9.500% due 3/1/21	2
168,402	# G12342, 5.500% due 8/1/21	176,641
36,878	# J03604, 5.500% due 10/1/21	38,567
28,020	# J03649, 5.500% due 10/1/21	29,410
68,336	# G12442, 6.000% due 11/1/21	72,423
101,703	# J03536, 5.500% due 11/1/21	106,211
56,535	# G18163, 5.500% due 1/1/22	59,813
207,743	# G13396, 5.500% due 12/1/23	219,722
53,523	# D78677, 8.000% due 3/1/27	55,510
173,754	# C00742, 6.500% due 4/1/29	197,453
15,994	# A57845, 7.000% due 2/1/37	16,132
43,546	# A68937, 6.000% due 11/1/37	49,245
38,568	# A68332, 5.500% due 11/1/37	42,766
460,979	# A69653, 5.500% due 12/1/37	510,928
255,917	# A70446, 5.000% due 12/1/37	279,484
420,757	# A73370, 5.000% due 2/1/38	459,415
495,654	# A90421, 4.500% due 12/1/39	534,634
589,369	# A92890, 4.500% due 7/1/40	636,167
2,161,052	# A97620, 4.500% due 3/1/41	2,336,805
3,323,796	# C03770, 3.500% due 2/1/42	3,432,875
2,350,098	# Q07651, 3.500% due 4/1/42	2,427,286
4,615,979	# Q41208, 3.500% due 6/1/46	4,750,564
		16,432,053
	Federal National Mortgage Association — 15.2%
341	# 555016, 6.500% due 10/1/17	342
14,195	# 686230, 5.500% due 2/1/18	14,308
21,490	# 254685, 5.000% due 4/1/18	22,074
40,701	# 740449, 5.500% due 9/1/18	41,243
20,926	# 255159, 5.500% due 3/1/19	21,462
63	# 313796, 9.500% due 2/1/21	64
1,446	# 125275, 7.000% due 3/1/24	1,564
3,375	# 313795, 9.500% due 1/1/25	3,425
1,059,481	# AH6827, 4.000% due 3/1/26	1,120,555
951,983	# AI1657, 4.000% due 4/1/26	1,007,529
1,452,140	# AB3900, 3.000% due 11/1/26	1,498,957
22,813	# 373328, 8.000% due 3/1/27	22,889
1,923,620	# AK4751, 3.000% due 4/1/27	1,985,863
See Notes to Financial Statements.
46

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$ 18,180	# 390895, 8.000% due 6/1/27	$ 18,458
4,156,282	# AO0533, 3.000% due 6/1/27	4,290,430
99,412	# 397602, 8.000% due 8/1/27	110,035
2,023	# 499335, 6.500% due 8/1/29	2,249
7,105	# 252806, 7.500% due 10/1/29	8,437
377	# 523497, 7.500% due 11/1/29	422
2,281	# 588945, 7.000% due 6/1/31	2,499
60,315	# 607862, 7.000% due 9/1/31	65,255
8,703	# 656872, 6.500% due 8/1/32	9,672
18,530	# 687575, 7.000% due 2/1/33	18,758
316,903	# 789856, 6.000% due 8/1/34	359,702
101,828	# 820811, 6.000% due 4/1/35	115,862
79,392	# 829202, 5.000% due 7/1/35	87,102
172,475	# 826586, 5.000% due 8/1/35	189,110
55,086	# 867021, 7.000% due 3/1/36	56,492
38,736	# 256216, 7.000% due 4/1/36	44,589
188,698	# 898412, 5.000% due 10/1/36	206,936
31,733	# 910894, 5.000% due 2/1/37	34,782
22,002	# 912456, 6.500% due 3/1/37	24,452
79,617	# 959877, 5.000% due 11/1/37	87,143
516,246	# 973241, 5.000% due 3/1/38	565,045
172,038	# 975593, 5.000% due 6/1/38	188,300
173,526	# 257573, 5.500% due 2/1/39	193,631
693,735	# AD7128, 4.500% due 7/1/40	749,472
6,064,521	# AH1568, 4.500% due 12/1/40	6,567,050
2,859,552	# AH6991, 4.000% due 1/1/41	3,022,059
2,074,080	# AH4004, 4.500% due 3/1/41	2,240,742
1,680,447	# AH8351, 4.000% due 3/1/41	1,773,623
1,229,900	# AJ1315, 4.000% due 9/1/41	1,307,101
1,850,873	# AI8779, 4.000% due 11/1/41	1,956,757
3,083,394	# AJ5958, 4.000% due 12/1/41	3,259,806
1,297,884	# AK5070, 3.500% due 3/1/42	1,338,570
4,755,671	# AK5426, 3.500% due 3/1/42	4,914,814
8,441,321	# AT7682, 3.500% due 6/1/43	8,725,451
7,280,905	# AS6326, 3.500% due 12/1/45	7,493,448
8,106,794	# AS6881, 3.500% due 3/1/46	8,343,445
9,075,870	# BC0960, 4.000% due 6/1/46	9,565,261
		73,677,235
	Government National Mortgage Association — 0.5%
12,693	# 460389, 7.000% due 5/15/28	12,783
8,373	# 464049, 7.000% due 7/15/28	9,013
14,222	# 476259, 7.000% due 8/15/28	14,268
10,564	# 485264, 7.500% due 2/15/31	10,825
21,335	# 559304, 7.000% due 9/15/31	23,529
281,113	# 652486, 5.500% due 4/15/36	316,590
368,035	# 651859, 5.000% due 6/15/36	407,744
259,866	# 782150, 5.500% due 4/15/37	292,551
62,468	# 662521, 6.000% due 8/15/37	71,238
124,657	# 677545, 6.000% due 11/15/37	141,421
153,563	# 676291, 6.000% due 12/15/37	174,118
129,609	# 685836, 5.500% due 4/15/38	144,898
574,824	# 698235, 5.000% due 6/15/39	635,967
265,419	# 716655, 5.000% due 8/15/39	290,935
		2,545,880
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $92,010,991)	92,655,168
See Notes to Financial Statements.
47

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 47.9%
	Automotive — 3.4%
$ 7,000,000	American Honda Finance Corp., 1.600% due 7/13/18	$ 7,009,044
9,344,000	Toyota Motor Credit Corp., 2.000% due 10/24/18	9,404,362
		16,413,406
	Banking — 6.2%
5,000,000	GE Capital International Funding Co. Unlimited, 4.418% due 11/15/35	5,345,495
10,000,000	PNC Bank NA, 2.625% due 2/17/22	10,105,940
6,000,000	Wells Fargo & Co., 2.500% due 3/4/21	6,017,322
8,800,000	Wells Fargo & Co., 2.100% due 7/26/21	8,676,580
		30,145,337
	Beverages, Food & Tobacco — 3.1%
9,000,000	PepsiCo, Inc., 3.000% due 8/25/21	9,317,637
5,000,000	PepsiCo, Inc., 4.875% due 11/1/40	5,662,495
		14,980,132
	Commercial Services — 2.5%
8,900,000	General Electric Co., 6.750% due 3/15/32	12,184,038
	Communications — 5.5%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	15,671,516
11,100,000	Cisco Systems, Inc., 2.200% due 9/20/23	10,866,123
		26,537,639
	Computer Software & Processing — 5.1%
6,500,000	Microsoft Corp., 3.125% due 11/3/25	6,647,101
8,000,000	Microsoft Corp., 3.450% due 8/8/36	7,689,672
10,750,000	Oracle Corp., 2.400% due 9/15/23	10,598,511
		24,935,284
	Cosmetics & Personal Care — 1.1%
4,114,000	Procter & Gamble Co. (The), 5.550% due 3/5/37	5,424,046
	Electronics — 1.7%
8,000,000	Intel Corp., 3.300% due 10/1/21	8,397,800
	Financial — 2.1%
5,000,000	JPMorgan Chase & Co., 6.000% due 1/15/18	5,153,500
4,418,000	JPMorgan Chase & Co., 4.950% due 3/25/20	4,768,369
		9,921,869
See Notes to Financial Statements.
48

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Financial Services — 1.3%
$ 6,000,000	Bear Stearns Cos. LLC (The), 7.250% due 2/1/18	$ 6,248,220
	Heavy Machinery — 1.2%
5,700,000	John Deere Capital Corp., 2.800% due 3/4/21	5,811,521
	Industrial — 2.2%
10,000,000	Caterpillar Financial Services Corp., 7.050% due 10/1/18	10,723,660
	Insurance — 3.6%
6,500,000	Aflac Inc., 2.400% due 3/16/20	6,591,449
10,000,000	Berkshire Hathaway Finance Corp., 4.250% due 1/15/21	10,791,360
		17,382,809
	Pharmaceuticals — 1.7%
7,000,000	Johnson & Johnson, 4.850% due 5/15/41	8,138,200
	Retailers — 7.2%
8,264,000	Target Corp., 6.000% due 1/15/18	8,529,621
6,000,000	Target Corp., 3.500% due 7/1/24	6,207,426
15,000,000	Wal-Mart Stores, Inc., 6.500% due 8/15/37	20,237,655
		34,974,702
	TOTAL CORPORATE NOTES (Cost $231,647,587)	232,218,663
U.S. TREASURY NOTES/BONDS* — 14.4%
15,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	18,774,030
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	6,912,110
5,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	5,184,375
2,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	2,304,218
15,000,000	U.S. Treasury Notes, 1.250% due 10/31/18	15,008,790
7,000,000	U.S. Treasury Notes, 1.375% due 11/30/18	7,016,954
14,500,000	U.S. Treasury Notes, 1.250% due 10/31/19	14,460,357
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $70,197,253)	69,660,834
MUNICIPAL BONDS* — 1.2%
6,035,000	Mississippi, General Obligation Unlimited, Series C, 2.227% due 10/1/17	6,063,727
	TOTAL MUNICIPAL BONDS (Cost $6,035,000)	6,063,727
See Notes to Financial Statements.
49

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 3.3%
$15,778,261
With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $15,778,379, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $15,515,000, coupon rate of 3.125%, due 2/15/43, market value of $16,097,247)
		$ 15,778,261
TOTAL REPURCHASE AGREEMENT (Cost $15,778,261)		15,778,261
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.0%
9,720,360	State Street Navigator Securities Lending Government Money Market Portfolio	9,720,360
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $9,720,360)		9,720,360
TOTAL INVESTMENTS (Cost $495,375,804)[3]	102.2%	$495,691,332
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.2)	(10,796,044)
NET ASSETS	100.0%	$484,895,288

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at April 30, 2017.
[3]	Aggregate cost for federal tax purpose was $495,375,804.
See Notes to Financial Statements.
50

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
SECTOR DIVERSIFICATION
On April 30, 2017, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
Sector:
Corporate	47.9%	$ 232,218,663
Federal National Mortgage Association	20.3	98,410,522
U.S. Treasury Notes/Bonds	14.4	69,660,834
Federal Home Loan Mortgage Corporation	7.6	37,085,183
Federal Home Loan Bank	5.0	24,207,902
Municipal Bonds	1.2	6,063,727
Government National Mortgage Association	0.5	2,545,880
TOTAL	96.9%	$470,192,711
REPURCHASE AGREEMENT	3.3	15,778,261
INVESTMENT OF SECURITY LENDING COLLATERAL	2.0	9,720,360
TOTAL INVESTMENTS	102.2%	$495,691,332
See Notes to Financial Statements.
51

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 6.6%
34,480	Boeing Co. (The)	$ 6,372,938
39,850	Raytheon Co.	6,185,119
		12,558,057
	Banks — 7.0%
51,794	JPMorgan Chase & Co.	4,506,078
37,025	PNC Financial Services Group, Inc. (The)	4,433,744
81,638	Wells Fargo & Co.	4,395,390
		13,335,212
	Beverages — 4.0%
48,433	Dr Pepper Snapple Group, Inc.	4,438,885
28,273	PepsiCo, Inc.	3,202,765
		7,641,650
	Biotechnology — 5.1%
14,341	Biogen, Inc.[1]	3,889,423
83,440	Gilead Sciences, Inc.	5,719,812
		9,609,235
	Capital Markets — 4.4%
145,918	Invesco, Ltd.	4,806,539
38,710	Northern Trust Corp.	3,483,900
		8,290,439
	Communications Equipment — 2.9%
162,742	Cisco Systems, Inc.	5,544,620
	Consumer Finance — 3.2%
26,603	American Express Co.	2,108,288
62,774	Discover Financial Services	3,929,024
		6,037,312
	Electrical Equipment — 2.9%
96,019	AMETEK, Inc.	5,492,287
	Electronic Equipment, Instruments & Components — 1.5%
40,106	Amphenol Corp. - Class A	2,900,065
	Energy Equipment & Services — 3.8%
69,276	Halliburton Co.	3,178,383
56,406	Schlumberger, Ltd.	4,094,511
		7,272,894
	Food & Staples Retailing — 3.2%
36,635	Wal-Mart Stores, Inc.	2,754,219
90,229	Whole Foods Market, Inc.	3,281,629
		6,035,848
	Food Products — 1.7%
56,212	Campbell Soup Co.	3,234,439
	Health Care Equipment & Supplies — 4.4%
68,962	Baxter International, Inc.	3,839,804
137,859	Smith & Nephew PLC, Sponsored ADR	4,582,433
		8,422,237
	Health Care Providers & Services — 4.0%
31,744	Laboratory Corp. of America Holdings[1]	4,448,922
70,423	Patterson Cos., Inc.	3,133,119
		7,582,041
See Notes to Financial Statements.
52

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — 2.2%
13,369	Panera Bread Co. - Class A1	$ 4,180,219
	Insurance — 2.0%
28,298	Chubb, Ltd.	3,883,901
	Internet & Catalog Retail — 2.8%
2,845	Priceline Group, Inc. (The)[1]	5,254,203
	Internet Software & Services — 2.9%
6,116	Alphabet, Inc. - Class C1	5,540,851
	IT Services — 11.4%
30,350	Accenture PLC - Class A	3,681,455
70,815	Cognizant Technology Solutions Corp. - Class A1	4,265,187
31,305	Gartner, Inc.[1]	3,571,587
65,204	Global Payments, Inc.	5,331,079
40,964	Mastercard, Inc. - Class A	4,764,933
		21,614,241
	Life Sciences Tools & Services — 2.3%
25,224	Waters Corp.[1]	4,285,305
	Machinery — 1.6%
18,864	Parker-Hannifin Corp.	3,033,331
	Media — 2.1%
49,595	Omnicom Group, Inc.	4,072,741
	Multi-line Retail — 3.3%
45,915	Dollar General Corp.	3,338,480
36,496	Dollar Tree, Inc.[1]	3,020,774
		6,359,254
	Oil, Gas & Consumable Fuels — 1.6%
29,051	Chevron Corp.	3,099,742
	Pharmaceuticals — 1.9%
81,530	Abbott Laboratories	3,557,969
	Software — 3.0%
127,817	Oracle Corp.	5,746,652
	Specialty Retail — 2.6%
31,340	Home Depot, Inc.	4,892,174
	Technology Hardware, Storage & Peripherals — 4.0%
52,600	Apple, Inc.	7,555,990
	Trading Companies & Distributors — 1.2%
12,250	WW Grainger, Inc.	2,360,575
	TOTAL COMMON STOCKS (Cost $122,946,542)	189,393,484
See Notes to Financial Statements.
53

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 1.0%
$1,794,337
With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $1,794,350, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $1,765,000, coupon rate of 3.125%, due 2/15/43, market value of $1,831,237)
		$ 1,794,337
TOTAL REPURCHASE AGREEMENT (Cost $1,794,337)		1,794,337
TOTAL INVESTMENTS (Cost $124,740,879)[2]	100.6%	$191,187,821
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(1,066,631)
NET ASSETS	100.0%	$190,121,190

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purpose was $124,770,615.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Financial Statements.
54

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2017, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	11.4%	$ 21,614,241
Banks	7.0	13,335,212
Aerospace & Defense	6.6	12,558,057
Biotechnology	5.1	9,609,235
Health Care Equipment & Supplies	4.4	8,422,237
Capital Markets	4.4	8,290,439
Beverages	4.0	7,641,650
Health Care Providers & Services	4.0	7,582,041
Technology Hardware, Storage & Peripherals	4.0	7,555,990
Energy Equipment & Services	3.8	7,272,894
Multi-line Retail	3.3	6,359,254
Consumer Finance	3.2	6,037,312
Food & Staples Retailing	3.2	6,035,848
Software	3.0	5,746,652
Communications Equipment	2.9	5,544,620
Internet Software & Services	2.9	5,540,851
Electrical Equipment	2.9	5,492,287
Internet & Catalog Retail	2.8	5,254,203
Specialty Retail	2.6	4,892,174
Life Sciences Tools & Services	2.3	4,285,305
Hotels, Restaurants & Leisure	2.2	4,180,219
Media	2.1	4,072,741
Insurance	2.0	3,883,901
Pharmaceuticals	1.9	3,557,969
Food Products	1.7	3,234,439
Oil, Gas & Consumable Fuels	1.6	3,099,742
Machinery	1.6	3,033,331
Electronic Equipment, Instruments & Components	1.5	2,900,065
Trading Companies & Distributors	1.2	2,360,575
TOTAL COMMON STOCKS	99.6%	$189,393,484
REPURCHASE AGREEMENT	1.0	1,794,337
TOTAL INVESTMENTS	100.6%	$191,187,821
See Notes to Financial Statements.
55

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.5%
	Aerospace & Defense — 1.9%
645,676	Orbital ATK, Inc.	$ 63,921,924
	Airlines — 0.7%
602,884	SkyWest, Inc.	22,427,285
	Apparel Retailers — 1.4%
1,424,347	American Eagle Outfitters, Inc.	20,069,049
1,100,770	Wolverine World Wide, Inc.	26,539,565
		46,608,614
	Automotive — 3.0%
2,074,277	American Axle & Manufacturing Holdings, Inc.[1]	36,486,533
294,520	LCI Industries	29,790,698
346,124	Thor Industries, Inc.	33,290,206
		99,567,437
	Banking — 14.3%
758,951	Chemical Financial Corp.	36,012,225
486,199	Eagle Bancorp, Inc.[1]	29,123,320
450,590	Euronet Worldwide, Inc.[1]	37,227,746
801,747	FCB Financial Holdings, Inc. - Class A1	37,882,546
478,060	First Interstate BancSystem, Inc. - Class A	18,046,765
3,179,289	FNB Corp.	45,273,075
1,161,922	Great Western Bancorp, Inc.	47,871,186
1,696,630	Home BancShares, Inc.	43,179,234
1,067,317	Hope Bancorp, Inc.	19,542,574
570,159	LegacyTexas Financial Group, Inc.	21,557,712
1,350,006	Umpqua Holdings Corp.	23,854,606
819,366	United Community Banks, Inc.	22,409,660
959,657	Western Alliance Bancorp[1]	45,967,570
697,281	Wintrust Financial Corp.	49,409,332
		477,357,551
	Building Materials — 3.2%
2,814,286	Builders FirstSource, Inc.[1]	45,056,719
519,814	EMCOR Group, Inc.	34,172,572
455,623	US Concrete, Inc.[1,2]	28,248,626
		107,477,917
	Chemicals — 2.8%
2,004,990	Huntsman Corp.	49,663,602
659,722	Trinseo SA	43,805,541
		93,469,143
	Commercial Services — 4.4%
699,797	AMN Healthcare Services, Inc.[1]	28,586,708
444,297	Cardtronics PLC - Class A1	18,473,869
427,273	Grand Canyon Education, Inc.[1]	32,113,839
906,213	Korn/Ferry International	29,361,301
621,759	MAXIMUS, Inc.	37,921,081
		146,456,798
	Communications — 2.3%
1,233,453	ARRIS International PLC[1]	32,057,443
568,898	Fabrinet[1]	19,723,694
2,515,995	Iridium Communications, Inc.[1,2]	26,669,547
		78,450,684
	Computer Software & Processing — 2.4%
342,344	CACI International, Inc. - Class A1	40,396,592
See Notes to Financial Statements.
56

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Computer Software & Processing — (Continued)
494,642	Gigamon, Inc.[1]	$ 15,680,151
1,229,676	Web.com Group, Inc.[1]	23,732,747
		79,809,490
	Computers & Information — 1.9%
819,417	Electronics for Imaging, Inc.[1]	37,512,910
644,415	Omnicell, Inc.[1]	26,678,781
		64,191,691
	Electric Utilities — 1.5%
117,144	ALLETE, Inc.	8,189,537
494,638	IDACORP, Inc.	41,806,804
		49,996,341
	Electrical Equipment — 0.9%
358,710	EnerSys	29,812,388
	Electronics — 7.4%
288,173	Applied Optoelectronics, Inc.[1]	14,232,864
417,079	Cirrus Logic, Inc.[1]	26,839,034
1,126,471	Integrated Device Technology, Inc.[1]	27,024,039
1,507,832	MaxLinear, Inc.[1]	41,962,965
737,556	Mercury Systems, Inc.[1]	27,569,843
673,680	Methode Electronics, Inc.	30,012,444
896,142	Microsemi Corp.[1]	42,064,906
1,111,368	Xperi Corp.	37,341,965
		247,048,060
	Entertainment & Leisure — 0.4%
294,208	Cinemark Holdings, Inc.	12,709,786
	Financial Services — 5.9%
1,282,542	Colony Starwood Homes	44,337,477
913,763	DuPont Fabros Technology, Inc.	47,104,483
573,931	EPR Properties	41,730,523
723,287	Hudson Pacific Properties, Inc.	24,852,141
1,331,626	Pebblebrook Hotel Trust	39,629,190
		197,653,814
	Forest Products & Paper — 3.4%
918,799	Boise Cascade Co.[1]	28,023,370
3,583,307	Graphic Packaging Holding Co.	48,661,309
432,967	Masonite International Corp.[1]	36,022,854
		112,707,533
	Health Care Providers — 1.4%
1,105,075	Acadia Healthcare Co., Inc.[1,2]	48,159,168
	Heavy Construction — 3.3%
680,918	Granite Construction, Inc.	35,891,188
843,277	MasTec Inc.[1]	37,230,679
3,029,511	TRI Pointe Group, Inc.[1]	37,717,412
		110,839,279
	Heavy Machinery — 2.4%
477,802	Dycom Industries, Inc.[1,2]	50,484,560
1,244,779	Entegris, Inc.[1]	30,870,519
		81,355,079
See Notes to Financial Statements.
57

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Home Construction, Furnishings & Appliances — 2.1%
1,045,916	CalAtlantic Group, Inc.	$ 37,883,078
353,673	Helen of Troy, Ltd.[1]	33,245,262
		71,128,340
	Household Products — 1.0%
648,192	Apogee Enterprises, Inc.	35,326,464
	Insurance — 2.4%
1,310,231	American Equity Investment Life Holding Co.	31,078,680
2,975,581	Radian Group, Inc.	50,227,807
		81,306,487
	Lodging — 1.8%
2,596,546	Boyd Gaming Corp.[1]	58,889,663
	Media - Broadcasting & Publishing — 2.8%
438,004	Nexstar Media Group, Inc.	30,222,276
309,621	Ryman Hospitality Properties, Inc.	19,747,627
1,082,418	Sinclair Broadcast Group, Inc. - Class A	42,701,390
		92,671,293
	Medical Supplies — 6.3%
242,914	Coherent, Inc.[1]	52,372,258
1,360,575	Globus Medical, Inc. - Class A1	41,266,240
313,398	ICU Medical, Inc.[1]	48,200,612
1,027,037	Integra LifeSciences Holdings Corp.[1]	47,212,891
614,210	Merit Medical Systems, Inc.[1]	20,698,877
		209,750,878
	Metals & Mining — 0.5%
2,611,647	AK Steel Holding Corp.[1,2]	16,557,842
	Miscellaneous — 0.9%
1,310,231	Columbia Property Trust, Inc.	29,480,197
	Oil & Gas — 4.0%
1,780,956	Callon Petroleum Co.[1]	21,086,519
824,398	Carrizo Oil & Gas, Inc.[1]	20,733,610
240,389	Chesapeake Utilities Corp.	17,620,514
839,505	Delek US Holdings, Inc.	20,206,885
1,568,247	Gulfport Energy Corp.[1]	24,903,762
4,027,604	SRC Energy, Inc.[1,2]	30,368,134
		134,919,424
	Pharmaceuticals — 3.3%
365,003	ANI Pharmaceuticals, Inc.[1]	19,753,962
1,467,558	Emergent BioSolutions, Inc.[1]	43,894,660
1,088,712	Horizon Pharma PLC[1]	16,744,390
882,296	Supernus Pharmaceuticals, Inc.[1]	28,762,850
		109,155,862
	Real Estate — 0.9%
1,119,275	Hilltop Holdings, Inc.	31,127,038
	Restaurants — 1.5%
2,299,509	Bloomin’ Brands, Inc.	49,876,350
	Retailers — 1.3%
331,528	Big Lots, Inc.	16,738,849
248,381	Stamps.com, Inc.[1]	26,365,643
		43,104,492
See Notes to Financial Statements.
58

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Telecommunications — 1.3%
495,897	j2 Global, Inc.	$ 44,749,745
	Textiles, Clothing & Fabrics — 0.9%
508,503	Oxford Industries, Inc.	29,483,004
	Transportation — 1.6%
610,433	Matson, Inc.	19,350,726
1,365,982	Swift Transportation Co.[1,2]	33,575,838
		52,926,564
	TOTAL COMMON STOCKS (Cost $2,717,331,163)	3,260,473,625
Face Amount
REPURCHASE AGREEMENT* — 2.7%
$ 90,768,282	With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $90,768,962, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $89,235,000, coupon rate of 3.125%, due 2/15/43, market value of $92,583,811)	90,768,282
	TOTAL REPURCHASE AGREEMENT (Cost $90,768,282)	90,768,282
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.4%
147,840,875	State Street Navigator Securities Lending Government Money Market Portfolio	147,840,875
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $147,840,875)	147,840,875
TOTAL INVESTMENTS (Cost $2,955,940,320)[3]	104.6%	$3,499,082,782
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.6)	(153,033,045)
NET ASSETS	100.0%	$3,346,049,737

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purpose was $2,967,920,442.
See Notes to Financial Statements.
59

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2017, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banking	14.3%	$ 477,357,551
Electronics	7.4	247,048,060
Medical Supplies	6.3	209,750,878
Financial Services	5.9	197,653,814
Commercial Services	4.4	146,456,798
Oil & Gas	4.0	134,919,424
Forest Products & Paper	3.4	112,707,533
Heavy Construction	3.3	110,839,279
Pharmaceuticals	3.3	109,155,862
Building Materials	3.2	107,477,917
Automotive	3.0	99,567,437
Chemicals	2.8	93,469,143
Media - Broadcasting & Publishing	2.8	92,671,293
Heavy Machinery	2.4	81,355,079
Insurance	2.4	81,306,487
Computer Software & Processing	2.4	79,809,490
Communications	2.3	78,450,684
Home Construction, Furnishings & Appliances	2.1	71,128,340
Computers & Information	1.9	64,191,691
Aerospace & Defense	1.9	63,921,924
Lodging	1.8	58,889,663
Transportation	1.6	52,926,564
Electric Utilities	1.5	49,996,341
Restaurants	1.5	49,876,350
Health Care Providers	1.4	48,159,168
Apparel Retailers	1.4	46,608,614
Telecommunications	1.3	44,749,745
Retailers	1.3	43,104,492
Household Products	1.0	35,326,464
Real Estate	0.9	31,127,038
Electrical Equipment	0.9	29,812,388
Textiles, Clothing & Fabrics	0.9	29,483,004
Miscellaneous	0.9	29,480,197
Airlines	0.7	22,427,285
Metals & Mining	0.5	16,557,842
Entertainment & Leisure	0.4	12,709,786
TOTAL COMMON STOCKS	97.5%	$3,260,473,625
REPURCHASE AGREEMENT	2.7	90,768,282
INVESTMENT OF SECURITY LENDING COLLATERAL	4.4	147,840,875
TOTAL INVESTMENTS	104.6%	$3,499,082,782
See Notes to Financial Statements.
60

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Advertising — 2.6%
11,869	Interpublic Group of Cos., Inc. (The)	$ 279,752
6,593	Outfront Media, Inc.	172,473
		452,225
	Airlines — 1.8%
5,507	Spirit Airlines, Inc.[1]	315,386
	Automotive — 3.2%
13,220	Gentex Corp.	272,993
2,906	Thor Industries, Inc.	279,499
		552,492
	Banking — 7.3%
6,165	East West Bancorp, Inc.	334,575
25,700	Huntington Bancshares, Inc.	330,502
6,091	PacWest Bancorp	300,834
4,284	Prosperity Bancshares, Inc.	287,885
		1,253,796
	Chemicals — 3.4%
5,425	Berry Plastics Group, Inc.[1]	271,250
7,829	Chemours Co. (The)	315,430
		586,680
	Commercial Services — 6.3%
9,153	AECOM[1]	313,124
7,143	Total System Services, Inc.	409,365
5,921	Vantiv, Inc. - Class A1	367,339
		1,089,828
	Communications — 6.8%
7,394	ARRIS International PLC[1]	192,170
15,298	Ciena Corp.[1]	350,477
6,753	CommScope Holding Co., Inc.[1]	283,896
3,110	Harris Corp.	347,978
		1,174,521
	Computer Software & Processing — 4.8%
3,928	Amdocs, Ltd.	240,551
4,373	Deluxe Corp.	314,462
2,071	F5 Networks, Inc.[1]	267,428
		822,441
	Computers & Information — 1.1%
4,679	NCR Corp.[1]	193,009
	Containers & Packaging — 2.0%
5,982	Crown Holdings, Inc.[1]	335,530
	Electric Utilities — 3.1%
6,667	Great Plains Energy, Inc.	197,277
9,553	OGE Energy Corp.	332,253
		529,530
	Electronics — 5.1%
3,945	Arrow Electronics, Inc.[1]	278,123
13,152	Integrated Device Technology, Inc.[1]	315,516
4,047	Qorvo, Inc.[1]	275,317
		868,956
See Notes to Financial Statements.
61

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Entertainment & Leisure — 1.6%
7,956	Gaming and Leisure Properties, Inc.	$ 276,869
	Financial Services — 3.9%
10,789	Corporate Office Properties Trust	353,232
20,696	Sunstone Hotel Investors, Inc.	308,163
		661,395
	Forest Products & Paper — 2.7%
12,738	Masco Corp.	471,561
	Health Care Providers — 3.3%
5,710	Envision Healthcare Corp.[1]	319,931
1,792	Laboratory Corp. of America Holdings[1]	251,149
		571,080
	Heavy Construction — 1.9%
14,598	PulteGroup, Inc.	330,937
	Heavy Machinery — 3.4%
2,653	Dycom Industries, Inc.[1,2]	280,316
7,218	ITT, Inc.	304,094
		584,410
	Industrial — 2.3%
4,868	Crane Co.	389,002
	Insurance — 7.8%
5,120	Lincoln National Corp.	337,562
39,937	MGIC Investment Corp.[1]	420,936
15,196	Old Republic International Corp.	314,253
7,387	Voya Financial, Inc.	276,126
		1,348,877
	Media - Broadcasting & Publishing — 2.0%
13,397	TEGNA, Inc.	341,356
	Medical Supplies — 2.2%
8,515	Hologic, Inc.[1]	384,452
	Metals & Mining — 4.2%
4,719	Belden, Inc.	328,914
11,027	Steel Dynamics, Inc.	398,516
		727,430
	Oil & Gas — 4.8%
15,671	Antero Resources Corp.[1]	332,069
9,533	TechnipFMC PLC[1]	287,229
2,628	Tesoro Corp.	209,478
		828,776
	Real Estate — 2.8%
17,124	Apple Hospitality REIT, Inc.	320,732
6,966	Forest City Realty Trust, Inc. - Class A	157,432
		478,164
	Restaurants — 1.5%
3,001	Darden Restaurants, Inc.	255,655
	Retailers — 2.7%
3,986	Dick’s Sporting Goods, Inc.	201,493
See Notes to Financial Statements.
62

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Retailers — (Continued)
3,436	Foot Locker, Inc.	$ 265,740
		467,233
	Transportation — 5.0%
1,419	Huntington Ingalls Industries, Inc.	285,063
3,714	Old Dominion Freight Line, Inc.	328,764
2,852	Wabtec Corp.[2]	239,254
		853,081
	TOTAL COMMON STOCKS (Cost $14,679,805)	17,144,672
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.0%
513,645	State Street Navigator Securities Lending Government Money Market Portfolio	513,645
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $513,645)	513,645
TOTAL INVESTMENTS (Cost $15,193,450)[3]	102.6%	$17,658,317
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.6)	(439,237)
NET ASSETS	100.0%	$17,219,080

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purpose was $15,279,969.
See Notes to Financial Statements.
63

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2017, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Insurance	7.8%	$ 1,348,877
Banking	7.3	1,253,796
Communications	6.8	1,174,521
Commercial Services	6.3	1,089,828
Electronics	5.1	868,956
Transportation	5.0	853,081
Oil & Gas	4.8	828,776
Computer Software & Processing	4.8	822,441
Metals & Mining	4.2	727,430
Financial Services	3.9	661,395
Chemicals	3.4	586,680
Heavy Machinery	3.4	584,410
Health Care Providers	3.3	571,080
Automotive	3.2	552,492
Electric Utilities	3.1	529,530
Real Estate	2.8	478,164
Forest Products & Paper	2.7	471,561
Retailers	2.7	467,233
Advertising	2.6	452,225
Industrial	2.3	389,002
Medical Supplies	2.2	384,452
Media - Broadcasting & Publishing	2.0	341,356
Containers & Packaging	2.0	335,530
Heavy Construction	1.9	330,937
Airlines	1.8	315,386
Entertainment & Leisure	1.6	276,869
Restaurants	1.5	255,655
Computers & Information	1.1	193,009
TOTAL COMMON STOCKS	99.6%	$17,144,672
INVESTMENT OF SECURITY LENDING COLLATERAL	3.0	513,645
TOTAL INVESTMENTS	102.6%	$17,658,317
See Notes to Financial Statements.
64

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Airlines — 3.0%
17,810	Delta Air Lines, Inc.	$ 809,286
7,740	FedEx Corp.	1,468,278
		2,277,564
	Automotive — 2.5%
10,485	Delphi Automotive PLC	842,994
30,040	General Motors Co.	1,040,586
		1,883,580
	Banking — 8.2%
41,089	Bank of New York Mellon Corp. (The)	1,933,648
12,465	Capital One Financial Corp.	1,001,937
32,700	Citigroup, Inc.	1,933,224
20,510	Discover Financial Services	1,283,721
		6,152,530
	Beverages, Food & Tobacco — 5.2%
10,030	Bunge, Ltd.	792,671
5,890	Ingredion, Inc.	729,300
5,665	JM Smucker Co. (The)	717,869
10,920	Molson Coors Brewing Co. - Class B	1,047,118
9,980	Tyson Foods, Inc. - Class A	641,315
		3,928,273
	Chemicals — 1.1%
9,095	Celanese Corp. - Class A	791,629
	Commercial Services — 0.9%
5,900	United Rentals, Inc.[1]	646,994
	Computer Software & Processing — 0.5%
4,704	DXC Technology Co.[1]	354,399
	Computers & Information — 3.5%
54,620	Hewlett Packard Enterprise Co.	1,017,571
17,830	Western Digital Corp.	1,588,118
		2,605,689
	Electric Utilities — 5.0%
24,640	Exelon Corp.	853,283
28,445	FirstEnergy Corp.	851,643
24,155	Great Plains Energy, Inc.	714,747
15,580	Public Service Enterprise Group, Inc.	686,299
9,765	SCANA Corp.	647,517
		3,753,489
	Electronic Technology — 2.3%
12,115	Lam Research Corp.	1,754,858
	Electronics — 2.1%
57,240	Micron Technology, Inc.[1]	1,583,831
	Financial Services — 10.2%
7,682	Affiliated Managers Group, Inc.	1,272,062
13,001	Ameriprise Financial, Inc.	1,662,178
21,375	CoreCivic, Inc.	736,369
32,865	JPMorgan Chase & Co.	2,859,255
26,600	Morgan Stanley	1,153,642
		7,683,506
See Notes to Financial Statements.
65

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Forest Products & Paper — 1.3%
9,800	Packaging Corp. of America	$ 968,044
	Heavy Machinery — 3.2%
17,925	Eaton Corp. PLC	1,355,847
29,795	National Oilwell Varco, Inc.	1,041,931
		2,397,778
	Home Construction, Furnishings & Appliances — 1.0%
16,040	Newell Brands, Inc.	765,750
	Household Products — 1.3%
6,990	Stanley Black & Decker, Inc.	951,688
	Industrial - Diversified — 1.5%
27,477	Johnson Controls International PLC	1,142,219
	Insurance — 11.6%
14,855	Aflac, Inc.	1,112,342
5,740	Anthem, Inc.	1,021,089
10,680	Lincoln National Corp.	704,132
20,635	Principal Financial Group, Inc.	1,343,958
13,185	Prudential Financial, Inc.	1,411,190
24,015	Unum Group	1,112,615
34,060	Voya Financial, Inc.	1,273,163
19,040	XL Group, Ltd.	796,824
		8,775,313
	Lodging — 0.9%
27,685	Park Hotels & Resorts, Inc.	710,674
	Media - Broadcasting & Publishing — 1.1%
12,410	CBS Corp. - Class B	826,010
	Medical Supplies — 4.1%
10,795	Ingersoll-Rand PLC	958,056
5,655	Thermo Fisher Scientific, Inc.	934,941
10,295	Zimmer Biomet Holdings, Inc.	1,231,797
		3,124,794
	Metals & Mining — 3.0%
52,325	Corning, Inc.	1,509,576
61,825	Freeport-McMoRan, Inc.[1]	788,269
		2,297,845
	Oil & Gas — 10.7%
23,630	Baker Hughes, Inc.	1,402,913
31,515	ConocoPhillips	1,509,884
30,610	Devon Energy Corp.	1,208,789
24,750	EQT Corp.	1,438,965
30,430	ONEOK, Inc.	1,600,922
13,770	Valero Energy Corp.	889,680
		8,051,153
	Pharmaceuticals — 5.8%
19,795	Johnson & Johnson	2,444,089
57,520	Pfizer, Inc.	1,951,078
		4,395,167
	Real Estate Investment Trusts — 1.2%
51,385	Host Hotels & Resorts, Inc.	922,361
See Notes to Financial Statements.
66

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Retailers — 3.4%
11,530	CVS Health Corp.	$ 950,533
8,335	Express Scripts Holding Co.[1]	511,269
12,835	Walgreens Boots Alliance, Inc.	1,110,741
		2,572,543
	Technology — 1.4%
31,305	Cisco Systems, Inc.	1,066,561
	Telecommunications — 2.6%
50,015	AT&T, Inc.	1,982,094
	Telephone Systems — 1.1%
17,395	Verizon Communications, Inc.	798,604
	TOTAL COMMON STOCKS (Cost $64,578,452)	75,164,940
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$201,080	With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $201,081, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $200,000, coupon rate of 3.125%, due 2/15/43, market value of $207,506)	201,080
	TOTAL REPURCHASE AGREEMENT (Cost $201,080)	201,080
TOTAL INVESTMENTS (Cost $64,779,532)[2]	100.0%	$75,366,020
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	24,391
NET ASSETS	100.0%	$75,390,411

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purpose was $65,061,191.
See Notes to Financial Statements.
67

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2017, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Insurance	11.6%	$ 8,775,313
Oil & Gas	10.7	8,051,153
Financial Services	10.2	7,683,506
Banking	8.2	6,152,530
Pharmaceuticals	5.8	4,395,167
Beverages, Food & Tobacco	5.2	3,928,273
Electric Utilities	5.0	3,753,489
Medical Supplies	4.1	3,124,794
Computers & Information	3.5	2,605,689
Retailers	3.4	2,572,543
Heavy Machinery	3.2	2,397,778
Metals & Mining	3.0	2,297,845
Airlines	3.0	2,277,564
Telecommunications	2.6	1,982,094
Automotive	2.5	1,883,580
Electronic Technology	2.3	1,754,858
Electronics	2.1	1,583,831
Industrial - Diversified	1.5	1,142,219
Technology	1.4	1,066,561
Forest Products & Paper	1.3	968,044
Household Products	1.3	951,688
Real Estate Investment Trusts	1.2	922,361
Media - Broadcasting & Publishing	1.1	826,010
Telephone Systems	1.1	798,604
Chemicals	1.1	791,629
Home Construction, Furnishings & Appliances	1.0	765,750
Lodging	0.9	710,674
Commercial Services	0.9	646,994
Computer Software & Processing	0.5	354,399
TOTAL COMMON STOCKS	99.7%	$75,164,940
REPURCHASE AGREEMENT	0.3	201,080
TOTAL INVESTMENTS	100.0%	$75,366,020
See Notes to Financial Statements.
68

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.8%
	Aerospace & Defense — 2.2%
610	Lockheed Martin Corp.	$ 164,364
	Air Freight & Logistics — 1.2%
815	United Parcel Service, Inc. - Class B	87,580
	Banks — 6.4%
2,675	BB&T Corp.	115,506
2,070	JPMorgan Chase & Co.	180,090
3,540	Wells Fargo & Co.	190,594
		486,190
	Beverages — 1.5%
1,280	Dr Pepper Snapple Group, Inc.	117,312
	Biotechnology — 2.2%
1,020	Amgen, Inc.	166,586
	Capital Markets — 3.8%
615	Ameriprise Financial, Inc.	78,628
290	BlackRock, Inc.	111,525
1,350	T Rowe Price Group, Inc.	95,702
		285,855
	Chemicals — 2.6%
810	Air Products & Chemicals, Inc.	113,805
1,315	Dow Chemical Co. (The)	82,582
		196,387
	Commercial Services & Supplies — 1.3%
1,520	Republic Services, Inc.	95,745
	Communications Equipment — 4.1%
5,970	Cisco Systems, Inc.	203,398
3,620	Corning, Inc.	104,437
		307,835
	Distributors — 1.8%
1,455	Genuine Parts Co.	133,889
	Diversified Telecommunication Services — 2.4%
1,660	AT&T, Inc.	65,786
2,495	Verizon Communications, Inc.	114,545
		180,331
	Electric Utilities — 1.2%
1,370	American Electric Power Co., Inc.	92,927
	Electrical Equipment — 1.4%
1,450	Eaton Corp. PLC	109,678
	Electronic Equipment, Instruments & Components — 2.0%
1,990	TE Connectivity, Ltd.	153,966
	Energy Equipment & Services — 1.6%
1,720	Schlumberger, Ltd.	124,855
	Equity Real Estate Investment Trusts — 2.9%
1,905	Lamar Advertising Co. REIT	137,293
410	Public Storage REIT	85,846
		223,139
	Food & Staples Retailing — 2.0%
1,840	CVS Health Corp.	151,690
See Notes to Financial Statements.
69

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Food Products — 1.6%
1,105	Hershey Co. (The)	$ 119,561
	Health Care Providers & Services — 3.6%
1,290	Cardinal Health, Inc.	93,641
1,665	Quest Diagnostics, Inc.	175,674
		269,315
	Hotels, Restaurants & Leisure — 3.1%
1,675	McDonald’s Corp.	234,383
	Household Products — 1.6%
930	Kimberly-Clark Corp.	120,667
	Industrial Conglomerates — 3.7%
1,070	3M Co.	209,538
550	Honeywell International, Inc.	72,127
		281,665
	Insurance — 4.0%
1,060	Chubb, Ltd.	145,485
2,460	Principal Financial Group, Inc.	160,220
		305,705
	IT Services — 5.3%
1,335	Accenture PLC - Class A	161,935
410	International Business Machines Corp.	65,719
2,910	Paychex, Inc.	172,505
		400,159
	Leisure Equipment & Products — 1.4%
1,075	Hasbro, Inc.	106,543
	Media — 3.1%
1,790	Omnicom Group, Inc.	146,995
845	Time Warner, Inc.	83,883
		230,878
	Multi-Utilities — 2.3%
930	DTE Energy Co.	97,269
1,250	WEC Energy Group, Inc.	75,650
		172,919
	Oil, Gas & Consumable Fuels — 4.6%
935	Chevron Corp.	99,764
1,695	Exxon Mobil Corp.	138,397
1,700	Valero Energy Corp.	109,837
		347,998
	Pharmaceuticals — 9.0%
2,300	AbbVie, Inc.	151,662
2,020	Johnson & Johnson	249,410
1,980	Merck & Co., Inc.	123,413
4,600	Pfizer, Inc.	156,032
		680,517
	Road & Rail — 0.9%
585	Union Pacific Corp.	65,497
	Semiconductors & Semiconductor Equipment — 6.2%
2,661	Analog Devices, Inc.	202,768
3,095	Intel Corp.	111,884
See Notes to Financial Statements.
70

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
1,930	Texas Instruments, Inc.	$ 152,818
		467,470
	Software — 2.7%
3,030	Microsoft Corp.	207,434
	Specialty Retail — 0.9%
460	Home Depot, Inc.	71,806
	Textiles, Apparel & Luxury Goods — 1.5%
5,070	Hanesbrands, Inc.[1]	110,577
	Tobacco — 1.7%
1,760	Altria Group, Inc.	126,334
	TOTAL COMMON STOCKS (Cost $7,295,791)	7,397,757
Face Amount
REPURCHASE AGREEMENT* — 2.0%
$147,126	With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $147,128, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $150,000, coupon rate of 3.000%, due 11/15/44, market value of $153,054)	147,126
	TOTAL REPURCHASE AGREEMENT (Cost $147,126)	147,126
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.5%
115,230	State Street Navigator Securities Lending Government Money Market Portfolio	115,230
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $115,230)	115,230
TOTAL INVESTMENTS (Cost $7,558,147)[2]	101.3%	$7,660,113
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(99,194)
NET ASSETS	100.0%	$7,560,919

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Aggregate cost for federal tax purpose was $7,559,347.
See Notes to Financial Statements.
71

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2017, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	9.0%	$ 680,517
Banks	6.4	486,190
Semiconductors & Semiconductor Equipment	6.2	467,470
IT Services	5.3	400,159
Oil, Gas & Consumable Fuels	4.6	347,998
Communications Equipment	4.1	307,835
Insurance	4.0	305,705
Capital Markets	3.8	285,855
Industrial Conglomerates	3.7	281,665
Health Care Providers & Services	3.6	269,315
Hotels, Restaurants & Leisure	3.1	234,383
Media	3.1	230,878
Equity Real Estate Investment Trusts	2.9	223,139
Software	2.7	207,434
Chemicals	2.6	196,387
Diversified Telecommunication Services	2.4	180,331
Multi-Utilities	2.3	172,919
Biotechnology	2.2	166,586
Aerospace & Defense	2.2	164,364
Electronic Equipment, Instruments & Components	2.0	153,966
Food & Staples Retailing	2.0	151,690
Distributors	1.8	133,889
Tobacco	1.7	126,334
Energy Equipment & Services	1.6	124,855
Household Products	1.6	120,667
Food Products	1.6	119,561
Beverages	1.5	117,312
Textiles, Apparel & Luxury Goods	1.5	110,577
Electrical Equipment	1.4	109,678
Leisure Equipment & Products	1.4	106,543
Commercial Services & Supplies	1.3	95,745
Electric Utilities	1.2	92,927
Air Freight & Logistics	1.2	87,580
Specialty Retail	0.9	71,806
Road & Rail	0.9	65,497
TOTAL COMMON STOCKS	97.8%	$7,397,757
REPURCHASE AGREEMENT	2.0	147,126
INVESTMENT OF SECURITY LENDING COLLATERAL	1.5	115,230
TOTAL INVESTMENTS	101.3%	$7,660,113
See Notes to Financial Statements.
72

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 1.4%
24,453	Mercury Systems, Inc.[1]	$ 914,053
	Airlines — 1.4%
16,698	Hawaiian Holdings, Inc.[1]	906,701
	Auto Components — 0.9%
6,882	Dorman Products, Inc.[1]	572,238
	Banks — 11.7%
39,763	Brookline Bancorp, Inc.	578,552
21,875	Central Pacific Financial Corp.	684,250
6,188	Chemical Financial Corp.	293,621
16,806	Columbia Banking System, Inc.	664,005
10,368	Eagle Bancorp, Inc.[1]	621,043
26,724	First Midwest Bancorp, Inc.	606,902
15,152	Glacier Bancorp, Inc.	511,834
15,994	Great Western Bancorp, Inc.	658,953
21,265	Hanmi Financial Corp.	617,748
31,213	Hope Bancorp, Inc.	571,510
8,239	LegacyTexas Financial Group, Inc.	311,516
14,178	MB Financial, Inc.	602,707
27,205	United Community Banks, Inc.	744,057
		7,466,698
	Biotechnology — 1.4%
21,184	Emergent BioSolutions, Inc.[1]	633,614
33,907	Progenics Pharmaceuticals, Inc.[1]	268,543
		902,157
	Building Products — 1.1%
18,492	Gibraltar Industries, Inc.[1]	725,811
	Capital Markets — 1.3%
11,525	Evercore Partners, Inc. - Class A	849,969
	Chemicals — 3.5%
8,528	Innospec, Inc.	562,848
16,577	PolyOne Corp.	649,984
15,201	Trinseo SA	1,009,347
		2,222,179
	Commercial Services & Supplies — 1.8%
6,669	Deluxe Corp.	479,568
38,777	Steelcase, Inc. - Class A	661,148
		1,140,716
	Communications Equipment — 2.0%
7,528	Dycom Industries, Inc.[1,2]	795,409
8,304	Plantronics, Inc.	453,398
		1,248,807
	Construction & Engineering — 1.0%
9,501	Argan, Inc.	635,142
	Diversified Consumer Services — 0.6%
8,338	Sotheby’s1	394,888
	Electric Utilities — 0.7%
11,503	Spark Energy, Inc. - Class A	412,958
	Electrical Equipment — 2.8%
18,970	Atkore International Group, Inc.[1]	498,152
See Notes to Financial Statements.
73

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — (Continued)
10,697	Belden, Inc.	$ 745,581
13,648	Brady Corp. - Class A	531,590
		1,775,323
	Electronic Equipment, Instruments & Components — 3.2%
5,944	ePlus, Inc.[1]	423,510
4,564	Littelfuse, Inc.	703,540
10,502	Methode Electronics, Inc.	467,864
8,126	Plexus Corp.[1]	422,471
		2,017,385
	Energy Equipment & Services — 1.2%
22,925	Archrock, Inc.	270,515
39,212	Helix Energy Solutions Group, Inc.[1]	239,977
5,765	US Silica Holdings, Inc.	239,248
		749,740
	Equity Real Estate Investment Trusts — 7.4%
9,241	Coresite Realty Corp.	904,232
27,500	DiamondRock Hospitality Co.	302,775
14,981	DuPont Fabros Technology, Inc.	772,270
23,120	First Industrial Realty Trust, Inc.	650,597
34,233	Monmouth Real Estate Investment Corp.	513,495
3,995	Ryman Hospitality Properties, Inc.	254,801
23,430	Sabra Health Care, Inc.	637,062
40,123	Summit Hotel Properties, Inc.	663,233
		4,698,465
	Food & Staples Retailing — 0.3%
5,686	SpartanNash Co.	209,245
	Food Products — 1.9%
44,021	Darling Ingredients, Inc.[1]	666,038
26,937	Dean Foods Co.	531,736
		1,197,774
	Gas Utilities — 1.1%
18,492	South Jersey Industries, Inc.	693,820
	Health Care Equipment & Supplies — 7.9%
22,629	Cardiovascular Systems, Inc.[1]	675,928
15,000	Glaukos Corp.[1]	712,950
4,960	ICU Medical, Inc.[1]	762,848
14,110	LeMaitre Vascular, Inc.	419,773
16,731	Natus Medical, Inc.[1]	585,585
13,541	NuVasive, Inc.[1]	981,858
69,794	OraSure Technologies, Inc.[1]	914,999
		5,053,941
	Health Care Providers & Services — 2.0%
15,506	AMN Healthcare Services, Inc.[1]	633,420
9,493	US Physical Therapy, Inc.	622,741
		1,256,161
	Health Care Technology — 1.4%
34,223	Vocera Communications, Inc.[1]	867,895
	Hotels, Restaurants & Leisure — 3.0%
10,298	Cheesecake Factory, Inc. (The)	660,720
37,724	ILG, Inc.	909,526
See Notes to Financial Statements.
74

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
3,068	Marriott Vacations Worldwide Corp.	$ 338,032
		1,908,278
	Household Durables — 1.9%
10,449	MDC Holdings, Inc.	324,023
17,466	TopBuild Corp.[1]	894,085
		1,218,108
	Household Products — 1.0%
18,125	Central Garden & Pet Co. - Class A1	638,544
	Insurance — 0.9%
9,673	AMERISAFE, Inc.	556,681
	Internet Software & Services — 1.1%
7,927	j2 Global, Inc.	715,332
	IT Services — 4.4%
29,055	Convergys Corp.	654,028
13,486	ExlService Holdings, Inc.[1]	643,417
22,644	Hackett Group, Inc. (The)	449,031
9,363	Science Applications International Corp.	683,405
29,813	Travelport Worldwide, Ltd.	392,637
		2,822,518
	Life Sciences Tools & Services — 3.2%
11,560	Cambrex Corp.[1]	686,086
13,325	INC Research Holdings, Inc. - Class A1	599,625
25,664	Luminex Corp.	483,253
4,632	PAREXEL International Corp.[1]	295,661
		2,064,625
	Machinery — 4.9%
8,250	Alamo Group, Inc.	652,245
14,050	Barnes Group, Inc.	772,328
17,443	Chart Industries, Inc.[1]	636,844
11,234	Global Brass & Copper Holdings, Inc.	400,492
10,048	Watts Water Technologies, Inc. - Class A	624,986
		3,086,895
	Metals & Mining — 0.7%
10,027	Worthington Industries, Inc.	436,174
	Multi-line Retail — 0.9%
10,726	Big Lots, Inc.	541,556
	Paper & Forest Products — 1.3%
30,997	Louisiana-Pacific Corp.[1]	797,863
	Pharmaceuticals — 1.6%
59,190	Corcept Therapeutics, Inc.[1]	564,672
31,346	Intra-Cellular Therapies, Inc.[1,2]	433,202
		997,874
	Professional Services — 4.0%
4,970	Insperity, Inc.	454,010
28,860	Navigant Consulting, Inc.[1]	691,774
13,212	On Assignment, Inc.[1]	683,985
25,338	TrueBlue, Inc.[1]	692,994
		2,522,763
See Notes to Financial Statements.
75

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — 4.6%
6,028	Advanced Energy Industries, Inc.[1]	$ 444,866
9,756	Cabot Microelectronics Corp.	764,382
10,657	Nanometrics, Inc.[1]	336,282
35,028	Rudolph Technologies, Inc.[1]	858,186
6,999	Silicon Laboratories, Inc.[1]	497,979
		2,901,695
	Software — 1.8%
26,145	Barracuda Networks, Inc.[1]	531,528
12,664	CommVault Systems, Inc.[1]	638,899
		1,170,427
	Specialty Retail — 3.4%
42,866	Chico’s FAS, Inc.	592,408
5,963	Childrens Place	684,553
35,826	Francesca’s Holdings Corp.[1]	565,334
17,859	Zumiez, Inc.[1]	320,569
		2,162,864
	Technology Hardware, Storage & Peripherals — 0.7%
10,335	Electronics for Imaging, Inc.[1]	473,136
	Thrifts & Mortgage Finance — 2.3%
24,594	BofI Holding, Inc.[1,2]	587,551
23,420	Essent Group, Ltd.[1]	866,774
		1,454,325
	TOTAL COMMON STOCKS (Cost $48,688,064)	63,381,724
Face Amount
REPURCHASE AGREEMENT* — 0.8%
$ 539,731	With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $539,735, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $535,000, coupon rate of 3.125%, due 2/15/43, market value of $555,077)	539,731
	TOTAL REPURCHASE AGREEMENT (Cost $539,731)	539,731
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.0%
1,287,260	State Street Navigator Securities Lending Government Money Market Portfolio	1,287,260
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,287,260)	1,287,260
TOTAL INVESTMENTS (Cost $50,515,055)[3]	102.5%	$65,208,715
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.5)	(1,606,630)
NET ASSETS	100.0%	$63,602,085

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purpose was $50,499,035.
See Notes to Financial Statements.
76

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2017, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	11.7%	$ 7,466,698
Health Care Equipment & Supplies	7.9	5,053,941
Equity Real Estate Investment Trusts	7.4	4,698,465
Machinery	4.9	3,086,895
Semiconductors & Semiconductor Equipment	4.6	2,901,695
IT Services	4.4	2,822,518
Professional Services	4.0	2,522,763
Chemicals	3.5	2,222,179
Specialty Retail	3.4	2,162,864
Life Sciences Tools & Services	3.2	2,064,625
Electronic Equipment, Instruments & Components	3.2	2,017,385
Hotels, Restaurants & Leisure	3.0	1,908,278
Electrical Equipment	2.8	1,775,323
Thrifts & Mortgage Finance	2.3	1,454,325
Health Care Providers & Services	2.0	1,256,161
Communications Equipment	2.0	1,248,807
Household Durables	1.9	1,218,108
Food Products	1.9	1,197,774
Software	1.8	1,170,427
Commercial Services & Supplies	1.8	1,140,716
Pharmaceuticals	1.6	997,874
Aerospace & Defense	1.4	914,053
Airlines	1.4	906,701
Biotechnology	1.4	902,157
Health Care Technology	1.4	867,895
Capital Markets	1.3	849,969
Paper & Forest Products	1.3	797,863
Energy Equipment & Services	1.2	749,740
Building Products	1.1	725,811
Internet Software & Services	1.1	715,332
Gas Utilities	1.1	693,820
Household Products	1.0	638,544
Construction & Engineering	1.0	635,142
Auto Components	0.9	572,238
Insurance	0.9	556,681
Multi-line Retail	0.9	541,556
Technology Hardware, Storage & Peripherals	0.7	473,136
Metals & Mining	0.7	436,174
Electric Utilities	0.7	412,958
Diversified Consumer Services	0.6	394,888
Food & Staples Retailing	0.3	209,245
TOTAL COMMON STOCKS	99.7%	$63,381,724
REPURCHASE AGREEMENT	0.8	539,731
INVESTMENT OF SECURITY LENDING COLLATERAL	2.0	1,287,260
TOTAL INVESTMENTS	102.5%	$65,208,715
See Notes to Financial Statements.
77

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Aerospace & Defense — 1.6%
138,655	Boeing Co. (The)	$ 25,627,604
68,390	Huntington Ingalls Industries, Inc.	13,738,867
		39,366,471
	Airlines — 0.9%
247,393	Alaska Air Group, Inc.	21,050,670
	Auto Components — 0.9%
160,337	Lear Corp.	22,873,676
	Banks — 6.2%
550,121	BB&T Corp.	23,754,225
811,475	Citizens Financial Group, Inc.	29,789,247
1,070,661	Fifth Third Bancorp	26,156,248
296,808	JPMorgan Chase & Co.	25,822,296
169,613	PNC Financial Services Group, Inc. (The)	20,311,157
441,150	Wells Fargo & Co.	23,751,516
		149,584,689
	Beverages — 1.9%
241,409	Dr Pepper Snapple Group, Inc.	22,125,135
204,267	PepsiCo, Inc.	23,139,366
		45,264,501
	Biotechnology — 2.9%
142,320	Amgen, Inc.	23,243,703
85,024	Biogen, Inc.[1]	23,059,359
194,845	Celgene Corp.[1]	24,170,522
		70,473,584
	Capital Markets — 2.3%
149,454	Ameriprise Financial, Inc.	19,107,694
201,111	Bank of New York Mellon Corp. (The)	9,464,284
265,008	MSCI, Inc.	26,585,602
		55,157,580
	Chemicals — 1.4%
261,968	Celanese Corp. - Class A	22,801,695
123,730	LyondellBasell Industries N.V. - Class A	10,487,355
		33,289,050
	Commercial Services & Supplies — 1.0%
305,256	Avery Dennison Corp.	25,400,352
	Communications Equipment — 2.0%
707,208	Cisco Systems, Inc.	24,094,576
181,807	F5 Networks, Inc.[1]	23,476,738
		47,571,314
	Consumer Finance — 1.7%
342,977	Discover Financial Services	21,466,930
681,457	Synchrony Financial	18,944,505
		40,411,435
	Containers & Packaging — 0.5%
131,524	Packaging Corp. of America	12,991,941
	Electric Utilities — 1.6%
306,531	Edison International	24,513,284
See Notes to Financial Statements.
78

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
439,824	Exelon Corp.	$ 15,231,105
		39,744,389
	Electrical Equipment — 0.7%
297,524	AO Smith Corp.	16,030,593
	Energy Equipment & Services — 1.3%
163,878	Helmerich & Payne, Inc.	9,937,562
598,005	National Oilwell Varco, Inc.	20,912,235
		30,849,797
	Equity Real Estate Investment Trusts — 2.9%
208,751	American Tower Corp.	26,290,101
1,048,596	Brixmor Property Group, Inc.	20,709,771
296,132	Extra Space Storage, Inc.	22,366,850
		69,366,722
	Food & Staples Retailing — 2.3%
441,913	SYSCO Corp.	23,363,940
157,481	Walgreens Boots Alliance, Inc.	13,628,406
252,531	Wal-Mart Stores, Inc.	18,985,281
		55,977,627
	Food Products — 2.9%
416,303	Campbell Soup Co.	23,954,075
172,700	Ingredion, Inc.	21,383,714
370,425	Tyson Foods, Inc. - Class A	23,803,510
		69,141,299
	Gas Utilities — 0.4%
213,799	UGI Corp.	10,724,158
	Health Care Equipment & Supplies — 0.8%
219,975	Danaher Corp.	18,330,517
	Health Care Providers & Services — 5.6%
187,501	Aetna, Inc.	25,325,760
161,198	Anthem, Inc.	28,675,512
223,888	Centene Corp.[1]	16,657,267
246,429	DaVita, Inc.[1]	17,006,066
273,953	HCA Holdings, Inc.[1]	23,069,582
134,441	UnitedHealth Group, Inc.	23,511,042
		134,245,229
	Hotels, Restaurants & Leisure — 2.0%
349,870	Starbucks Corp.	21,013,192
299,142	Wyndham Worldwide Corp.	28,511,224
		49,524,416
	Household Products — 1.9%
472,056	Church & Dwight Co., Inc.	23,380,934
252,962	Procter & Gamble Co. (The)	22,091,171
		45,472,105
	Industrial Conglomerates — 1.0%
187,005	Honeywell International, Inc.	24,523,836
	Insurance — 4.9%
420,142	Arthur J Gallagher & Co.	23,448,125
293,224	Marsh & McLennan Cos., Inc.	21,736,695
361,956	Principal Financial Group, Inc.	23,574,194
See Notes to Financial Statements.
79

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — (Continued)
196,358	Travelers Cos., Inc. (The)	$ 23,888,915
537,321	Unum Group	24,894,082
		117,542,011
	Internet & Catalog Retail — 1.0%
13,502	Priceline Group, Inc. (The)[1]	24,935,764
	Internet Software & Services — 3.2%
26,630	Alphabet, Inc. - Class A1	24,619,967
782,519	eBay, Inc.[1]	26,143,960
171,616	Facebook, Inc. - Class A1	25,785,304
		76,549,231
	IT Services — 4.9%
177,838	Accenture PLC - Class A	21,571,749
223,494	Amdocs, Ltd.	13,686,773
405,042	Cognizant Technology Solutions Corp. - Class A1	24,395,680
108,119	DXC Technology Co.[1]	8,145,685
549,874	PayPal Holdings, Inc.[1]	26,239,987
266,696	Visa, Inc. - Class A	24,328,009
		118,367,883
	Life Sciences Tools & Services — 2.9%
38,945	Mettler-Toledo International, Inc.[1]	19,995,142
150,332	Thermo Fisher Scientific, Inc.	24,854,389
150,483	Waters Corp.[1]	25,565,557
		70,415,088
	Machinery — 3.1%
179,416	Illinois Tool Works, Inc.	24,775,556
292,769	Ingersoll-Rand PLC	25,983,249
175,096	Stanley Black & Decker, Inc.	23,839,320
		74,598,125
	Media — 2.0%
446,322	Comcast Corp. - Class A	17,491,359
230,682	Omnicom Group, Inc.	18,943,606
105,110	Walt Disney Co. (The)	12,150,716
		48,585,681
	Multi-Utilities — 1.9%
429,839	Ameren Corp.	23,507,895
497,907	CMS Energy Corp.	22,604,978
		46,112,873
	Oil, Gas & Consumable Fuels — 4.2%
104,604	Chevron Corp.	11,161,247
717,615	Kinder Morgan, Inc.	14,804,397
335,509	Marathon Petroleum Corp.	17,090,829
148,655	Phillips 66	11,826,992
281,361	Tesoro Corp.	22,427,285
356,799	Valero Energy Corp.	23,052,783
		100,363,533
	Paper & Forest Products — 0.8%
346,364	International Paper Co.	18,693,265
	Pharmaceuticals — 4.1%
319,492	AbbVie, Inc.	21,067,302
194,170	Eli Lilly & Co.	15,933,590
See Notes to Financial Statements.
80

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — (Continued)
114,607	Johnson & Johnson	$ 14,150,526
365,560	Merck & Co., Inc.	22,785,355
705,293	Pfizer, Inc.	23,923,539
		97,860,312
	Professional Services — 1.5%
239,612	Manpowergroup, Inc.	24,196,020
309,110	Nielsen Holdings PLC	12,713,694
		36,909,714
	Real Estate Management & Development — 1.0%
646,889	CBRE Group, Inc. - Class A1	23,165,095
69,386	Realogy Holdings Corp.	2,119,742
		25,284,837
	Semiconductors & Semiconductor Equipment — 2.7%
222,289	Applied Materials, Inc.	9,027,156
318,986	NVIDIA Corp.	33,270,240
298,733	Texas Instruments, Inc.	23,653,679
		65,951,075
	Software — 5.4%
284,625	Citrix Systems, Inc.[1]	23,037,547
137,610	Electronic Arts, Inc.[1]	13,048,180
331,137	Microsoft Corp.	22,669,639
534,355	Oracle Corp.	24,024,601
178,375	Synopsys, Inc.[1]	13,146,238
360,101	VMware, Inc. - Class A1,2	33,892,706
		129,818,911
	Specialty Retail — 4.6%
334,799	Foot Locker, Inc.	25,893,355
156,093	Home Depot, Inc.	24,366,117
313,203	Lowe’s Cos., Inc.	26,584,671
297,454	TJX Cos., Inc. (The)	23,391,782
41,515	Ulta Salon Cosmetics & Fragrance, Inc.[1]	11,683,982
		111,919,907
	Technology Hardware, Storage & Peripherals — 4.0%
176,688	Apple, Inc.	25,381,231
1,258,613	Hewlett Packard Enterprise Co.	23,447,960
732,139	HP, Inc.	13,778,856
373,993	Western Digital Corp.	33,311,557
		95,919,604
	Trading Companies & Distributors — 0.5%
134,274	MSC Industrial Direct Co., Inc. - Class A	12,021,551
	TOTAL COMMON STOCKS (Cost $1,960,845,749)	2,399,215,316
See Notes to Financial Statements.
81

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.9%
$22,164,278
With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $22,164,444, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $21,790,000, coupon rate of 3.125%, due 2/15/43, market value of $22,607,735)
		$ 22,164,278
TOTAL REPURCHASE AGREEMENT (Cost $22,164,278)		22,164,278
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.5%
34,659,721	State Street Navigator Securities Lending Government Money Market Portfolio	34,659,721
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $34,659,721)		34,659,721
TOTAL INVESTMENTS (Cost $2,017,669,748)[3]	101.8%	$2,456,039,315
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)	(43,013,732)
NET ASSETS	100.0%	$2,413,025,583

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purpose was $2,017,907,915.
See Notes to Financial Statements.
82

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2017, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	6.2%	$ 149,584,689
Health Care Providers & Services	5.6	134,245,229
Software	5.4	129,818,911
IT Services	4.9	118,367,883
Insurance	4.9	117,542,011
Specialty Retail	4.6	111,919,907
Oil, Gas & Consumable Fuels	4.2	100,363,533
Pharmaceuticals	4.1	97,860,312
Technology Hardware, Storage & Peripherals	4.0	95,919,604
Internet Software & Services	3.2	76,549,231
Machinery	3.1	74,598,125
Biotechnology	2.9	70,473,584
Life Sciences Tools & Services	2.9	70,415,088
Equity Real Estate Investment Trusts	2.9	69,366,722
Food Products	2.9	69,141,299
Semiconductors & Semiconductor Equipment	2.7	65,951,075
Food & Staples Retailing	2.3	55,977,627
Capital Markets	2.3	55,157,580
Hotels, Restaurants & Leisure	2.0	49,524,416
Media	2.0	48,585,681
Communications Equipment	2.0	47,571,314
Multi-Utilities	1.9	46,112,873
Household Products	1.9	45,472,105
Beverages	1.9	45,264,501
Consumer Finance	1.7	40,411,435
Electric Utilities	1.6	39,744,389
Aerospace & Defense	1.6	39,366,471
Professional Services	1.5	36,909,714
Chemicals	1.4	33,289,050
Energy Equipment & Services	1.3	30,849,797
Commercial Services & Supplies	1.0	25,400,352
Real Estate Management & Development	1.0	25,284,837
Internet & Catalog Retail	1.0	24,935,764
Industrial Conglomerates	1.0	24,523,836
Auto Components	0.9	22,873,676
Airlines	0.9	21,050,670
Paper & Forest Products	0.8	18,693,265
Health Care Equipment & Supplies	0.8	18,330,517
Electrical Equipment	0.7	16,030,593
Containers & Packaging	0.5	12,991,941
Trading Companies & Distributors	0.5	12,021,551
Gas Utilities	0.4	10,724,158
TOTAL COMMON STOCKS	99.4%	$2,399,215,316
REPURCHASE AGREEMENT	0.9	22,164,278
INVESTMENT OF SECURITY LENDING COLLATERAL	1.5	34,659,721
TOTAL INVESTMENTS	101.8%	$2,456,039,315
See Notes to Financial Statements.
83

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Aerospace & Defense — 1.8%
348,901	Boeing Co. (The)	$ 64,487,372
	Airlines — 1.0%
437,834	Alaska Air Group, Inc.	37,255,295
	Automobiles — 0.5%
300,207	Harley-Davidson, Inc.	17,054,760
	Banks — 0.6%
561,496	Citizens Financial Group, Inc.	20,612,518
	Beverages — 2.5%
718,466	Dr Pepper Snapple Group, Inc.	65,847,409
205,817	PepsiCo, Inc.	23,314,950
		89,162,359
	Biotechnology — 5.4%
442,414	Amgen, Inc.	72,255,055
263,514	Biogen, Inc.[1]	71,467,632
279,606	Celgene Corp.[1]	34,685,124
131,397	United Therapeutics Corp.[1]	16,516,603
		194,924,414
	Building Products — 1.0%
965,961	Masco Corp.	35,759,876
	Capital Markets — 1.2%
178,148	S&P Global, Inc.	23,905,680
548,148	TD Ameritrade Holding Corp.	20,977,624
		44,883,304
	Chemicals — 1.3%
352,246	LyondellBasell Industries N.V. - Class A	29,856,371
55,934	Sherwin-Williams Co. (The)	18,719,991
		48,576,362
	Commercial Services & Supplies — 1.1%
498,355	Avery Dennison Corp.	41,468,120
	Communications Equipment — 1.0%
287,640	F5 Networks, Inc.[1]	37,142,953
	Containers & Packaging — 0.9%
338,772	Packaging Corp. of America	33,463,898
	Electronic Equipment, Instruments & Components — 3.2%
1,026,323	Amphenol Corp. - Class A	74,213,416
694,689	CDW Corp.	41,049,173
		115,262,589
	Equity Real Estate Investment Trusts — 2.2%
317,527	American Tower Corp.	39,989,351
156,823	Digital Realty Trust, Inc.	18,009,553
666,504	Omega Healthcare Investors, Inc.	21,994,632
		79,993,536
	Food & Staples Retailing — 1.1%
744,943	SYSCO Corp.	39,385,136
	Food Products — 3.7%
962,563	Conagra Brands, Inc.	37,328,193
1,660,073	Hormel Foods Corp.	58,235,361
See Notes to Financial Statements.
84

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Food Products — (Continued)
627,159	Tyson Foods, Inc. - Class A	$ 40,301,237
		135,864,791
	Health Care Equipment & Supplies — 1.1%
866,917	Hologic, Inc.[1]	39,141,303
	Health Care Providers & Services — 6.6%
560,767	Aetna, Inc.	75,742,799
106,135	Anthem, Inc.	18,880,355
894,725	Express Scripts Holding Co.[1]	54,882,432
127,646	McKesson Corp.	17,652,165
425,033	UnitedHealth Group, Inc.	74,329,771
		241,487,522
	Hotels, Restaurants & Leisure — 3.2%
763,126	Marriott International, Inc. - Class A	72,054,357
453,604	Wyndham Worldwide Corp.	43,232,997
		115,287,354
	Household Durables — 1.2%
558,220	DR Horton, Inc.	18,359,856
154,299	Snap-on, Inc.	25,849,711
		44,209,567
	Household Products — 1.7%
750,301	Church & Dwight Co., Inc.	37,162,409
184,735	Kimberly-Clark Corp.	23,969,366
		61,131,775
	Insurance — 2.0%
967,454	Marsh & McLennan Cos., Inc.	71,717,365
	Internet Software & Services — 5.9%
71,800	Alphabet, Inc. - Class C1	65,047,928
2,144,167	eBay, Inc.[1]	71,636,619
518,459	Facebook, Inc. - Class A1	77,898,465
		214,583,012
	IT Services — 11.8%
583,649	Accenture PLC - Class A	70,796,624
69,075	Alliance Data Systems Corp.	17,243,192
1,208,781	Cognizant Technology Solutions Corp. - Class A1	72,804,880
100,009	International Business Machines Corp.	16,030,442
413,925	Mastercard, Inc. - Class A	48,147,756
879,043	Paychex, Inc.	52,109,669
1,659,229	PayPal Holdings, Inc.[1]	79,178,408
782,977	Visa, Inc. - Class A	71,423,162
		427,734,133
	Leisure Equipment & Products — 0.8%
523,235	Brunswick Corp.	29,693,586
	Life Sciences Tools & Services — 4.0%
661,064	Agilent Technologies, Inc.	36,391,573
453,209	Thermo Fisher Scientific, Inc.	74,929,044
210,829	Waters Corp.[1]	35,817,739
		147,138,356
	Machinery — 2.9%
242,489	Illinois Tool Works, Inc.	33,485,306
See Notes to Financial Statements.
85

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
829,706	Ingersoll-Rand PLC	$ 73,636,408
		107,121,714
	Media — 4.1%
897,774	CBS Corp. - Class B	59,755,838
934,511	Comcast Corp. - Class A	36,623,486
1,018,406	Interpublic Group of Cos., Inc. (The)	24,003,829
344,241	Omnicom Group, Inc.	28,269,071
		148,652,224
	Paper & Forest Products — 0.6%
413,557	International Paper Co.	22,319,671
	Pharmaceuticals — 1.2%
723,216	Merck & Co., Inc.	45,078,053
	Professional Services — 1.9%
176,365	Equifax, Inc.	23,863,948
1,122,137	Nielsen Holdings PLC	46,153,495
		70,017,443
	Real Estate Management & Development — 0.8%
850,856	CBRE Group, Inc. - Class A1	30,469,153
	Semiconductors & Semiconductor Equipment — 3.0%
1,731,626	Applied Materials, Inc.	70,321,332
58,038	Lam Research Corp.	8,406,804
393,449	Texas Instruments, Inc.	31,153,292
		109,881,428
	Software — 6.0%
500,952	Citrix Systems, Inc.[1]	40,547,055
467,940	Microsoft Corp.	32,035,172
1,394,362	Oracle Corp.	62,690,516
864,671	VMware, Inc. - Class A1,2	81,382,834
		216,655,577
	Specialty Retail — 9.7%
526,124	Foot Locker, Inc.	40,690,430
490,490	Home Depot, Inc.	76,565,489
914,859	Lowe’s Cos., Inc.	77,653,232
1,098,405	Ross Stores, Inc.	71,396,325
904,305	TJX Cos., Inc. (The)	71,114,545
246,130	Tractor Supply Co.	15,237,909
		352,657,930
	Technology Hardware, Storage & Peripherals — 2.3%
588,677	Apple, Inc.	84,563,451
	TOTAL COMMON STOCKS (Cost $3,047,714,478)	3,614,837,900
See Notes to Financial Statements.
86

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.6%
$21,379,698
With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $21,379,858, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $21,020,000, coupon rate of 3.125%, due 2/15/43, market value of $21,808,839)
		$ 21,379,698
TOTAL REPURCHASE AGREEMENT (Cost $21,379,698)		21,379,698
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.8%
28,838,425	State Street Navigator Securities Lending Government Money Market Portfolio	28,838,425
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $28,838,425)		28,838,425
TOTAL INVESTMENTS (Cost $3,097,932,601)[3]	100.7%	$3,665,056,023
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)	(26,163,137)
NET ASSETS	100.0%	$3,638,892,886

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purpose was $3,099,200,202.
See Notes to Financial Statements.
87

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2017, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	11.8%	$ 427,734,133
Specialty Retail	9.7	352,657,930
Health Care Providers & Services	6.6	241,487,522
Software	6.0	216,655,577
Internet Software & Services	5.9	214,583,012
Biotechnology	5.4	194,924,414
Media	4.1	148,652,224
Life Sciences Tools & Services	4.0	147,138,356
Food Products	3.7	135,864,791
Hotels, Restaurants & Leisure	3.2	115,287,354
Electronic Equipment, Instruments & Components	3.2	115,262,589
Semiconductors & Semiconductor Equipment	3.0	109,881,428
Machinery	2.9	107,121,714
Beverages	2.5	89,162,359
Technology Hardware, Storage & Peripherals	2.3	84,563,451
Equity Real Estate Investment Trusts	2.2	79,993,536
Insurance	2.0	71,717,365
Professional Services	1.9	70,017,443
Aerospace & Defense	1.8	64,487,372
Household Products	1.7	61,131,775
Chemicals	1.3	48,576,362
Pharmaceuticals	1.2	45,078,053
Capital Markets	1.2	44,883,304
Household Durables	1.2	44,209,567
Commercial Services & Supplies	1.1	41,468,120
Food & Staples Retailing	1.1	39,385,136
Health Care Equipment & Supplies	1.1	39,141,303
Airlines	1.0	37,255,295
Communications Equipment	1.0	37,142,953
Building Products	1.0	35,759,876
Containers & Packaging	0.9	33,463,898
Real Estate Management & Development	0.8	30,469,153
Leisure Equipment & Products	0.8	29,693,586
Paper & Forest Products	0.6	22,319,671
Banks	0.6	20,612,518
Automobiles	0.5	17,054,760
TOTAL COMMON STOCKS	99.3%	$3,614,837,900
REPURCHASE AGREEMENT	0.6	21,379,698
INVESTMENT OF SECURITY LENDING COLLATERAL	0.8	28,838,425
TOTAL INVESTMENTS	100.7%	$3,665,056,023
See Notes to Financial Statements.
88

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.5%
	Aerospace & Defense — 0.5%
24,780	Spirit AeroSystems Holdings, Inc. - Class A	$ 1,416,425
	Air Freight & Logistics — 2.8%
33,780	CH Robinson Worldwide, Inc.	2,455,806
47,980	Expeditors International of Washington, Inc.	2,691,198
22,900	United Parcel Service, Inc. - Class B	2,460,834
		7,607,838
	Banks — 4.3%
40,100	Citizens Financial Group, Inc.	1,472,071
46,900	East West Bancorp, Inc.	2,545,263
71,620	Huntington Bancshares, Inc.	921,033
155,000	KeyCorp	2,827,200
11,480	PNC Financial Services Group, Inc. (The)	1,374,730
48,380	SunTrust Banks, Inc.	2,748,468
		11,888,765
	Beverages — 1.7%
22,720	Dr Pepper Snapple Group, Inc.	2,082,288
22,700	PepsiCo, Inc.	2,571,456
		4,653,744
	Biotechnology — 1.7%
142,120	Acorda Therapeutics, Inc.[1]	2,295,238
82,660	Emergent BioSolutions, Inc.[1]	2,472,361
		4,767,599
	Capital Markets — 2.0%
51,380	Bank of New York Mellon Corp. (The)	2,417,943
26,740	CME Group, Inc.	3,106,920
		5,524,863
	Chemicals — 2.3%
48,460	Dow Chemical Co. (The)	3,043,288
15,940	LyondellBasell Industries N.V. - Class A	1,351,075
7,680	Minerals Technologies, Inc.	604,416
14,840	Scotts Miracle-Gro Co. (The)	1,433,544
		6,432,323
	Commercial Services & Supplies — 2.9%
123,000	Pitney Bowes, Inc.	1,634,670
39,740	Republic Services, Inc.	2,503,223
79,940	Sykes Enterprises, Inc.[1]	2,383,011
30,860	Tetra Tech, Inc.	1,356,297
		7,877,201
	Communications Equipment — 0.9%
70,460	Cisco Systems, Inc.	2,400,572
	Construction & Engineering — 2.0%
49,460	EMCOR Group, Inc.	3,251,500
158,860	KBR, Inc.	2,231,983
		5,483,483
	Consumer Finance — 1.0%
41,980	Discover Financial Services	2,627,528
	Containers & Packaging — 1.4%
163,120	Graphic Packaging Holding Co.	2,215,169
See Notes to Financial Statements.
89

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Containers & Packaging — (Continued)
17,560	Packaging Corp. of America	$ 1,734,577
		3,949,746
	Diversified Consumer Services — 0.6%
50,300	Service Corp. International	1,620,666
	Diversified Financial Services — 1.4%
165,000	Bank of America Corp.	3,851,100
	Electric Utilities — 3.0%
22,794	American Electric Power Co., Inc.	1,546,117
19,740	Entergy Corp.	1,505,372
69,460	Exelon Corp.	2,405,400
62,440	Xcel Energy, Inc.	2,812,922
		8,269,811
	Electrical Equipment — 2.5%
50,320	AO Smith Corp.	2,711,242
35,300	EnerSys	2,933,783
8,800	Rockwell Automation, Inc.	1,384,680
		7,029,705
	Electronic Equipment, Instruments & Components — 2.6%
37,600	Arrow Electronics, Inc.[1]	2,650,800
69,180	Methode Electronics, Inc.	3,081,969
16,200	Tech Data Corp.[1]	1,549,530
		7,282,299
	Energy Equipment & Services — 1.3%
143,765	Nabors Industries, Ltd.	1,486,530
204,480	Noble Corp. PLC	981,504
99,200	Superior Energy Services, Inc.[1]	1,198,336
		3,666,370
	Equity Real Estate Investment Trusts — 5.1%
56,180	Apartment Investment & Management Co. - Class A	2,457,313
95,400	Corporate Office Properties Trust	3,123,396
15,100	Equity Lifestyle Properties, Inc.	1,221,741
150,740	Host Hotels & Resorts, Inc.	2,705,783
74,000	Liberty Property Trust	3,002,180
79,120	RLJ Lodging Trust[2]	1,700,289
		14,210,702
	Food & Staples Retailing — 0.7%
37,960	SYSCO Corp.	2,006,945
	Food Products — 3.1%
58,400	Archer-Daniels-Midland Co.	2,671,800
50,620	Conagra Brands, Inc.	1,963,044
14,340	Ingredion, Inc.	1,775,579
32,320	Tyson Foods, Inc. - Class A	2,076,883
		8,487,306
	Health Care Equipment & Supplies — 2.4%
31,200	Align Technology, Inc.[1]	4,200,144
30,880	Hill-Rom Holdings, Inc.	2,335,763
		6,535,907
	Health Care Providers & Services — 4.3%
14,360	AmerisourceBergen Corp.	1,178,238
See Notes to Financial Statements.
90

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Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
68,220	AMN Healthcare Services, Inc.[1]	$ 2,786,787
38,300	Centene Corp.[1]	2,849,520
30,960	Express Scripts Holding Co.[1]	1,899,087
21,120	WellCare Health Plans, Inc.[1]	3,240,019
		11,953,651
	Hotels, Restaurants & Leisure — 1.2%
33,900	Wyndham Worldwide Corp.	3,231,009
	Household Durables — 0.7%
37,620	Leggett & Platt, Inc.	1,976,555
	Household Products — 0.5%
25,320	Church & Dwight Co., Inc.	1,254,100
	Industrial Conglomerates — 1.0%
21,140	Honeywell International, Inc.	2,772,300
	Insurance — 6.8%
63,700	CNA Financial Corp.	2,883,062
29,700	Lincoln National Corp.	1,958,121
22,820	Marsh & McLennan Cos., Inc.	1,691,646
59,020	Old Republic International Corp.	1,220,534
51,500	Principal Financial Group, Inc.	3,354,195
24,900	Prudential Financial, Inc.	2,665,047
18,420	Travelers Cos., Inc. (The)	2,240,977
61,160	Unum Group	2,833,543
		18,847,125
	IT Services — 2.4%
33,500	Amdocs, Ltd.	2,051,540
44,976	Conduent, Inc.[1]	733,559
100,240	Convergys Corp.	2,256,402
61,260	Genpact, Ltd.	1,495,969
		6,537,470
	Leisure Equipment & Products — 1.1%
52,180	American Outdoor Brands Corp.[1]	1,155,787
18,380	Hasbro, Inc.	1,821,642
		2,977,429
	Life Sciences Tools & Services — 2.2%
26,140	Agilent Technologies, Inc.	1,439,007
20,020	Charles River Laboratories International, Inc.[1]	1,795,794
17,780	Thermo Fisher Scientific, Inc.	2,939,567
		6,174,368
	Machinery — 4.9%
47,480	AGCO Corp.	3,038,245
39,420	Crane Co.	3,150,052
115,060	Federal Signal Corp.	1,796,087
9,500	Illinois Tool Works, Inc.	1,311,855
16,540	Ingersoll-Rand PLC	1,467,925
8,880	Parker-Hannifin Corp.	1,427,904
50,620	Trinity Industries, Inc.	1,361,678
		13,553,746
	Media — 2.3%
76,280	Comcast Corp. - Class A	2,989,413
68,900	Interpublic Group of Cos., Inc. (The)	1,623,973
See Notes to Financial Statements.
91

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — (Continued)
21,900	Omnicom Group, Inc.	$ 1,798,428
		6,411,814
	Metals & Mining — 2.3%
80,720	Commercial Metals Co.	1,504,621
80,460	Newmont Mining Corp.	2,720,352
27,040	Reliance Steel & Aluminum Co.	2,131,293
		6,356,266
	Multi-Utilities — 2.5%
49,640	Ameren Corp.	2,714,812
45,000	Public Service Enterprise Group, Inc.	1,982,250
33,000	SCANA Corp.	2,188,230
		6,885,292
	Oil, Gas & Consumable Fuels — 2.7%
26,660	PBF Energy, Inc. - Class A	595,051
24,220	Tesoro Corp.	1,930,576
42,160	Valero Energy Corp.	2,723,958
56,640	World Fuel Services Corp.	2,086,051
		7,335,636
	Paper & Forest Products — 0.8%
53,620	Schweitzer-Mauduit International, Inc.	2,308,341
	Pharmaceuticals — 1.6%
19,060	Johnson & Johnson	2,353,338
65,940	Supernus Pharmaceuticals, Inc.[1]	2,149,644
		4,502,982
	Professional Services — 3.0%
80,660	Korn/Ferry International	2,613,384
28,720	Manpowergroup, Inc.	2,900,146
121,100	Navigant Consulting, Inc.[1]	2,902,767
		8,416,297
	Real Estate Investment Trusts — 0.9%
87,080	LaSalle Hotel Properties	2,487,005
	Real Estate Management & Development — 0.7%
31,880	RE/MAX Holdings, Inc. - Class A	1,885,702
	Semiconductors & Semiconductor Equipment — 1.1%
28,580	NVIDIA Corp.	2,980,894
	Software — 2.0%
57,220	Cadence Design Systems, Inc.[1]	1,863,655
50,060	Synopsys, Inc.[1]	3,689,422
		5,553,077
	Specialty Retail — 5.8%
59,980	Best Buy Co., Inc.	3,107,564
30,760	Childrens Place[2]	3,531,248
30,400	Foot Locker, Inc.	2,351,136
28,760	Lowe’s Cos., Inc.	2,441,149
38,960	Ross Stores, Inc.	2,532,400
27,080	TJX Cos., Inc. (The)	2,129,571
		16,093,068
See Notes to Financial Statements.
92

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Wireless Telecommunication Services — 0.5%
48,180	Telephone & Data Systems, Inc.	$ 1,323,023
	TOTAL COMMON STOCKS (Cost $224,069,096)	269,408,048
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$1,196,032	With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $1,196,041, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $1,180,000, coupon rate of 3.125%, due 2/15/43, market value of $1,224,283)	1,196,032
	TOTAL REPURCHASE AGREEMENT (Cost $1,196,032)	1,196,032
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.4%
1,093,465	State Street Navigator Securities Lending Government Money Market Portfolio	1,093,465
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,093,465)	1,093,465
TOTAL LONG INVESTMENTS (Cost $226,358,593)	98.3%	$ 271,697,545
COMMON STOCKS SOLD SHORT* — (66.7)%
	Aerospace & Defense — (4.1)%
(14,660)	General Dynamics Corp.	(2,840,962)
(11,020)	Northrop Grumman Corp.	(2,710,479)
(27,880)	Rockwell Collins, Inc.	(2,902,029)
(11,380)	TransDigm Group, Inc.	(2,807,787)
		(11,261,257)
	Air Freight & Logistics — (0.5)%
(7,340)	FedEx Corp.	(1,392,398)
	Banks — (2.6)%
(40,420)	Bank of the Ozarks, Inc.	(1,918,738)
(42,220)	Banner Corp.	(2,330,544)
(17,900)	BOK Financial Corp.	(1,508,791)
(15,040)	First Republic Bank	(1,390,598)
		(7,148,671)
	Beverages — (2.7)%
(53,520)	Brown-Forman Corp. - Class B	(2,532,567)
(61,900)	Coca-Cola Co. (The)	(2,670,985)
(22,880)	Molson Coors Brewing Co. - Class B	(2,193,963)
		(7,397,515)
	Building Products — (0.9)%
(61,260)	Johnson Controls International PLC	(2,546,578)
	Capital Markets — (2.4)%
(7,000)	BlackRock, Inc.	(2,691,990)
(15,060)	FactSet Research Systems, Inc.	(2,458,695)
(7,440)	MarketAxess Holdings, Inc.	(1,432,349)
		(6,583,034)
	Chemicals — (3.2)%
(31,360)	Balchem Corp.	(2,545,178)
See Notes to Financial Statements.
93

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Chemicals — (Continued)
(88,100)	Mosaic Co. (The)	$ (2,372,533)
(21,600)	Westlake Chemical Corp.	(1,344,600)
(36,040)	WR Grace & Co.	(2,512,709)
		(8,775,020)
	Commercial Services & Supplies — (3.2)%
(129,400)	Covanta Holding Corp.	(1,882,770)
(39,360)	MSA Safety, Inc.	(3,064,176)
(27,380)	Stericycle, Inc.[1]	(2,336,609)
(35,200)	US Ecology, Inc.	(1,659,680)
		(8,943,235)
	Communications Equipment — (1.9)%
(24,440)	Harris Corp.	(2,734,591)
(40,020)	ViaSat, Inc.[1]	(2,562,481)
		(5,297,072)
	Construction Materials — (1.0)%
(12,920)	Martin Marietta Materials, Inc.	(2,844,855)
	Consumer Finance — (0.7)%
(36,220)	FirstCash, Inc.	(1,881,629)
	Containers & Packaging — (1.0)%
(36,660)	Ball Corp.	(2,818,787)
	Electrical Equipment — (0.6)%
(10,040)	Acuity Brands, Inc.	(1,768,044)
	Equity Real Estate Investment Trusts — (5.0)%
(75,260)	Acadia Realty Trust	(2,188,561)
(23,400)	Alexandria Real Estate Equities, Inc.	(2,632,734)
(9,460)	Essex Property Trust, Inc.	(2,312,686)
(50,920)	HCP, Inc.	(1,596,342)
(28,640)	National Retail Properties, Inc.	(1,209,181)
(20,580)	SL Green Realty Corp.	(2,159,459)
(17,920)	Vornado Realty Trust	(1,724,621)
		(13,823,584)
	Gas Utilities — (0.5)%
(19,480)	Spire, Inc.	(1,335,354)
	Health Care Equipment & Supplies — (1.7)%
(32,700)	DexCom, Inc.[1]	(2,549,292)
(26,900)	Medtronic PLC	(2,235,121)
		(4,784,413)
	Health Care Providers & Services — (1.6)%
(148,160)	Capital Senior Living Corp.[1]	(2,069,795)
(40,900)	Envision Healthcare Corp.[1]	(2,291,627)
		(4,361,422)
	Hotels, Restaurants & Leisure — (1.9)%
(4,400)	Chipotle Mexican Grill, Inc.[1]	(2,087,668)
(13,800)	Jack in the Box, Inc.	(1,407,186)
(12,380)	McDonald’s Corp.	(1,732,333)
		(5,227,187)
	Household Durables — (1.0)%
(75,000)	CalAtlantic Group, Inc.	(2,716,500)
See Notes to Financial Statements.
94

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Industrial Conglomerates — (1.9)%
(12,880)	3M Co.	$ (2,522,290)
(91,760)	General Electric Co.	(2,660,123)
		(5,182,413)
	Insurance — (4.9)%
(18,780)	Aflac, Inc.	(1,406,246)
(39,160)	American International Group, Inc.	(2,385,236)
(57,840)	Kemper Corp.	(2,276,004)
(2,720)	Markel Corp.[1]	(2,637,312)
(22,820)	Mercury General Corp.	(1,403,202)
(38,220)	RLI Corp.	(2,186,948)
(24,120)	Stewart Information Services Corp.	(1,144,253)
		(13,439,201)
	Internet & Catalog Retail — (1.1)%
(1,660)	Amazon.com, Inc.[1]	(1,535,483)
(10,780)	Expedia, Inc.	(1,441,502)
		(2,976,985)
	Leisure Equipment & Products — (0.6)%
(71,180)	Mattel, Inc.	(1,595,856)
	Life Sciences Tools & Services — (1.9)%
(21,500)	Bio-Techne Corp.	(2,302,220)
(16,180)	Illumina, Inc.[1]	(2,991,035)
		(5,293,255)
	Machinery — (0.9)%
(50,660)	Flowserve Corp.	(2,577,074)
	Media — (1.9)%
(162,660)	New York Times Co. (The) - Class A	(2,350,437)
(32,600)	Sinclair Broadcast Group, Inc. - Class A	(1,286,070)
(13,460)	Walt Disney Co. (The)	(1,555,976)
		(5,192,483)
	Metals & Mining — (0.5)%
(20,400)	Compass Minerals International, Inc.	(1,346,400)
	Multi-Utilities — (2.4)%
(32,140)	Dominion Resources, Inc.	(2,488,600)
(91,240)	NiSource, Inc.	(2,212,570)
(17,220)	Sempra Energy	(1,946,205)
		(6,647,375)
	Oil, Gas & Consumable Fuels — (3.6)%
(59,960)	Carrizo Oil & Gas, Inc.[1]	(1,507,994)
(38,180)	EQT Corp.	(2,219,785)
(28,360)	Exxon Mobil Corp.	(2,315,594)
(41,300)	Occidental Petroleum Corp.	(2,541,602)
(7,720)	Pioneer Natural Resources Co.	(1,335,483)
		(9,920,458)
	Pharmaceuticals — (0.5)%
(15,920)	Eli Lilly & Co.	(1,306,395)
	Professional Services — (0.5)%
(29,660)	Advisory Board Co. (The)[1]	(1,515,626)
	Road & Rail — (3.4)%
(6,640)	AMERCO	(2,486,414)
See Notes to Financial Statements.
95

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Road & Rail — (Continued)
(22,780)	JB Hunt Transport Services, Inc.	$ (2,042,455)
(31,240)	Kansas City Southern	(2,813,787)
(18,580)	Union Pacific Corp.	(2,080,217)
		(9,422,873)
	Semiconductors & Semiconductor Equipment — (0.4)%
(89,660)	Rambus, Inc.[1]	(1,122,543)
	Software — (1.5)%
(15,960)	Autodesk, Inc.[1]	(1,437,517)
(11,460)	Intuit, Inc.	(1,434,907)
(24,460)	PTC, Inc.[1]	(1,322,063)
		(4,194,487)
	Specialty Retail — (2.4)%
(14,580)	Advance Auto Parts, Inc.	(2,072,401)
(49,420)	L Brands, Inc.	(2,609,871)
(33,820)	Tractor Supply Co.	(2,093,796)
		(6,776,068)
	Textiles, Apparel & Luxury Goods — (1.0)%
(49,120)	NIKE, Inc. - Class B	(2,721,739)
	Water Utilities — (0.8)%
(52,140)	American States Water Co.	(2,321,273)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(188,236,905))	(184,459,059)
TOTAL SHORT INVESTMENTS (Proceeds $(188,236,905))	(66.7)%	$(184,459,059)
TOTAL INVESTMENTS (Cost $38,121,688)[3]	31.6%	$ 87,238,486
OTHER ASSETS IN EXCESS OF LIABILITIES	68.4	189,212,352
NET ASSETS	100.0%	$ 276,450,838

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purpose was $39,081,228.
See Notes to Financial Statements.
96

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2017, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Insurance	6.8%	$ 18,847,125
Specialty Retail	5.8	16,093,068
Equity Real Estate Investment Trusts	5.1	14,210,702
Machinery	4.9	13,553,746
Health Care Providers & Services	4.3	11,953,651
Banks	4.3	11,888,765
Food Products	3.1	8,487,306
Professional Services	3.0	8,416,297
Electric Utilities	3.0	8,269,811
Commercial Services & Supplies	2.9	7,877,201
Air Freight & Logistics	2.8	7,607,838
Oil, Gas & Consumable Fuels	2.7	7,335,636
Electronic Equipment, Instruments & Components	2.6	7,282,299
Electrical Equipment	2.5	7,029,705
Multi-Utilities	2.5	6,885,292
IT Services	2.4	6,537,470
Health Care Equipment & Supplies	2.4	6,535,907
Chemicals	2.3	6,432,323
Media	2.3	6,411,814
Metals & Mining	2.3	6,356,266
Life Sciences Tools & Services	2.2	6,174,368
Software	2.0	5,553,077
Capital Markets	2.0	5,524,863
Construction & Engineering	2.0	5,483,483
Biotechnology	1.7	4,767,599
Beverages	1.7	4,653,744
Pharmaceuticals	1.6	4,502,982
Containers & Packaging	1.4	3,949,746
Diversified Financial Services	1.4	3,851,100
Energy Equipment & Services	1.3	3,666,370
Hotels, Restaurants & Leisure	1.2	3,231,009
Semiconductors & Semiconductor Equipment	1.1	2,980,894
Leisure Equipment & Products	1.1	2,977,429
Industrial Conglomerates	1.0	2,772,300
Consumer Finance	1.0	2,627,528
Real Estate Investment Trusts	0.9	2,487,005
Communications Equipment	0.9	2,400,572
Paper & Forest Products	0.8	2,308,341
Food & Staples Retailing	0.7	2,006,945
Household Durables	0.7	1,976,555
Real Estate Management & Development	0.7	1,885,702
Diversified Consumer Services	0.6	1,620,666
Aerospace & Defense	0.5	1,416,425
Wireless Telecommunication Services	0.5	1,323,023
Household Products	0.5	1,254,100
Short Positions:
Semiconductors & Semiconductor Equipment	(0.4)	(1,122,543)
Pharmaceuticals	(0.5)	(1,306,395)
Gas Utilities	(0.5)	(1,335,354)
Metals & Mining	(0.5)	(1,346,400)
Air Freight & Logistics	(0.5)	(1,392,398)
Professional Services	(0.5)	(1,515,626)
Leisure Equipment & Products	(0.6)	(1,595,856)
See Notes to Financial Statements.
97

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Electrical Equipment	(0.6)%	$ (1,768,044)
Consumer Finance	(0.7)	(1,881,629)
Water Utilities	(0.8)	(2,321,273)
Building Products	(0.9)	(2,546,578)
Machinery	(0.9)	(2,577,074)
Household Durables	(1.0)	(2,716,500)
Textiles, Apparel & Luxury Goods	(1.0)	(2,721,739)
Containers & Packaging	(1.0)	(2,818,787)
Construction Materials	(1.0)	(2,844,855)
Internet & Catalog Retail	(1.1)	(2,976,985)
Software	(1.5)	(4,194,487)
Health Care Providers & Services	(1.6)	(4,361,422)
Health Care Equipment & Supplies	(1.7)	(4,784,413)
Industrial Conglomerates	(1.9)	(5,182,413)
Media	(1.9)	(5,192,483)
Hotels, Restaurants & Leisure	(1.9)	(5,227,187)
Life Sciences Tools & Services	(1.9)	(5,293,255)
Communications Equipment	(1.9)	(5,297,072)
Capital Markets	(2.4)	(6,583,034)
Multi-Utilities	(2.4)	(6,647,375)
Specialty Retail	(2.4)	(6,776,068)
Banks	(2.6)	(7,148,671)
Beverages	(2.7)	(7,397,515)
Chemicals	(3.2)	(8,775,020)
Commercial Services & Supplies	(3.2)	(8,943,235)
Road & Rail	(3.4)	(9,422,873)
Oil, Gas & Consumable Fuels	(3.6)	(9,920,458)
Aerospace & Defense	(4.1)	(11,261,257)
Insurance	(4.9)	(13,439,201)
Equity Real Estate Investment Trusts	(5.0)	(13,823,584)
TOTAL COMMON STOCKS	30.8%	$ 84,948,989
REPURCHASE AGREEMENT	0.4	1,196,032
INVESTMENT OF SECURITY LENDING COLLATERAL	0.4	1,093,465
TOTAL INVESTMENTS	31.6%	$ 87,238,486
See Notes to Financial Statements.
98

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — 127.1%
	Aerospace & Defense — 2.8%
5,394	Northrop Grumman Corp.[1]	$ 1,326,708
8,740	Spirit AeroSystems Holdings, Inc. - Class A	499,579
		1,826,287
	Air Freight & Logistics — 1.3%
15,340	Expeditors International of Washington, Inc.	860,421
	Airlines — 1.2%
4,800	Alaska Air Group, Inc.	408,432
10,380	SkyWest, Inc.	386,136
		794,568
	Automobiles — 0.9%
6,040	Thor Industries, Inc.	580,927
	Banks — 8.5%
19,600	Citizens Financial Group, Inc.	719,516
48,380	Fifth Third Bancorp[1]	1,181,924
5,940	Great Western Bancorp, Inc.	244,728
10,097	JPMorgan Chase & Co.	878,439
62,060	KeyCorp	1,131,974
24,700	SunTrust Banks, Inc.[1]	1,403,207
		5,559,788
	Beverages — 3.5%
15,160	Dr Pepper Snapple Group, Inc.[1]	1,389,414
8,300	PepsiCo, Inc.	940,224
		2,329,638
	Biotechnology — 1.0%
22,700	Emergent BioSolutions, Inc.[2]	678,957
	Capital Markets — 2.9%
7,660	CME Group, Inc.	890,016
8,140	Eaton Vance Corp.	349,450
8,680	Evercore Partners, Inc. - Class A	640,150
		1,879,616
	Chemicals — 2.3%
10,540	Dow Chemical Co. (The)	661,912
3,740	LyondellBasell Industries N.V. - Class A	317,002
7,140	Minerals Technologies, Inc.	561,918
		1,540,832
	Commercial Services & Supplies — 4.1%
19,520	Avery Dennison Corp.[1]	1,624,259
16,520	Republic Services, Inc.	1,040,595
		2,664,854
	Communications Equipment — 2.6%
50,204	Cisco Systems, Inc.[1]	1,710,450
	Construction & Engineering — 2.0%
20,340	EMCOR Group, Inc.[1]	1,337,152
	Containers & Packaging — 1.7%
5,820	Crown Holdings, Inc.[2]	326,444
7,720	Packaging Corp. of America	762,581
		1,089,025
See Notes to Financial Statements.
99

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Consumer Services — 0.9%
18,540	Service Corp. International	$ 597,359
	Diversified Financial Services — 1.0%
28,860	Bank of America Corp.	673,592
	Electric Utilities — 2.5%
3,740	Eversource Energy	222,156
24,100	Exelon Corp.	834,583
17,420	Hawaiian Electric Industries, Inc.	583,918
		1,640,657
	Electronic Equipment, Instruments & Components — 3.0%
9,680	Arrow Electronics, Inc.[2]	682,440
8,600	Sanmina Corp.[2]	320,350
10,280	Tech Data Corp.[2]	983,282
		1,986,072
	Energy Equipment & Services — 2.1%
5,620	Halliburton Co.	257,846
64,760	Nabors Industries, Ltd.	669,618
6,519	Schlumberger, Ltd.	473,214
		1,400,678
	Equity Real Estate Investment Trusts — 5.7%
7,980	Brixmor Property Group, Inc.	157,605
40,420	Corporate Office Properties Trust[1]	1,323,351
27,480	Hospitality Properties Trust	874,688
37,020	Host Hotels & Resorts, Inc.	664,509
18,080	Liberty Property Trust	733,506
		3,753,659
	Food & Staples Retailing — 2.8%
3,420	CVS Health Corp.	281,945
15,640	SYSCO Corp.	826,887
9,620	Wal-Mart Stores, Inc.	723,231
		1,832,063
	Food Products — 2.8%
7,300	Archer-Daniels-Midland Co.	333,975
4,160	Bunge, Ltd.	328,765
16,920	Conagra Brands, Inc.	656,157
5,640	Lamb Weston Holdings, Inc.	235,470
4,460	Tyson Foods, Inc. - Class A	286,600
		1,840,967
	Health Care Equipment & Supplies — 0.6%
5,386	Hill-Rom Holdings, Inc.	407,397
	Health Care Providers & Services — 5.9%
7,806	Aetna, Inc.	1,054,357
5,780	AMN Healthcare Services, Inc.[2]	236,113
3,640	Anthem, Inc.	647,520
8,040	DaVita, Inc.[2]	554,840
9,120	WellCare Health Plans, Inc.[1,2]	1,399,099
		3,891,929
	Hotels, Restaurants & Leisure — 2.5%
17,420	Wyndham Worldwide Corp.[1]	1,660,300
See Notes to Financial Statements.
100

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Durables — 0.4%
6,150	Newell Brands, Inc.	$ 293,601
	Industrial Conglomerates — 1.5%
7,360	Honeywell International, Inc.	965,190
	Insurance — 6.3%
6,040	Lincoln National Corp.	398,217
44,660	Old Republic International Corp.	923,569
14,520	Principal Financial Group, Inc.	945,688
3,000	Prudential Financial, Inc.	321,090
7,380	Travelers Cos., Inc. (The)	897,851
14,840	Unum Group	687,537
		4,173,952
	IT Services — 7.1%
2,447	Accenture PLC - Class A	296,821
20,120	Amdocs, Ltd.[1]	1,232,149
12,640	Cognizant Technology Solutions Corp. - Class A2	761,307
15,348	Conduent, Inc.[2]	250,326
8,160	CoreLogic, Inc.[2]	348,758
49,500	Genpact, Ltd.[1]	1,208,790
7,419	Science Applications International Corp.	541,513
		4,639,664
	Life Sciences Tools & Services — 4.2%
12,400	Agilent Technologies, Inc.	682,620
16,238	Charles River Laboratories International, Inc.[1,2]	1,456,548
9,302	PAREXEL International Corp.[2]	593,747
		2,732,915
	Machinery — 5.5%
14,580	AGCO Corp.	932,974
9,020	Crane Co.	720,788
9,160	IDEX Corp.	959,602
11,660	Ingersoll-Rand PLC	1,034,825
		3,648,189
	Media — 2.5%
20,000	Comcast Corp. - Class A	783,800
3,940	Scripps Networks Interactive, Inc. - Class A	294,397
5,460	Time Warner, Inc.	542,014
		1,620,211
	Multi-line Retail — 0.5%
6,740	Big Lots, Inc.	340,303
	Multi-Utilities — 2.9%
6,500	Ameren Corp.	355,485
24,080	MDU Resources Group, Inc.	647,752
13,920	SCANA Corp.	923,035
		1,926,272
	Oil, Gas & Consumable Fuels — 3.2%
10,420	Tesoro Corp.	830,578
14,300	Valero Energy Corp.	923,923
9,300	World Fuel Services Corp.	342,519
		2,097,020
	Pharmaceuticals — 5.4%
10,500	Johnson & Johnson[1]	1,296,435
See Notes to Financial Statements.
101

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — (Continued)
86,200	Sciclone Pharmaceuticals, Inc.[2]	$ 831,830
43,000	Supernus Pharmaceuticals, Inc.[1,2]	1,401,800
		3,530,065
	Professional Services — 2.1%
11,160	Manpowergroup, Inc.	1,126,937
9,100	TrueBlue, Inc.[2]	248,885
		1,375,822
	Real Estate Management & Development — 1.0%
11,220	RE/MAX Holdings, Inc. - Class A	663,663
	Road & Rail — 1.1%
8,320	Landstar System, Inc.	710,944
	Semiconductors & Semiconductor Equipment — 3.3%
12,200	NVIDIA Corp.[1]	1,272,460
26,400	Xperi Corp.	887,040
		2,159,500
	Software — 5.0%
8,980	Activision Blizzard, Inc.	469,205
33,414	CA, Inc.	1,096,982
11,620	Citrix Systems, Inc.[2]	940,523
4,980	Dell Technologies, Inc. - Class V2	334,208
9,620	Oracle Corp.	432,515
		3,273,433
	Specialty Retail — 6.3%
17,000	Foot Locker, Inc.[1]	1,314,780
6,300	Home Depot, Inc.	983,430
3,920	Lowe’s Cos., Inc.	332,730
10,060	Ross Stores, Inc.	653,900
11,240	TJX Cos., Inc. (The)	883,913
		4,168,753
	Technology Hardware, Storage & Peripherals — 1.3%
21,920	NetApp, Inc.	873,512
	Thrifts & Mortgage Finance — 1.2%
26,280	Flagstar Bancorp, Inc.[2]	768,427
	Wireless Telecommunication Services — 1.7%
19,380	Telephone & Data Systems, Inc.	532,175
15,100	United States Cellular Corp.[2]	591,618
		1,123,793
	TOTAL COMMON STOCKS (Cost $62,686,856)	83,622,417
See Notes to Financial Statements.
102

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.7%
$454,924
With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $454,927, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $450,000, coupon rate of 3.125%, due 2/15/43, market value of $466,888)
		$ 454,924
	TOTAL REPURCHASE AGREEMENT (Cost $454,924)	454,924
TOTAL LONG INVESTMENTS (Cost $63,141,780)	127.8%	$ 84,077,341
Shares
COMMON STOCKS SOLD SHORT* — (27.7)%
	Aerospace & Defense — (2.5)%
(1,380)	General Dynamics Corp.	(267,430)
(1,000)	Lockheed Martin Corp.	(269,450)
(2,940)	Rockwell Collins, Inc.	(306,025)
(5,520)	Textron, Inc.	(257,563)
(900)	TransDigm Group, Inc.	(222,057)
(2,420)	United Technologies Corp.	(287,956)
		(1,610,481)
	Air Freight & Logistics — (1.2)%
(3,440)	CH Robinson Worldwide, Inc.	(250,088)
(1,320)	FedEx Corp.	(250,404)
(2,520)	United Parcel Service, Inc. - Class B	(270,799)
		(771,291)
	Banks — (1.4)%
(6,600)	Bank of the Ozarks, Inc.	(313,302)
(6,860)	Banner Corp.	(378,672)
(3,840)	Pinnacle Financial Partners, Inc.	(245,760)
		(937,734)
	Beverages — (0.8)%
(5,720)	Brown-Forman Corp. - Class B	(270,670)
(5,900)	Coca-Cola Co. (The)	(254,585)
		(525,255)
	Building Products — (0.4)%
(6,300)	Johnson Controls International PLC	(261,891)
	Chemicals — (1.2)%
(1,720)	Ecolab, Inc.	(222,035)
(2,180)	Praxair, Inc.	(272,456)
(3,740)	WR Grace & Co.	(260,753)
		(755,244)
	Commercial Services & Supplies — (0.8)%
(4,700)	Clean Harbors, Inc.[2]	(273,117)
(2,620)	Stericycle, Inc.[2]	(223,591)
		(496,708)
	Communications Equipment — (0.4)%
(2,380)	Harris Corp.	(266,298)
	Construction Materials — (0.3)%
(980)	Martin Marietta Materials, Inc.	(215,786)
	Containers & Packaging — (0.7)%
(3,520)	Ball Corp.	(270,653)
See Notes to Financial Statements.
103

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Containers & Packaging — (Continued)
(4,040)	International Paper Co.	$ (218,039)
		(488,692)
	Diversified Consumer Services — (0.4)%
(3,600)	Bright Horizons Family Solutions, Inc.[2]	(274,032)
	Electric Utilities — (0.3)%
(3,140)	American Electric Power Co., Inc.	(212,986)
	Electrical Equipment — (0.3)%
(1,100)	Acuity Brands, Inc.	(193,710)
	Equity Real Estate Investment Trusts — (1.9)%
(8,120)	Acadia Realty Trust	(236,130)
(1,900)	Federal Realty Investment Trust	(248,691)
(1,352)	Quality Care Properties, Inc.[2]	(23,457)
(3,360)	Realty Income Corp.	(196,056)
(3,000)	SL Green Realty Corp.	(314,790)
(3,500)	Ventas, Inc.	(224,035)
		(1,243,159)
	Food & Staples Retailing — (0.3)%
(1,800)	Casey’s General Stores, Inc.	(201,726)
	Health Care Equipment & Supplies — (0.7)%
(2,820)	DexCom, Inc.[2]	(219,847)
(2,020)	Zimmer Biomet Holdings, Inc.	(241,693)
		(461,540)
	Health Care Providers & Services — (0.6)%
(3,120)	Envision Healthcare Corp.[2]	(174,814)
(4,440)	Patterson Cos., Inc.	(197,535)
		(372,349)
	Hotels, Restaurants & Leisure — (0.7)%
(500)	Chipotle Mexican Grill, Inc.[2]	(237,235)
(2,300)	Jack in the Box, Inc.	(234,531)
		(471,766)
	Industrial Conglomerates — (0.8)%
(1,480)	3M Co.	(289,828)
(8,280)	General Electric Co.	(240,037)
		(529,865)
	Insurance — (2.7)%
(3,940)	American International Group, Inc.	(239,985)
(8,200)	Arthur J Gallagher & Co.	(457,642)
(280)	Markel Corp.[2]	(271,488)
(4,120)	Mercury General Corp.	(253,339)
(4,420)	RLI Corp.	(252,912)
(5,760)	Stewart Information Services Corp.	(273,255)
		(1,748,621)
	Leisure Equipment & Products — (0.3)%
(8,580)	Mattel, Inc.	(192,364)
	Life Sciences Tools & Services — (0.5)%
(1,800)	Illumina, Inc.[2]	(332,748)
	Machinery — (0.8)%
(5,380)	Flowserve Corp.	(273,680)
See Notes to Financial Statements.
104

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Machinery — (Continued)
(3,920)	PACCAR, Inc.	$ (261,582)
		(535,262)
	Media — (0.4)%
(6,460)	Sinclair Broadcast Group, Inc. - Class A	(254,847)
	Multi-Utilities — (0.9)%
(2,960)	Dominion Resources, Inc.	(229,193)
(3,380)	Sempra Energy	(382,007)
		(611,200)
	Oil, Gas & Consumable Fuels — (0.9)%
(3,540)	EQT Corp.	(205,816)
(2,800)	Exxon Mobil Corp.	(228,620)
(2,780)	Occidental Petroleum Corp.	(171,081)
		(605,517)
	Pharmaceuticals — (0.6)%
(970)	Allergan PLC	(236,544)
(2,167)	Perrigo Co. PLC	(160,228)
		(396,772)
	Professional Services — (0.4)%
(4,740)	Advisory Board Co. (The)[2]	(242,214)
	Real Estate Investment Trusts — (0.3)%
(9,060)	Kite Realty Group Trust	(184,462)
	Road & Rail — (1.5)%
(500)	AMERCO	(187,230)
(3,040)	Kansas City Southern	(273,813)
(3,020)	Old Dominion Freight Line, Inc.	(267,330)
(2,500)	Union Pacific Corp.	(279,900)
		(1,008,273)
	Semiconductors & Semiconductor Equipment — (0.7)%
(5,660)	Intel Corp.	(204,609)
(19,640)	Rambus, Inc.[2]	(245,893)
		(450,502)
	Specialty Retail — (0.7)%
(1,480)	Advance Auto Parts, Inc.	(210,367)
(5,280)	L Brands, Inc.	(278,837)
		(489,204)
	Textiles, Apparel & Luxury Goods — (0.3)%
(10,760)	Under Armour, Inc. - Class C2	(208,852)
	Thrifts & Mortgage Finance — (0.3)%
(15,640)	New York Community Bancorp, Inc.	(207,856)
	Trading Companies & Distributors — (0.3)%
(1,000)	WW Grainger, Inc.	(192,700)
See Notes to Financial Statements.
105

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Water Utilities — (0.4)%
(8,500)	Aqua America, Inc.	$ (281,265)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(19,088,581))		(18,233,172)
TOTAL SHORT INVESTMENTS (Proceeds $(19,088,581))	(27.7)%	$(18,233,172)
TOTAL INVESTMENTS (Cost $44,053,199)[3]	100.1%	$ 65,844,169
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(84,899)
NET ASSETS	100.0%	$ 65,759,270

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $22,961,778.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purpose was $44,098,162.
See Notes to Financial Statements.
106

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2017, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Banks	8.5%	$ 5,559,788
IT Services	7.1	4,639,664
Insurance	6.3	4,173,952
Specialty Retail	6.3	4,168,753
Health Care Providers & Services	5.9	3,891,929
Equity Real Estate Investment Trusts	5.7	3,753,659
Machinery	5.5	3,648,189
Pharmaceuticals	5.4	3,530,065
Software	5.0	3,273,433
Life Sciences Tools & Services	4.2	2,732,915
Commercial Services & Supplies	4.1	2,664,854
Beverages	3.5	2,329,638
Semiconductors & Semiconductor Equipment	3.3	2,159,500
Oil, Gas & Consumable Fuels	3.2	2,097,020
Electronic Equipment, Instruments & Components	3.0	1,986,072
Multi-Utilities	2.9	1,926,272
Capital Markets	2.9	1,879,616
Food Products	2.8	1,840,967
Food & Staples Retailing	2.8	1,832,063
Aerospace & Defense	2.8	1,826,287
Communications Equipment	2.6	1,710,450
Hotels, Restaurants & Leisure	2.5	1,660,300
Electric Utilities	2.5	1,640,657
Media	2.5	1,620,211
Chemicals	2.3	1,540,832
Energy Equipment & Services	2.1	1,400,678
Professional Services	2.1	1,375,822
Construction & Engineering	2.0	1,337,152
Wireless Telecommunication Services	1.7	1,123,793
Containers & Packaging	1.7	1,089,025
Industrial Conglomerates	1.5	965,190
Technology Hardware, Storage & Peripherals	1.3	873,512
Air Freight & Logistics	1.3	860,421
Airlines	1.2	794,568
Thrifts & Mortgage Finance	1.2	768,427
Road & Rail	1.1	710,944
Biotechnology	1.0	678,957
Diversified Financial Services	1.0	673,592
Real Estate Management & Development	1.0	663,663
Diversified Consumer Services	0.9	597,359
Automobiles	0.9	580,927
Health Care Equipment & Supplies	0.6	407,397
Multi-line Retail	0.5	340,303
Household Durables	0.4	293,601
Short Positions:
Real Estate Investment Trusts	(0.3)	(184,462)
Leisure Equipment & Products	(0.3)	(192,364)
Trading Companies & Distributors	(0.3)	(192,700)
Electrical Equipment	(0.3)	(193,710)
Food & Staples Retailing	(0.3)	(201,726)
Thrifts & Mortgage Finance	(0.3)	(207,856)
Textiles, Apparel & Luxury Goods	(0.3)	(208,852)
Electric Utilities	(0.3)	(212,986)
See Notes to Financial Statements.
107

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Construction Materials	(0.3)%	$ (215,786)
Professional Services	(0.4)	(242,214)
Media	(0.4)	(254,847)
Building Products	(0.4)	(261,891)
Communications Equipment	(0.4)	(266,298)
Diversified Consumer Services	(0.4)	(274,032)
Water Utilities	(0.4)	(281,265)
Life Sciences Tools & Services	(0.5)	(332,748)
Health Care Providers & Services	(0.6)	(372,349)
Pharmaceuticals	(0.6)	(396,772)
Semiconductors & Semiconductor Equipment	(0.7)	(450,502)
Health Care Equipment & Supplies	(0.7)	(461,540)
Hotels, Restaurants & Leisure	(0.7)	(471,766)
Containers & Packaging	(0.7)	(488,692)
Specialty Retail	(0.7)	(489,204)
Commercial Services & Supplies	(0.8)	(496,708)
Beverages	(0.8)	(525,255)
Industrial Conglomerates	(0.8)	(529,865)
Machinery	(0.8)	(535,262)
Oil, Gas & Consumable Fuels	(0.9)	(605,517)
Multi-Utilities	(0.9)	(611,200)
Chemicals	(1.2)	(755,244)
Air Freight & Logistics	(1.2)	(771,291)
Banks	(1.4)	(937,734)
Road & Rail	(1.5)	(1,008,273)
Equity Real Estate Investment Trusts	(1.9)	(1,243,159)
Aerospace & Defense	(2.5)	(1,610,481)
Insurance	(2.7)	(1,748,621)
TOTAL COMMON STOCKS	99.4%	$65,389,245
REPURCHASE AGREEMENT	0.7	454,924
TOTAL INVESTMENTS	100.1%	$65,844,169
See Notes to Financial Statements.
108

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS — 98.6%
	Alabama — 1.5%
$ 500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$ 156,960
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	374,810
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,224,069
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	555,655
		2,311,494
	Arizona — 2.5%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[2]	306,906
100,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	105,698
250,000	Glendale, AZ, Industrial Development Authority, Glencroft Retirement Community Project, Revenue Bonds, Refunding, 5.250% due 11/15/51	232,370
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	760,417
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[2]	251,483
330,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	334,620
700,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, Series A, 3.000% due 7/1/20[2]	692,034
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
100,000	5.750% due 7/1/24[2]	110,487
500,000	6.750% due 7/1/44[2]	565,575
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	501,515
		3,861,105
	California — 5.8%
350,000	Alameda, CA, Community Facilities District No.13-1, Special Tax, Alameda Landing Public Improvements, 5.000% due 9/1/42	374,504
455,000	Alhambra City, CA, Atherton Baptist Homes, Revenue Bonds, Series A, Prerefunded 1/1/20 @ 100, 7.500% due 1/1/30	519,173
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	265,885
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	381,287
500,000	5.000% due 6/1/46	523,405
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[2]	306,837
500,000	California State, School Financing Authority, Downtown College Prep Obligation Group, 5.000% due 6/1/51[2]	484,540
500,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	500,330
See Notes to Financial Statements.
109

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS — (Continued)
	California — (Continued)
	California State, Statewide Communities Development Authority, Beverly Community Hospital Association, Revenue Bonds:
$ 560,000	4.000% due 2/1/20	$ 585,105
270,000	4.000% due 2/1/21	284,513
240,000	4.000% due 2/1/23	255,326
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	283,798
750,000	California State, Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds, 5.000% due 12/1/41[2]	796,095
255,000	Corona-Norco, CA, Unified School District, Refunding, 5.000% due 9/1/24	294,359
1,000,000	Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, (AGMC Insured), 0.000% due 1/15/34[1]	498,960
	Palomar Pomerado, CA, General Obligation Unlimited, Series A, (AGC Insured):
1,000,000	0.000% due 8/1/29[1]	636,050
500,000	0.000% due 8/1/31[1]	289,480
325,000	San Francisco City & County, CA, Redevelopment Agency, Mission Bay Redevelopment Project, Series B, 5.000% due 8/1/33	369,307
570,000	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 1/15/22[1]	493,859
500,000	Saugus/Hart, CA, School Facilities Financing Authority, Special Tax, Refunding, 5.000% due 9/1/24	576,095
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	184,658
		8,903,566
	Colorado — 5.4%
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	507,335
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	508,825
500,000	Big Dry Creek, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	499,975
300,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	308,832
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, Series A, 5.250% due 5/15/37	734,538
650,000	Colorado State, Health Facilities Authority, Refunding, Series A, 5.000% due 6/1/45	676,286
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, 5.625% due 6/1/43	174,426
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, 1.715% due 9/1/39[3]	150,060
750,000	Forest Trace, CO, Metropolitan District No. 3, Limited Tax, General Obligation Unlimited, Series A, 5.000% due 12/1/46	716,970
500,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	507,780
750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	734,325
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Subseries B, 7.750% due 12/15/46[4]	461,155
345,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited, 3.250% due 12/1/20	340,650
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	773,662
See Notes to Financial Statements.
110

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS — (Continued)
	Colorado — (Continued)
$ 750,000	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding, 5.000% due 12/1/30	$ 772,403
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, 6.750% due 11/1/38[4]	488,990
		8,356,212
	Connecticut — 1.4%
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	399,313
750,000	Hamden, CT, Facilities Revenue Bonds, Series A, 7.750% due 1/1/43	770,362
1,000,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	1,009,220
		2,178,895
	District Of Columbia — 1.9%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds, Series A:
500,000	5.000% due 6/1/36	519,980
600,000	5.000% due 6/1/46	618,096
7,500,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	1,043,925
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	713,020
		2,895,021
	Florida — 5.5%
150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A, 3.000% due 5/1/20	156,429
200,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	221,006
500,000	Florida State Higher Educational Facilities Financial Authority, Nova Southeastern University Project, 5.000% due 4/1/33	550,610
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	303,822
500,000	Miami, FL, World Center Community Development District, Special Assessment, 5.125% due 11/1/39	504,245
	Orange County, FL, Health Facilities Authority Revenue:
150,000	4.000% due 8/1/19	156,547
750,000	5.000% due 8/1/40	784,530
875,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	935,104
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
295,000	5.000% due 5/15/20	324,509
55,000	5.000% due 5/15/25	64,936
150,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 4.000% due 12/1/18	156,003
200,000	Pompano Beach, FL, John Knox Project, Revenue Bonds, 4.000% due 9/1/19	210,732
500,000	Seminole Tribe, FL, Special Obligation Revenue, Series A, 5.250% due 10/1/27[2]	505,485
	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1:
325,000	5.000% due 3/1/20[2]	349,372
500,000	5.000% due 3/1/30[2]	540,100
See Notes to Financial Statements.
111

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS — (Continued)
	Florida — (Continued)
$ 460,000	Tallahassee, FL, Health Facilities Revenue, Tallahassee Memorial Healthcare Project, Series A, 5.000% due 12/1/41	$ 489,707
1,000,000	Tampa, FL, Revenue Bonds, Refunding, University of Tampa Project,, 5.000% due 4/1/40	1,091,430
200,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36[4]	197,014
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
500,000	3.750% due 5/1/31	467,125
500,000	4.125% due 5/1/37	460,050
		8,468,756
	Georgia — 0.6%
500,000	DeKalb County, GA, Hospital Authority, DeKalb Medical Center, Inc. Project, Revenue Bonds, 6.000% due 9/1/30	548,780
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[5]	337,977
		886,757
	Illinois — 15.2%
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series A3, 1.730% due 3/1/36[3]	478,010
250,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, 7.000% due 12/1/44	241,122
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	407,205
500,000	Chicago, IL, General Obligation Unlimited, Refunding, Series A, 6.000% due 1/1/38	522,715
250,000	Chicago, IL, Wastewater Transmission Revenue, (NPFG Insured), 5.500% due 1/1/20	273,427
500,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Series C, 5.000% due 1/1/22	556,445
	Chicago, IL, Waterworks Revenue, Revenue Bonds:
200,000	5.000% due 11/1/24	223,738
375,000	5.000% due 11/1/30	410,171
150,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, (AGMC Insured), 5.000% due 11/1/17	152,928
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	521,745
500,000	Cook County, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 11/15/31	554,845
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	408,456
795,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series A, 5.000% due 5/1/25	926,326
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, 2.038% due 5/1/36[3]	150,276
255,000	Illinois State Finance Authority, Revenue Bonds, Refunding, 3.000% due 5/15/20	256,673
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	167,213
500,000	Illinois State Finance Authority, Revenue Bonds, Refunding, OSF Healthcare System, Series A, 5.000% due 11/15/45	540,775
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	331,815
1,000,000	4.125% due 11/15/37	993,130
See Notes to Financial Statements.
112

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS — (Continued)
	Illinois — (Continued)
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
$1,000,000	5.000% due 2/15/31	$ 1,078,660
1,000,000	4.125% due 8/15/37	982,390
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	527,030
395,000	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds, 5.750% due 10/1/21	422,765
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	537,650
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	234,365
500,000	5.000% due 7/1/47	449,820
500,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	537,670
975,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	1,022,395
1,000,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, (AGMC Insured), 5.250% due 6/15/31	1,095,670
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	577,735
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	510,555
1,500,000	4.000% due 6/1/32	1,346,745
1,000,000	5.000% due 2/1/39	998,610
200,000	5.000% due 1/1/41	199,436
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, (AGMC Insured), 0.000% due 6/15/27[1]	336,025
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,177,740
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	508,030
500,000	Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 12/15/31[1]	263,745
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	520,320
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,017,270
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	492,235
500,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	497,115
		23,450,991
	Indiana — 1.2%
500,000	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A, 5.000% due 6/1/32	504,585
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
95,000	5.750% due 11/15/28	102,393
120,000	6.500% due 11/15/33	132,332
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	327,387
350,000	5.000% due 4/1/28	370,710
See Notes to Financial Statements.
113

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS — (Continued)
	Indiana — (Continued)
$ 355,000	Vigo County, IN, Hospital Authority, Revenue Bonds, Prerefunded 9/1/17 @ 100, 5.500% due 9/1/27[2]	$ 360,531
		1,797,938
	Iowa — 0.6%
	Tobacco Settlement Authority, IA, Revenue Bonds, Series C:
445,000	5.375% due 6/1/38	444,982
500,000	5.625% due 6/1/46	499,990
		944,972
	Kansas — 0.2%
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	149,472
100,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	99,383
		248,855
	Kentucky — 1.7%
555,000	Ashland, KY, Medical Center Revenue, Refunding, Kings Daughters Medical Center Project, Series A, 5.000% due 2/1/30	598,540
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A:
100,000	5.000% due 7/1/17	100,575
100,000	6.000% due 7/1/53	111,707
1,500,000	Kentucky State Economic Development Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Project, 1.050% due 4/1/31[3]	1,500,000
110,000	Kentucky State, Economic Development Finance Authority, Baptist Healthcare System, Revenue Bonds, Series A, 5.375% due 8/15/24	115,290
150,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	168,954
		2,595,066
	Louisiana — 0.6%
900,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	916,452
	Maryland — 0.8%
750,000	Maryland State, Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/21	821,498
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[2]	483,720
		1,305,218
	Massachusetts — 0.7%
500,000	Massachusetts State, Development Finance Agency Revenue, Refunding, Suffolk University, 5.000% due 7/1/36	548,885
190,000	Massachusetts State, Development Finance Agency Revenue, Refunding, Umass Memorial Healthcare, Series I, 5.000% due 7/1/29	214,022
350,000	Massachusetts State, Development Finance Agency, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/43	378,388
		1,141,295
	Michigan — 2.9%
450,000	Detroit, MI, City School District, General Obligation Unlimited, Refunding, Series A, (AGMC Insured QSBLF), 5.250% due 5/1/32	528,637
See Notes to Financial Statements.
114

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS — (Continued)
	Michigan — (Continued)
$ 280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	$ 287,216
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	54,144
25,000	4.750% due 11/15/22	27,093
250,000	5.625% due 11/15/41	263,142
1,045,000	Michigan State Finance Authority, Detroit Water & Sewer Department, Revenue Bonds, Series C, (AGMC Insured), 5.000% due 7/1/35	1,157,902
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30[3]	195,796
	Michigan State Tobacco Settlement Finance Authority, Revenue Bonds, Series A:
1,000,000	6.000% due 6/1/34	978,000
1,090,000	6.000% due 6/1/48	1,022,780
		4,514,710
	Mississippi — 1.3%
2,000,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA, Inc. Project, Series B, 0.890% due 11/1/35[3]	2,000,000
	Missouri — 1.8%
490,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33[4]	509,365
500,000	Lees Summit, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.000% due 8/15/46	487,575
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	112,614
125,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	139,724
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	111,424
225,000	5.000% due 2/1/29	248,899
500,000	Move Rolla, MO, Transportation Development District, Sales Tax Revenue, Revenue Bonds, 4.500% due 6/1/36	509,705
580,000	St. Louis, MO, Airport Revenue, (NPFG Insured), 5.500% due 7/1/28	704,787
		2,824,093
	Nevada — 0.3%
	Las Vegas, NV, Sales Tax Increment Revenue:
140,000	2.750% due 6/15/21[2]	135,677
385,000	3.500% due 6/15/25[2]	366,585
		502,262
	New Jersey — 7.0%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	282,010
450,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 5.000% due 7/1/29	507,654
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, 2.520% due 3/1/28[3]	460,710
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,646,250
	New Jersey State Economic Development Authority, Revenue Bonds, Series A:
250,000	5.000% due 1/1/24	278,910
600,000	5.000% due 7/1/32	654,252
See Notes to Financial Statements.
115

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS — (Continued)
	New Jersey — (Continued)
$1,000,000	New Jersey State Educational Facilities Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/29	$ 1,123,910
400,000	New Jersey State Educational Facilities Authority, Revenue Bonds, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/34	452,420
500,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/34	559,650
200,000	New Jersey State Health Care Facilities Financing Authority, University Hospital, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 7/1/30	224,942
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/34[1]	439,330
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	517,030
285,000	New Jersey State Turnpike Authority, Revenue Bonds, 1.450% due 1/1/18[3]	284,906
1,000,000	New Jersey State Turnpike Authority, Revenue Bonds, Series E, 1.580% due 1/1/24[3]	1,000,560
95,000	New Jersey State, Economic Development Authority, Revenue Bonds, 5.000% due 6/1/21	101,880
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 11/1/26	226,448
750,000	5.000% due 11/1/32	824,752
250,000	5.000% due 11/1/33	273,708
		10,859,322
	New York — 4.6%
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	365,655
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E, 3.500% due 2/15/48	501,495
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F, 4.500% due 2/15/48	516,865
1,100,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Subseries E-3, (SPA: JP Morgan Chase Bank N.A.), 0.890% due 2/1/45[3]	1,100,000
800,000	New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1-C, (SPA: JP Morgan Chase Bank N.A.), 0.890% due 11/1/22[3]	800,000
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[2]	767,382
1,000,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	1,077,040
1,500,000	New York, NY, General Obligation Unlimited, Subseries L-5, (SPA : Bank of America), 0.880% due 4/1/35[3]	1,500,000
310,000	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds, 6.000% due 12/1/42	348,062
100,000	Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, Revenue Bonds, Series A, 144A, 5.000% due 12/1/23[2]	100,193
		7,076,692
	North Carolina — 1.0%
500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	534,115
250,000	North Carolina State, Medical Care Commission, Health Care Facilities, Revenue Bonds, Refunding, 5.000% due 10/1/25	269,208
150,000	North Carolina State, Medical Care Commission, Health System Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/34[5]	173,340
See Notes to Financial Statements.
116

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS — (Continued)
	North Carolina — (Continued)
$ 500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/31	$ 520,885
		1,497,548
	Ohio — 5.6%
	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2:
1,205,000	6.500% due 6/1/47	1,208,278
500,000	5.875% due 6/1/47	480,625
25,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-3, 6.250% due 6/1/37	24,975
230,000	Cleveland, OH, Airport System Revenue, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 1/1/29	261,317
250,000	Cleveland, OH, Airport System Revenue, Revenue Bonds, Series B, (AGMC Insured), 5.000% due 1/1/23	287,435
700,000	Hamilton County, OH, Healthcare Revenue, Refunding and Improvement, Life Enriching Communities Project, Revenue Bonds, Refunding, 5.000% due 1/1/51	724,353
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	846,687
	Muskingum County, OH, Hospital Facilities, Genesis Healthcare Systems Project, Revenue Bonds:
280,000	5.000% due 2/15/19	292,614
1,000,000	5.000% due 2/15/44	1,038,120
1,100,000	Ohio State, Air Quality Development Authority, Pollution Control, Revenue Bonds, Refunding, Series C, 5.625% due 6/1/18	1,065,713
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
690,000	5.000% due 12/1/19	732,966
300,000	5.750% due 12/1/32	327,411
500,000	6.000% due 12/1/42	547,805
800,000	Warren County, OH, Health Care Facilities, Otterbein Homes, Revenue Bonds, Series A, 5.000% due 7/1/32	891,448
		8,729,747
	Oklahoma — 0.4%
500,000	Comanche County, OK, Hospital Authority Revenue, Refunding, 5.000% due 7/1/27	522,325
110,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[2,4]	125,631
		647,956
	Oregon — 0.4%
50,000	Oregon State, Facilities Authority, Revenue Bonds, Series C, 1.920% due 10/1/22[3]	50,002
	Yamhill County, OR, Hospital Authority, Revenue Bonds, Refunding, Series A:
250,000	5.000% due 11/15/46	252,073
275,000	5.000% due 11/15/51	271,419
		573,494
	Pennsylvania — 4.0%
400,000	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 6.000% due 6/1/36	403,288
620,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, Refunding, 5.000% due 1/1/32	671,175
450,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	476,095
175,000	East Hempfield Township, PA, Industrial Development Authority, Revenue Bonds, Refunding, 5.000% due 12/1/26	204,311
See Notes to Financial Statements.
117

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS — (Continued)
	Pennsylvania — (Continued)
$ 235,000	Lancaster County, PA, Hospital Authority, Revenue Bonds, Refunding, 5.000% due 7/1/30	$ 251,429
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	117,937
500,000	5.000% due 11/15/36	539,760
100,000	5.000% due 12/1/46	104,911
	Pennsylvania State, Higher Educational Facilities Authority, Revenue Bonds, Prerefunded 7/1/20 @ 100:
1,080,000	5.800% due 7/1/30	1,230,304
650,000	6.000% due 7/1/43	744,490
500,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, 5.000% due 7/1/31	523,845
545,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, Refunding, Series A, 5.000% due 7/1/25	604,296
245,000	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Temple University Health Systems, Revenue Bonds, Series B, 5.000% due 7/1/17	245,774
		6,117,615
	Puerto Rico — 5.7%
50,000	Commonwealth of Puerto Rico, General Obligation Unlimited, (AGC Insured), 5.000% due 7/1/34	50,063
135,000	Commonwealth of Puerto Rico, General Obligation Unlimited, (NPFG Insured), 5.250% due 7/1/17	135,767
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,030
90,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (NPFG Insured), 0.000% due 7/1/18[1]	85,784
20,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (AGC Insured), 5.000% due 7/1/17	20,134
150,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/35	156,870
135,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Series A-4, (AGMC Insured), 5.250% due 7/1/30	142,596
1,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, 5.250% due 7/1/42	789,980
1,150,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, (AGC Insured), 5.125% due 7/1/47	1,168,883
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,085
	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured):
610,000	3.625% due 7/1/23	600,850
50,000	3.650% due 7/1/24	48,947
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	50,563
100,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGC Insured), 4.250% due 7/1/27	100,145
125,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series V, (NPFG Insured), 5.250% due 7/1/35	129,756
265,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series VV, (NPFG Insured), 5.250% due 7/1/30	278,645
160,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	160,045
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	50,562
90,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series SS, (NPFG Insured), 5.000% due 7/1/24	91,012
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, 5.000% due 7/1/22	35,563
See Notes to Financial Statements.
118

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS — (Continued)
	Puerto Rico — (Continued)
$1,250,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series UU, (AGMC Insured), 1.289% due 7/1/29[3]	$ 994,650
150,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series VV, (NPFG Insured), 5.250% due 7/1/29	158,142
1,000,000	Puerto Rico Highway & Transportation Authority, Revenue Bonds, Series K, 5.000% due 7/1/30	265,000
500,000	Puerto Rico Highway & Transportation Authority, Revenue Bonds, Series M, 5.000% due 7/1/37	132,500
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A:
250,000	5.000% due 7/1/18	256,217
750,000	6.000% due 7/1/33	763,470
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	243,352
435,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	385,819
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 10/1/20	512,780
1,475,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, (NPFG Insured), 0.000% due 8/1/41[1]	370,240
	University of Puerto Rico, Revenue Bonds, Refunding, Series P:
110,000	5.000% due 6/1/17[4]	107,502
365,000	5.000% due 6/1/19[4]	191,034
50,000	5.000% due 6/1/20[4]	25,351
65,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	65,062
	University of Puerto Rico, Revenue Bonds, Series Q:
15,000	5.000% due 6/1/17[4]	14,659
145,000	5.000% due 6/1/19[4]	75,890
75,000	5.000% due 6/1/25[4]	36,056
210,000	5.000% due 6/1/30[4]	99,437
30,000	5.000% due 6/1/36[4]	14,143
		8,867,584
	Rhode Island — 1.4%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	974,646
750,000	5.000% due 9/1/36	796,522
400,000	Rhode Island State, Commerce Corp., Airports Revenue, Revenue Bonds, Series D, 5.000% due 7/1/28	463,736
		2,234,904
	South Carolina — 2.5%
1,786,324	Connector 2000 Association, Inc., Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	242,011
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	146,820
580,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC / FHA Insured), 4.000% due 7/1/36	619,556
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[2]	411,361
1,090,000	5.000% due 10/1/41[2]	1,057,802
600,000	5.625% due 5/1/42	579,624
See Notes to Financial Statements.
119

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS — (Continued)
	South Carolina — (Continued)
$ 500,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/50	$ 529,645
325,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/39	346,086
		3,932,905
	Texas — 8.4%
645,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	670,890
250,000	Brazoria County, TX, Health Facilities Development Corp., Revenue Bonds, 5.250% due 7/1/32	261,750
360,000	Fort Bend County, TX, Industrial Development Corp., NGR Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	367,038
250,000	Gregg County, TX, Health Facilities Development Corp., Revenue Bonds, Series C, 5.000% due 7/1/32[4]	257,093
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,547,629
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	152,808
500,000	Harrison County, TX, Health Facilities Development Corp., Good Shepard Health System, Revenue Bonds, 5.250% due 7/1/28[4]	514,225
800,000	Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Revenue Bonds, Series A, 1.150% due 1/1/20[3]	800,000
250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A, 5.000% due 4/1/47	261,467
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
500,000	5.000% due 4/1/29	536,845
600,000	5.000% due 4/1/30	645,876
1,200,000	New Hope Cultural Education Facilities Finance Corp., TX, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/36[2]	1,202,208
	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding:
400,000	5.000% due 11/1/22	448,820
750,000	5.000% due 11/15/36	765,975
200,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.500% due 11/15/46	185,582
880,000	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A, 5.000% due 4/1/48	926,561
1,375,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding, 5.000% due 5/15/45	1,353,756
615,000	Texas State, Public Finance Authority, Revenue Bonds, (BAM Insured), 4.000% due 5/1/33	623,838
1,000,000	Texas State, Turnpike Authority Central, Turnpike System Revenue, Revenue Bonds, Unrefunded, (AMBAC Insured), 0.000% due 8/15/28[1]	688,800
600,000	Tyler, TX, Health Facilities Development Corp., Refunding and Improvement East Texas Medical Center, Revenue Bonds, 5.250% due 11/1/27	578,826
250,000	Wood County, TX, Central Hospital District, East Texas Medical Center, Revenue Bonds,, 6.000% due 11/1/41	254,233
		13,044,220
See Notes to Financial Statements.
120

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS — (Continued)
	Virginia — 1.0%
$1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[2]	$ 1,032,910
487,000	Peninsula Town Center, VA, Community Development Authority, Revenue Bonds, 6.350% due 9/1/28	488,943
		1,521,853
	Washington — 1.9%
100,000	Skagit County, WA, Public Hospital District No.1, Refunding, Series A, 5.000% due 12/1/19	106,992
750,000	Washington State, Health Care Facilities Authority, Central Washington Health Services Association, 5.000% due 7/1/39	791,640
1,000,000	Washington State, Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,040,140
375,000	Washington State, Health Care Facilities Authority, Series B-1, 1.920% due 1/1/35[3]	373,395
650,000	Washington State, Housing Finance Commission, Revenue Bonds, Series A, 7.000% due 7/1/45[2]	637,773
		2,949,940
	West Virginia — 0.2%
340,000	Pleasants County, WV, Pollution Control, Revenue Bonds, Refunding, Series F, 5.250% due 10/15/37	326,845
	Wisconsin — 2.6%
1,000,000	Public Finance Authority, WI, Revenue Bonds, 5.750% due 4/1/42	1,013,620
350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37	368,995
100,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24	105,028
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,180,914
2,350,000	Public Finance Authority, WI, Tax Allocation, Increment Finance Grant Revenue, 0.000% due 9/1/28[1]	1,422,314
		4,090,871
	TOTAL MUNICIPAL BONDS (Cost $155,240,743)	152,575,154
TOTAL INVESTMENTS (Cost $155,240,743)[6]	98.6%	$152,575,154
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4	2,153,411
NET ASSETS	100.0%	$154,728,565

[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers.
[3]	Floating Rate Bond. Rate shown is as of April 30, 2017.
[4]	Illiquid security.
[5]	When-issued security.
[6]	Aggregate cost for federal tax purpose was $155,240,743.

See Notes to Financial Statements.
121

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finanace Guarantee Corporation
QSBLF — Michigan Qualified School Bond Loan Fund
SPA — Stand-By Purchase Agreement
See Notes to Financial Statements.
122

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
STATE DIVERSIFICATION
On April 30, 2017, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Illinois	15.2%	$ 23,450,991
Texas	8.4	13,044,220
New Jersey	7.0	10,859,322
California	5.8	8,903,566
Puerto Rico	5.7	8,867,584
Ohio	5.6	8,729,747
Florida	5.5	8,468,756
Colorado	5.4	8,356,212
New York	4.6	7,076,692
Pennsylvania	4.0	6,117,615
Michigan	2.9	4,514,710
Wisconsin	2.6	4,090,871
South Carolina	2.5	3,932,905
Arizona	2.5	3,861,105
Washington	1.9	2,949,940
District of Columbia	1.9	2,895,021
Missouri	1.8	2,824,093
Kentucky	1.7	2,595,066
Alabama	1.5	2,311,494
Rhode Island	1.4	2,234,904
Connecticut	1.4	2,178,895
Mississippi	1.3	2,000,000
Indiana	1.2	1,797,938
Virginia	1.0	1,521,853
North Carolina	1.0	1,497,548
Maryland	0.8	1,305,218
Massachusetts	0.7	1,141,295
Iowa	0.6	944,972
Louisiana	0.6	916,452
Georgia	0.6	886,757
Oklahoma	0.4	647,956
Oregon	0.4	573,494
Nevada	0.3	502,262
West Virginia	0.2	326,845
Kansas	0.2	248,855
TOTAL MUNICIPAL BONDS	98.6%	$152,575,154
TOTAL INVESTMENTS	98.6%	$152,575,154
See Notes to Financial Statements.
123

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Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Airlines — 1.5%
2,785	Southwest Airlines Co.	$ 156,573
	Auto Components — 0.4%
1,954	Gentex Corp.	40,350
	Banks — 6.7%
4,491	Citizens Financial Group, Inc.	164,865
1,540	Comerica, Inc.	108,878
455	Cullen/Frost Bankers, Inc.	42,947
1,769	JPMorgan Chase & Co.	153,903
1,152	PNC Financial Services Group, Inc. (The)	137,952
2,407	Zions BanCorp	96,352
		704,897
	Beverages — 0.8%
791	PepsiCo, Inc.	89,604
	Biotechnology — 3.5%
606	Amgen, Inc.	98,972
500	Biogen, Inc.[1]	135,605
217	Bioverativ, Inc.[1]	12,762
974	Celgene Corp.[1]	120,824
		368,163
	Building Products — 2.6%
2,233	Fortune Brands Home & Security, Inc.	142,332
2,132	Owens Corning	129,732
		272,064
	Capital Markets — 4.3%
3,168	Bank of New York Mellon Corp. (The)	149,086
1,187	CME Group, Inc.	137,917
1,072	State Street Corp.	89,941
1,856	TD Ameritrade Holding Corp.	71,029
		447,973
	Chemicals — 1.3%
977	Celanese Corp. - Class A	85,038
485	Scotts Miracle-Gro Co. (The)	46,851
		131,889
	Commercial Services & Supplies — 1.4%
1,772	Avery Dennison Corp.	147,448
	Communications Equipment — 2.5%
4,165	Cisco Systems, Inc.	141,902
948	F5 Networks, Inc.[1]	122,415
		264,317
	Diversified Telecommunication Services — 2.2%
5,680	CenturyLink, Inc.[2]	145,806
2,500	Zayo Group Holdings, Inc.[1]	87,675
		233,481
	Electric Utilities — 1.6%
1,063	Exelon Corp.	36,812
2,873	Xcel Energy, Inc.	129,428
		166,240
	Electronic Equipment, Instruments & Components — 1.2%
3,263	Avnet, Inc.	126,245
See Notes to Financial Statements.
124

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Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 2.5%
2,529	Halliburton Co.	$ 116,031
4,088	National Oilwell Varco, Inc.	142,957
		258,988
	Equity Real Estate Investment Trusts — 1.8%
3,486	Brixmor Property Group, Inc.	68,848
2,984	Liberty Property Trust	121,061
		189,909
	Food & Staples Retailing — 1.3%
1,761	Wal-Mart Stores, Inc.	132,392
	Food Products — 4.4%
1,204	Archer-Daniels-Midland Co.	55,083
1,693	Bunge, Ltd.	133,798
839	General Mills, Inc.	48,251
1,042	Ingredion, Inc.	129,020
2,280	Lamb Weston Holdings, Inc.	95,190
		461,342
	Health Care Providers & Services — 6.1%
1,045	Aetna, Inc.	141,148
788	Anthem, Inc.	140,177
1,489	HCA Holdings, Inc.[1]	125,389
418	Humana, Inc.	92,788
1,058	McKesson Corp.	146,311
		645,813
	Hotels, Restaurants & Leisure — 1.3%
1,412	Wyndham Worldwide Corp.	134,578
	Household Durables — 0.5%
1,031	Newell Brands, Inc.	49,220
	Household Products — 2.2%
796	Kimberly-Clark Corp.	103,281
1,448	Procter & Gamble Co. (The)	126,454
		229,735
	Independent Power Producers & Energy Traders — 0.8%
7,665	AES Corp.	86,691
	Industrial Conglomerates — 0.3%
279	Honeywell International, Inc.	36,588
	Insurance — 4.3%
2,376	First American Financial Corp.	103,142
1,325	Marsh & McLennan Cos., Inc.	98,222
2,014	Principal Financial Group, Inc.	131,172
1,200	Progressive Corp. (The)	47,664
593	Travelers Cos., Inc. (The)	72,145
		452,345
	IT Services — 3.6%
946	Accenture PLC - Class A	114,750
2,272	Cognizant Technology Solutions Corp. - Class A1	136,843
2,667	PayPal Holdings, Inc.[1]	127,269
		378,862
	Life Sciences Tools & Services — 3.6%
938	Agilent Technologies, Inc.	51,637
See Notes to Financial Statements.
125

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Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — (Continued)
870	Quintiles IMS Holdings, Inc.[1]	$ 73,324
684	Thermo Fisher Scientific, Inc.	113,086
804	Waters Corp.[1]	136,591
		374,638
	Machinery — 3.4%
830	Cummins, Inc.	125,280
1,570	Ingersoll-Rand PLC	139,337
718	Stanley Black & Decker, Inc.	97,756
		362,373
	Media — 2.1%
1,177	Scripps Networks Interactive, Inc. - Class A	87,946
1,360	Time Warner, Inc.	135,007
		222,953
	Multi-line Retail — 0.7%
2,418	Macy’s, Inc.	70,654
	Multi-Utilities — 1.1%
2,209	Ameren Corp.	120,810
	Oil, Gas & Consumable Fuels — 2.9%
4,706	Marathon Oil Corp.	69,978
2,211	Marathon Petroleum Corp.	112,629
1,818	Valero Energy Corp.	117,461
		300,068
	Paper & Forest Products — 1.0%
2,054	International Paper Co.	110,854
	Pharmaceuticals — 2.1%
830	Johnson & Johnson	102,480
1,870	Merck & Co., Inc.	116,557
		219,037
	Professional Services — 1.0%
1,029	Manpowergroup, Inc.	103,908
	Real Estate Management & Development — 1.9%
4,191	CBRE Group, Inc. - Class A1	150,080
1,550	Realogy Holdings Corp.	47,352
		197,432
	Semiconductors & Semiconductor Equipment — 2.7%
557	Lam Research Corp.	80,682
203	Marvell Technology Group, Ltd.	3,049
1,931	NVIDIA Corp.	201,403
		285,134
	Software — 9.1%
4,082	CA, Inc.	134,012
1,535	Citrix Systems, Inc.[1]	124,243
1,915	Dell Technologies, Inc. - Class V1	128,516
2,824	Fortinet, Inc.[1]	110,136
2,207	Oracle Corp.	99,227
1,936	Synopsys, Inc.[1]	142,683
2,261	VMware, Inc. - Class A1,2	212,805
		951,622
See Notes to Financial Statements.
126

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Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 5.1%
3,077	Dick’s Sporting Goods, Inc.	$ 155,543
1,533	Foot Locker, Inc.	118,562
1,749	Lowe’s Cos., Inc.	148,455
1,720	Ross Stores, Inc.	111,800
		534,360
	Technology Hardware, Storage & Peripherals — 3.0%
1,092	Apple, Inc.	156,866
2,587	HP, Inc.	48,687
3,770	Teradata Corp.[1]	110,009
		315,562
	Textiles, Apparel & Luxury Goods — 0.6%
600	PVH Corp.	60,618
	TOTAL COMMON STOCKS (Cost $9,105,268)	10,435,730
Face Amount
REPURCHASE AGREEMENT* — 1.2%
$128,697	With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $128,698, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $130,000, coupon rate of 3.000%, due 11/15/44, market value of $132,647)	128,697
	TOTAL REPURCHASE AGREEMENT (Cost $128,697)	128,697
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.5%
368,141	State Street Navigator Securities Lending Government Money Market Portfolio	368,141
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $368,141)	368,141
TOTAL INVESTMENTS (Cost $9,602,106)[3]	104.1%	$10,932,568
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.1)	(429,041)
NET ASSETS	100.0%	$10,503,527

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purpose was $9,615,092.
See Notes to Financial Statements.
127

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Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2017, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	9.1%	$ 951,622
Banks	6.7	704,897
Health Care Providers & Services	6.1	645,813
Specialty Retail	5.1	534,360
Food Products	4.4	461,342
Insurance	4.3	452,345
Capital Markets	4.3	447,973
IT Services	3.6	378,862
Life Sciences Tools & Services	3.6	374,638
Biotechnology	3.5	368,163
Machinery	3.4	362,373
Technology Hardware, Storage & Peripherals	3.0	315,562
Oil, Gas & Consumable Fuels	2.9	300,068
Semiconductors & Semiconductor Equipment	2.7	285,134
Building Products	2.6	272,064
Communications Equipment	2.5	264,317
Energy Equipment & Services	2.5	258,988
Diversified Telecommunication Services	2.2	233,481
Household Products	2.2	229,735
Media	2.1	222,953
Pharmaceuticals	2.1	219,037
Real Estate Management & Development	1.9	197,432
Equity Real Estate Investment Trusts	1.8	189,909
Electric Utilities	1.6	166,240
Airlines	1.5	156,573
Commercial Services & Supplies	1.4	147,448
Hotels, Restaurants & Leisure	1.3	134,578
Food & Staples Retailing	1.3	132,392
Chemicals	1.3	131,889
Electronic Equipment, Instruments & Components	1.2	126,245
Multi-Utilities	1.1	120,810
Paper & Forest Products	1.0	110,854
Professional Services	1.0	103,908
Beverages	0.8	89,604
Independent Power Producers & Energy Traders	0.8	86,691
Multi-line Retail	0.7	70,654
Textiles, Apparel & Luxury Goods	0.6	60,618
Household Durables	0.5	49,220
Auto Components	0.4	40,350
Industrial Conglomerates	0.3	36,588
TOTAL COMMON STOCKS	99.4%	$10,435,730
REPURCHASE AGREEMENT	1.2	128,697
INVESTMENT OF SECURITY LENDING COLLATERAL	3.5	368,141
TOTAL INVESTMENTS	104.1%	$10,932,568
See Notes to Financial Statements.
128

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Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Airlines — 1.7%
1,879	Alaska Air Group, Inc.	$ 159,884
	Auto Components — 1.2%
795	Lear Corp.	113,415
	Banks — 6.7%
1,374	Comerica, Inc.	97,142
6,587	Fifth Third Bancorp	160,920
1,991	JPMorgan Chase & Co.	173,217
1,443	PNC Financial Services Group, Inc. (The)	172,799
		604,078
	Beverages — 1.3%
450	Dr Pepper Snapple Group, Inc.	41,242
700	PepsiCo, Inc.	79,296
		120,538
	Biotechnology — 1.7%
329	Bioverativ, Inc.[1]	19,348
730	Celgene Corp.[1]	90,557
364	United Therapeutics Corp.[1]	45,755
		155,660
	Capital Markets — 4.2%
1,956	MSCI, Inc.	196,226
500	State Street Corp.	41,950
3,636	TD Ameritrade Holding Corp.	139,150
		377,326
	Chemicals — 1.3%
488	LyondellBasell Industries N.V. - Class A	41,363
229	Sherwin-Williams Co. (The)	76,642
		118,005
	Commercial Services & Supplies — 2.3%
2,520	Avery Dennison Corp.	209,689
	Communications Equipment — 2.8%
5,623	Cisco Systems, Inc.	191,575
460	F5 Networks, Inc.[1]	59,400
		250,975
	Diversified Telecommunication Services — 1.9%
6,753	CenturyLink, Inc.[2]	173,350
	Electric Utilities — 1.6%
3,250	Xcel Energy, Inc.	146,412
	Equity Real Estate Investment Trusts — 2.9%
6,646	Brixmor Property Group, Inc.	131,259
3,171	Liberty Property Trust	128,647
		259,906
	Food & Staples Retailing — 2.3%
670	SYSCO Corp.	35,423
1,465	Walgreens Boots Alliance, Inc.	126,781
593	Wal-Mart Stores, Inc.	44,582
		206,786
	Food Products — 3.2%
651	Ingredion, Inc.	80,607
See Notes to Financial Statements.
129

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Food Products — (Continued)
3,238	Tyson Foods, Inc. - Class A	$ 208,074
		288,681
	Gas Utilities — 0.8%
1,545	UGI Corp.	77,497
	Health Care Providers & Services — 5.8%
1,611	Aetna, Inc.	217,598
649	Anthem, Inc.	115,451
1,374	McKesson Corp.	190,010
		523,059
	Hotels, Restaurants & Leisure — 1.4%
1,299	Wyndham Worldwide Corp.	123,808
	Household Durables — 0.4%
212	Snap-on, Inc.	35,516
	Household Products — 2.0%
2,070	Procter & Gamble Co. (The)	180,773
	Independent Power Producers & Energy Traders — 0.6%
4,709	AES Corp.	53,259
	Industrial Conglomerates — 0.7%
515	Honeywell International, Inc.	67,537
	Insurance — 4.4%
1,979	Principal Financial Group, Inc.	128,892
1,080	Travelers Cos., Inc. (The)	131,393
3,031	Unum Group	140,426
		400,711
	Internet Software & Services — 2.8%
6,835	eBay, Inc.[1]	228,357
170	Facebook, Inc. - Class A1	25,543
		253,900
	IT Services — 3.3%
2,150	Amdocs, Ltd.	131,666
135	DXC Technology Co.[1]	10,171
557	Mastercard, Inc. - Class A	64,790
1,940	PayPal Holdings, Inc.[1]	92,577
		299,204
	Life Sciences Tools & Services — 3.6%
526	Thermo Fisher Scientific, Inc.	86,964
1,389	Waters Corp.[1]	235,977
		322,941
	Machinery — 5.3%
1,381	Cummins, Inc.	208,448
2,275	Ingersoll-Rand PLC	201,906
499	Stanley Black & Decker, Inc.	67,939
		478,293
	Media — 2.3%
1,528	Omnicom Group, Inc.	125,479
516	Scripps Networks Interactive, Inc. - Class A	38,556
367	Walt Disney Co. (The)	42,425
		206,460
See Notes to Financial Statements.
130

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-Utilities — 0.9%
1,924	CMS Energy Corp.	$ 87,350
	Oil, Gas & Consumable Fuels — 5.1%
1,260	Chevron Corp.	134,442
1,695	Tesoro Corp.	135,108
2,970	Valero Energy Corp.	191,892
		461,442
	Pharmaceuticals — 4.8%
1,228	Johnson & Johnson	151,621
2,930	Merck & Co., Inc.	182,627
2,909	Pfizer, Inc.	98,673
		432,921
	Professional Services — 0.7%
614	Manpowergroup, Inc.	62,002
	Real Estate Management & Development — 1.0%
1,281	CBRE Group, Inc. - Class A1	45,873
1,400	Realogy Holdings Corp.	42,770
		88,643
	Semiconductors & Semiconductor Equipment — 2.0%
2,282	Texas Instruments, Inc.	180,689
	Software — 6.4%
4,682	CA, Inc.	153,710
4,758	Oracle Corp.	213,919
2,851	Synopsys, Inc.[1]	210,119
		577,748
	Specialty Retail — 5.2%
2,467	Foot Locker, Inc.	190,798
1,828	Lowe’s Cos., Inc.	155,160
1,996	Ross Stores, Inc.	129,740
		475,698
	Technology Hardware, Storage & Peripherals — 4.4%
1,525	Apple, Inc.	219,066
1,582	Hewlett Packard Enterprise Co.	29,473
5,041	Teradata Corp.[1]	147,096
		395,635
	Textiles, Apparel & Luxury Goods — 0.4%
328	PVH Corp.	33,137
	TOTAL COMMON STOCKS (Cost $7,931,270)	9,002,928
Face Amount
REPURCHASE AGREEMENT* — 1.3%
$118,950	With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $118,950, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $120,000, coupon rate of 3.000%, due 11/15/44, market value of $122,443)	118,950
	TOTAL REPURCHASE AGREEMENT (Cost $118,949)	118,950
See Notes to Financial Statements.
131

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Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.0%
178,955	State Street Navigator Securities Lending Government Money Market Portfolio	$ 178,955
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $178,955)		178,955
TOTAL INVESTMENTS (Cost $8,229,174)[3]	102.7%	$9,300,833
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.7)	(242,618)
NET ASSETS	100.0%	$9,058,215

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purpose was $8,244,527.
See Notes to Financial Statements.
132

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2017, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	6.7%	$ 604,078
Software	6.4	577,748
Health Care Providers & Services	5.8	523,059
Machinery	5.3	478,293
Specialty Retail	5.2	475,698
Oil, Gas & Consumable Fuels	5.1	461,442
Pharmaceuticals	4.8	432,921
Insurance	4.4	400,711
Technology Hardware, Storage & Peripherals	4.4	395,635
Capital Markets	4.2	377,326
Life Sciences Tools & Services	3.6	322,941
IT Services	3.3	299,204
Food Products	3.2	288,681
Equity Real Estate Investment Trusts	2.9	259,906
Internet Software & Services	2.8	253,900
Communications Equipment	2.8	250,975
Commercial Services & Supplies	2.3	209,689
Food & Staples Retailing	2.3	206,786
Media	2.3	206,460
Household Products	2.0	180,773
Semiconductors & Semiconductor Equipment	2.0	180,689
Diversified Telecommunication Services	1.9	173,350
Airlines	1.7	159,884
Biotechnology	1.7	155,660
Electric Utilities	1.6	146,412
Hotels, Restaurants & Leisure	1.4	123,808
Beverages	1.3	120,538
Chemicals	1.3	118,005
Auto Components	1.2	113,415
Real Estate Management & Development	1.0	88,643
Multi-Utilities	0.9	87,350
Gas Utilities	0.8	77,497
Industrial Conglomerates	0.7	67,537
Professional Services	0.7	62,002
Independent Power Producers & Energy Traders	0.6	53,259
Household Durables	0.4	35,516
Textiles, Apparel & Luxury Goods	0.4	33,137
TOTAL COMMON STOCKS	99.4%	$9,002,928
REPURCHASE AGREEMENT	1.3	118,950
INVESTMENT OF SECURITY LENDING COLLATERAL	2.0	178,955
TOTAL INVESTMENTS	102.7%	$9,300,833
See Notes to Financial Statements.
133

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 3.8%
	Financial — 1.3%
$100,000	Bank of America Corp., 5.490% due 3/15/19	$ 105,502
300,000	Goldman Sachs Group, Inc., 7.500% due 2/15/19	328,457
		433,959
	Oil & Gas — 1.7%
200,000	Apache Corp., 6.900% due 9/15/18	213,026
300,000	Valero Energy Corp., 9.375% due 3/15/19	339,613
		552,639
	Retailers — 0.8%
250,000	Best Buy Co., Inc., 5.000% due 8/1/18	259,414
	TOTAL CORPORATE NOTES (Cost $1,250,802)	1,246,012
MUNICIPAL BONDS* — 90.3%
	Alabama — 2.4%
250,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	279,912
250,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	269,750
215,000	Madison, AL, General Obligation Unlimited, Prerefunded 2/1/19 @ 100, 5.125% due 2/1/36	230,362
		780,024
	Alaska — 3.7%
300,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	333,834
500,000	North Slope Boro, AK, General Obligation Unlimited, Series B, 5.000% due 6/30/20	555,655
310,000	North Slope Boro, AK, General Obligation Unlimited, Unrefunded, Series A, (NPFG Insured), 5.000% due 6/30/17	312,232
		1,201,721
	Arizona — 0.6%
200,000	Maricopa County, AZ, Unified School District No. 97, Deer Valley, General Obligation Unlimited, Series A, 2.000% due 7/1/17	200,378
	California — 1.4%
400,000	California State, General Obligation Unlimited, Refunding, 5.000% due 8/1/20	448,396
	Colorado — 3.4%
200,000	Ignacio, CO, School District 11JT, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/17	203,502
250,000	Trinidad, CO, School District No. 1, General Obligation Unlimited, Refunding, (State Aid Withholding), 4.000% due 12/1/18	261,075
150,000	Weld County, CO, Reorganized School District No. RE-8, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/20	164,405
480,000	Western State, CO, University Auxiliary Facilities Revenue, Revenue Bonds, Refunding, (State Aid Intercept), 2.000% due 5/15/17	480,235
		1,109,217
See Notes to Financial Statements.
134

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Delaware — 0.7%
$205,000	Delaware State, Transportation Authority, Grant Anticipation Bonds, Revenue Bonds, 5.000% due 3/1/19	$ 219,705
	District Of Columbia — 0.5%
150,000	District of Columbia, Revenue Bonds, 5.000% due 12/1/17	153,527
	Florida — 3.3%
325,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/19	350,373
340,000	Cocoa, FL, Water & Sewer Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.250% due 10/1/17	346,021
350,000	Florida State, Department of Environmental Protection, Preservation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/19	379,330
		1,075,724
	Georgia — 0.7%
225,000	Georgia State, Road & Tollway Authority, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 6/1/18	234,851
	Idaho — 0.7%
200,000	Idaho, Housing & Finance Association, Revenue Bonds, 5.000% due 7/15/20	221,926
	Illinois — 6.8%
150,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B, 5.000% due 1/1/21	168,300
200,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Series B, 5.000% due 1/1/18	205,366
400,000	Illinois State Finance Authority, Revenue Bonds, 5.000% due 1/1/20	440,112
300,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Series 3B, 0.700% due 11/1/38[1]	299,763
200,000	Illinois State Finance Authority, Revenue Bonds, Series A, Prerefunded 11/1/18 @ 100, 7.250% due 11/1/38	218,708
100,000	Lake County, IL, Community College District No. 532, General Obligation Unlimited, Series A, 4.000% due 6/1/19	105,912
300,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/19	319,905
250,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series A, (AGMC Insured), 5.000% due 6/1/18	260,675
200,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series B, (NPFG Insured), 5.500% due 6/1/18	209,622
		2,228,363
	Kansas — 1.3%
425,000	Kansas State, Development Finance Authority, Revenue Bonds, Kansas Projects, Series A, 4.000% due 5/1/18	437,644
	Kentucky — 1.8%
300,000	Kentucky State, Property & Building Commission Revenue, Project No. 84, Revenue Bonds, Refunding, (NPFG Insured), 5.000% due 8/1/20	332,064
250,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/19	270,415
		602,479
See Notes to Financial Statements.
135

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Louisiana — 2.0%
$375,000	Louisiana State, Citizens Property Insurance Corp., Revenue Bonds, Refunding, 5.000% due 6/1/17	$ 376,376
250,000	Louisiana State, University & Agricultural and Mechanical College, Auxiliary, Revenue Bonds, Refunding, 5.000% due 7/1/19	269,040
		645,416
	Maryland — 0.4%
125,000	Baltimore, MD, Water Utility Project Revenue, Revenue Bonds, Series A, 5.000% due 7/1/19	135,531
	Michigan — 8.4%
130,000	Brandywine, MI, Community Schools, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 4.000% due 5/1/18	133,842
	Dansville, MI, Schools, General Obligation Unlimited, (QSBLF Insured):
125,000	4.000% due 5/1/19	131,959
140,000	4.000% due 5/1/20	151,045
150,000	Detroit, MI, City School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/17	150,049
235,000	Harper Creek, MI, Community School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 4.000% due 5/1/19	248,082
260,000	L’Anse Creuse, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/20	288,155
300,000	Michigan State Building Authority Revenue, Revenue Bonds, Refunding, Series I, 5.000% due 10/15/18	317,367
400,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/19	435,356
250,000	Pinconning, MI, Area Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 3.000% due 5/1/19	258,030
165,000	Rochester, MI, Community School District, General Obligation Unlimited, Refunding, (QSBLF Insured), 4.000% due 5/1/17	165,045
250,000	Southfield, MI, Public Schools, General Obligation Unlimited, Refunding, (NPFG Insured QSBLF), 4.375% due 5/1/25	250,075
200,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/21	223,058
		2,752,063
	Minnesota — 2.5%
100,000	Minneapolis, MN, St. Paul, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/20	112,702
400,000	Rochester, MN, Health Care Facilities Revenue, Revenue Bonds, Series A, 4.000% due 11/15/30[1]	417,572
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	283,000
		813,274
	Mississippi — 0.7%
210,000	Mississippi State, Development Bank, Special Obligation, Revenue Bonds, Series C, Prerefunded 8/1/20 @ 100, 5.000% due 8/1/21	235,145
	New Jersey — 1.9%
350,000	Camden County, NJ, Improvement Authority, Revenue Bonds, (County Guaranteed), 4.000% due 1/15/20	373,030
245,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Prerefunded 7/1/19 @ 100, 5.500% due 7/1/29	268,101
		641,131
See Notes to Financial Statements.
136

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — 3.0%
$200,000	New York State, Dormitory Authority, State Personal Income Tax Revenue, Refunding, Series A, 5.000% due 12/15/19	$ 220,036
500,000	West Seneca, NY, General Obligation, Tax Anticipation Notes, 2.000% due 7/27/17	501,230
275,000	Westchester, NY, Tobacco Asset Securitization, Revenue Bonds, Prerefunded, 7/15/17 @ 101, 6.950% due 7/15/39	281,248
		1,002,514
	North Carolina — 2.5%
100,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 4.000% due 6/1/18	103,211
100,000	Durham County, NC, Certificate Participation, Series A, 4.000% due 6/1/18	103,272
350,000	North Carolina State, Grant Anticipation Revenue, Revenue Bonds, 5.000% due 3/1/19	374,304
250,000	Pitt County, NC, Limited Obligation, Revenue Bonds, Refunding, 5.000% due 4/1/18	259,407
		840,194
	Ohio — 4.3%
300,000	Fairfield, OH, General Obligation Limited. Notes, 1.500% due 5/2/18[2]	300,828
350,000	Greene County, OH, General Obligation, Tax Anticipation Notes, 2.000% due 6/16/17	350,500
200,000	Montgomery County, OH, Hospital Revenue, Revenue Bonds, Refunding, Series C, (LOC : Barclays Bank PLC), 0.880% due 11/15/39[1]	200,000
265,000	Ohio State University, General Receipts Athens, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	298,695
255,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, 4.000% due 12/1/19	272,858
		1,422,881
	Pennsylvania — 17.1%
400,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	439,632
235,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A, 5.000% due 5/15/19	253,368
400,000	Bucks County, CA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21[2]	457,868
390,000	Danville, PA, Area School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 4.000% due 11/1/20	425,151
500,000	Delaware State, PA, Public School Building Authority, Revenue Bonds, Prerefunded, 4/1/18 @ 101, (AGMC Insured), 5.000% due 10/1/19	518,765
400,000	Delaware Valley, PA, Regional Finance Authority, Revenue Bonds, 5.750% due 7/1/17	403,348
300,000	East Stroudsburg, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/20	335,025
210,000	Lycoming County, PA, Authority, Revenue Bonds, Prerefunded, 4/1/18 @ 100, (AGC Insured), 5.500% due 10/1/32	218,927
140,000	Monroeville, PA, Finance Authority UPMC Revenue, Revenue Bonds, 5.000% due 2/15/20	154,080
335,000	New Wilmington, PA, Municipal Authority, Revenue Bonds, (AGC Insured), 5.125% due 5/1/33	335,124
See Notes to Financial Statements.
137

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$200,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	$ 225,230
190,000	Pennsylvania State, General Obligation Unlimited, Refunding, 5.000% due 7/1/20	210,664
200,000	Pennsylvania State, General Obligation Unlimited, Refunding, First Series, 5.000% due 8/15/20	222,434
100,000	Pennsylvania State, Higher Educational Facilities Authority Revenue Bonds, Thomas Jafferson University, 5.000% due 3/1/18	103,358
250,000	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 4.000% due 9/1/19	265,572
280,000	Quakertown, PA, Community School District, General Obligation Limited, Series A, (State Aid Withholding), 3.000% due 8/1/18	286,916
300,000	Red Lion, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 4.000% due 4/15/20	322,539
100,000	Scranton, PA, School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 6/1/19	105,691
305,000	Springfield Township, PA, School District, Montgomery County, General Obligation Limited, Refunding, (State Aid Withholding), 4.000% due 11/15/20	332,737
		5,616,429
	Texas — 12.8%
460,000	Alvin, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 0.950% due 2/15/39[1]	457,502
	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Brown Fellowship Leadership Academy, Series A, (PSF Guaranteed):
305,000	2.000% due 8/15/17	305,933
575,000	4.000% due 8/15/19	610,794
500,000	Austin City, TX, Hotel Occupancy Tax, Revenue Bonds, Refunding, Series A, (LOC: J.P. Morgan Chase), 0.920% due 11/15/29[1]	500,000
100,000	Brushy Creek, TX, Regional Utility Authority, Inc., Contract Revenue, Refunding, 3.000% due 8/1/20	105,262
250,000	Dallas, TX, General Obligation Limited, Refunding, 5.000% due 2/15/19	265,487
200,000	Denton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43[1]	202,974
300,000	Dickinson, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 1.050% due 8/1/37[1]	299,958
200,000	Fort Bend, TX, Independent School District, General Obligation Unlimited, Series A, (PSF Guaranteed), 0.900% due 8/1/40[1]	199,242
300,000	Grapevine-Colleyville, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.500% due 8/1/36[1]	301,068
100,000	Lower Colorado River, TX, Authority Transmission Contract Revenue, Refunding, 5.000% due 5/15/17	100,197
250,000	Lower Colorado River, TX, Authority Transmission Contract Revenue, Refunding, Series A, 5.000% due 5/15/17	250,493
250,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40[1]	246,493
210,000	Taft, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 3.000% due 8/15/20	221,172
140,000	Venus, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 2.000% due 8/15/18	141,758
		4,208,333
	Washington — 3.1%
325,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, 4.000% due 7/1/17	326,755
See Notes to Financial Statements.
138

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$315,000	Seattle, WA, Municipal Light & Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/19	$ 340,865
350,000	Washington, Federal Highway Grant Anticipation Revenue, Series F, 5.000% due 9/1/17	354,924
		1,022,544
	Wisconsin — 4.3%
285,000	Oshkosh, WI, Water Revenue, Revenue Bonds, Series F, 2.000% due 1/1/19	289,195
275,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Refunding, Series B, 5.000% due 8/15/18	288,835
485,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series 2013B-1, 1.375% due 11/15/38[1]	483,240
300,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A, Prerefunded 9/15/19 @ 100, 7.625% due 9/15/39	345,486
		1,406,756
	TOTAL MUNICIPAL BONDS (Cost $29,696,736)	29,656,166
PREFERRED STOCKS* — 0.8%
10,000	Wells Fargo & Co., 8.000%	262,600
	TOTAL PREFERRED STOCKS (Cost $265,200)	262,600
Shares
REGISTERED INVESTMENT COMPANIES* — 3.6%
450	BlackRock Defined Opportunity Credit Trust	6,197
14,950	BlackRock Municipal 2020 Term Trust	235,163
3,232	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund[3]	327,983
7,700	Vanguard Short-Term Corporate Bond ETF	615,384
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,172,060)	1,184,727
Face Amount
REPURCHASE AGREEMENT* — 2.0%
658,632	With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $658,637, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $580,000, coupon rate of 3.750%, due 11/15/43, market value of $676,702)	658,632
	TOTAL REPURCHASE AGREEMENT (Cost $658,632)	658,632
See Notes to Financial Statements.
139

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.0%
10,350	State Street Navigator Securities Lending Government Money Market Portfolio	10,350
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $10,350)		10,350
TOTAL INVESTMENTS (Cost $33,053,780)[4]	100.5%	$33,018,487
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(156,823)
NET ASSETS	100.0%	$32,861,664

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of April 30, 2017.
[2]	When-issued security.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Aggregate cost for federal tax purpose was $33,053,897.

Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
LOC — Letter of Credit
NPFG — National Public Finanace Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Financial Statements.
140

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
SECTOR DIVERSIFICATION
On April 30, 2017, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Municipal Bonds	90.3%	$ 29,656,166
Corporate Notes	3.8	1,246,012
Registered Investment Companies	3.6	1,184,727
Preferred Stocks	0.8	262,600
Investment of Security Lending Collateral	0.0	10,350
TOTAL	98.5%	$32,359,855
REPURCHASE AGREEMENT	2.0	658,632
TOTAL INVESTMENTS	100.5%	$33,018,487
See Notes to Financial Statements.
141

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 1.5%
22,100	SPDR S&P 500 ETF Trust	$ 5,261,568
30,000	Vanguard S&P 500 ETF	6,558,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	11,819,568
U.S. TREASURY BILL* — 19.6%
150,000,000	U.S. Treasury Bill 0.000% due 06/1/17	149,916,907
	TOTAL U.S. TREASURY BILL (Cost $149,916,907)	149,916,907
PURCHASED OPTIONS* — 73.0%
	CALLS — 50.4%
2,800	S&P 500 Index with Goldman Sachs, Exercise Price $1,000, Expires 06/16/2017	385,826,000
	PUTS — 22.6%
2,800	S&P 500 Index with Goldman Sachs, Exercise Price $3,000, Expires 06/16/2017	173,138,000
	TOTAL PURCHASED OPTIONS (Cost $558,270,097)	558,964,000
Face Amount
REPURCHASE AGREEMENT* — 3.3%
$ 25,141,746	With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $25,141,934, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $25,135,000, coupon rate of 3.000%, due 11/15/44, market value of $25,646,698)	25,141,746
	TOTAL REPURCHASE AGREEMENT (Cost $25,141,746)	25,141,746
TOTAL INVESTMENTS (Cost $739,759,359)[1]	97.4%	$745,842,221
OTHER ASSETS IN EXCESS OF LIABILITIES	2.6	19,533,642
NET ASSETS[2]	100.0%	$765,375,863

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purpose was $739,759,359.
[2]	Cash in the amount of $13,140,624 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
142

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
Name of Issuer, Title of Issue and Counterparty	Number of Contracts	Value
WRITTEN OPTIONS
CALLS:
S&P 500 Index Goldman Sachs expires June 2017 exercise price $3,000	2,800	$ (21,000)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $(29,575))		$ (21,000)
PUTS:
S&P 500 Index Goldman Sachs expires April 2017 exercise price $2,300	500	0
S&P 500 Index Goldman Sachs expires April 2017 exercise price $2,350	2,100	0
S&P 500 Index Goldman Sachs expires April 2017 exercise price $2,375	100	0
S&P 500 Index Goldman Sachs expires May 2017 exercise price $2,350	2,125	(1,142,358)
S&P 500 Index Goldman Sachs expires June 2017 exercise price $1,000	2,800	(21,000)
S&P 500 Index Goldman Sachs expires September 2017 exercise price $1,900	335	(201,000)
TOTAL WRITTEN PUT OPTIONS (Premiums Received $(6,592,208))		$(1,364,358)
TOTAL WRITTEN OPTIONS (Premiums Received $(6,621,783))		$(1,385,358)
SECTOR DIVERSIFICATION
On April 30, 2017, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	73.0%	$ 558,964,000
U.S. Treasury Bill	19.6	149,916,907
Exchange-Traded Funds	1.5	11,819,568
TOTAL	94.1%	$720,700,475
REPURCHASE AGREEMENT	3.3	25,141,746
TOTAL INVESTMENTS	97.4%	$745,842,221
See Notes to Financial Statements.
143

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — 50.2%
	Auto Components — 1.2%
3,252	Valeo SA, Sponsored ADR	$ 117,170
	Automobiles — 2.3%
2,945	Honda Motor Co., Ltd., Sponsored ADR	85,699
1,262	Toyota Motor Corp., Sponsored ADR	136,473
		222,172
	Banks — 9.8%
1,842	BOC Hong Kong Holdings, Ltd., Sponsored ADR	153,973
3,308	DBS Group Holdings, Ltd., Sponsored ADR	183,594
7,730	ING Groep N.V., Sponsored ADR	125,844
35,889	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	227,536
6,566	Nordea Bank AB, Sponsored ADR	81,025
25,619	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	190,349
		962,321
	Beverages — 1.3%
1,109	Diageo Plc - Sponsored ADR	130,230
	Chemicals — 3.2%
1,725	BASF SE, Sponsored ADR	167,818
6,894	Shin-Etsu Chemical Co., Ltd., Unsponsored ADR	151,668
		319,486
	Diversified Telecommunication Services — 4.5%
3,831	BT Group PLC, Sponsored ADR	76,275
2,509	Nippon Telegraph & Telephone Corp., ADR	107,636
8,535	Orange SA, Sponsored ADR	132,293
11,576	Telefonica SA, Sponsored ADR	128,494
		444,698
	Electrical Equipment — 2.1%
8,559	ABB, Ltd., Sponsored ADR	210,551
	Electronic Equipment, Instruments & Components — 1.6%
2,715	Kyocera Corp., Sponsored ADR	154,565
	Hotels, Restaurants & Leisure — 1.6%
2,984	InterContinental Hotels Group PLC, ADR	157,525
	Insurance — 1.0%
2,286	Prudential PLC, ADR	101,476
	Media — 1.1%
5,516	RELX PLC, Sponsored ADR	113,023
	Oil, Gas & Consumable Fuels — 2.4%
6,167	Repsol SA, Sponsored ADR	97,993
2,663	Total SA, Sponsored ADR	136,266
		234,259
	Personal Products — 4.1%
2,471	Unilever N.V.	129,085
5,408	Unilever PLC, Sponsored ADR	277,647
		406,732
	Pharmaceuticals — 3.7%
2,329	Novartis AG, Sponsored ADR	179,403
617	Shire PLC, ADR	109,184
2,322	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	73,329
		361,916
See Notes to Financial Statements.
144

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Professional Services — 0.7%
3,493	RELX N.V., Sponsored ADR	$ 67,310
	Software — 1.4%
1,377	SAP SE, Sponsored ADR	137,948
	Technology Hardware, Storage & Peripherals — 3.0%
9,020	Canon, Inc., Sponsored ADR	299,554
	Textiles, Apparel & Luxury Goods — 0.9%
1,786	LVMH Moet Hennessy Louis Vuitton SA, Unsponsored ADR	88,196
	Tobacco — 2.8%
4,030	British American Tobacco PLC, Sponsored ADR	274,201
	Wireless Telecommunication Services — 1.5%
6,090	NTT DOCOMO, Inc., Sponsored ADR	147,500
	TOTAL COMMON STOCKS (Cost $4,460,531)	4,950,833
EXCHANGE-TRADED FUNDS* — 4.0%
6,000	iShares MSCI EAFE ETF	382,800
200	iShares MSCI Emerging Markets ETF	8,012
	TOTAL EXCHANGE-TRADED FUNDS (Cost $321,677)	390,812
U.S. TREASURY BILL* — 35.5%
3,500,000	U.S. Treasury Bill 0.000% due 06/1/17	3,498,061
	TOTAL U.S. TREASURY BILL (Cost $3,497,951)	3,498,061
Face Amount
REPURCHASE AGREEMENT* — 10.6%
$1,048,259	With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $1,048,267, due 5/1/17, (collateralized by a U.S. Treasury Bond with a par value of $1,050,000, coupon rate of 3.000%, due 11/15/44, market value of $1,071,376)	1,048,259
	TOTAL REPURCHASE AGREEMENT (Cost $1,048,259)	1,048,259
TOTAL INVESTMENTS (Cost $9,328,418)[1]	100.3%	$9,887,965
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(26,874)
NET ASSETS[2]	100.0%	$9,861,091

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purpose was $9,372,622.
[2]	Cash in the amount of $51,666 is held as collateral to secure the open written call and put options contracts.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Financial Statements.
145

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
Name of Issuer, Title of Issue and Counterparty	Number of Contracts	Value
WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund Goldman Sachs expires May 2017 exercise price $62	300	$ (62,100)
iShares MSCI EAFE Index Fund Goldman Sachs expires June 2017 exercise price $63	400	(63,800)
iShares MSCI EAFE Index Fund Goldman Sachs expires June 2017 exercise price $64	183	(16,744)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $(113,108))		$(142,644)
PUTS:
iShares MSCI Emerging Markets Fund Goldman Sachs expires April 2017 exercise price $38	500	0
iShares MSCI Emerging Markets Fund Goldman Sachs expires April 2017 exercise price $60	360	0
iShares MSCI Emerging Markets Fund Goldman Sachs expires June 2017 exercise price $42	47	(9,518)
TOTAL WRITTEN PUT OPTIONS (Premiums Received $(31,764))		$ (9,518)
TOTAL WRITTEN OPTIONS (Premiums Received $(144,872))		$(152,162)
SECTOR DIVERSIFICATION
On April 30, 2017, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Common Stocks	50.2%	$ 4,950,833
U.S. Treasury Bill	35.5	3,498,061
Exchange-Traded Funds	4.0	390,812
TOTAL	89.7%	$8,839,706
REPURCHASE AGREEMENT	10.6	1,048,259
TOTAL INVESTMENTS	100.3%	$9,887,965
See Notes to Financial Statements.
146

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.9%
	Japan — 23.4%
411,187	Astellas Pharma, Inc., Unsponsored ADR	$ 5,415,333
472,203	Daiichi Sankyo Co., Ltd., Sponsored ADR	10,223,195
307,349	Daiwa House Industry Co., Ltd., Unsponsored ADR	9,155,927
107,609	FUJIFILM Holdings Corp., Unsponsored ADR	3,992,294
72,385	Fujitsu, Ltd., Unsponsored ADR	2,351,065
35,155	Honda Motor Co., Ltd., Sponsored ADR	1,023,010
240,652	ITOCHU Corp., Unsponsored ADR	6,824,891
124,314	Kao Corp., Sponsored ADR	6,854,985
492,618	KDDI Corp., Unsponsored ADR	6,522,262
955,659	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	6,058,878
133,694	Nippon Telegraph & Telephone Corp., ADR	5,735,472
256,088	NTT DOCOMO, Inc., Sponsored ADR	6,202,451
47,950	Omron Corp., Sponsored ADR	2,036,916
181,554	Sekisui House, Ltd., Sponsored ADR	3,030,136
387,176	Subaru Corp., Unsponsored ADR	7,317,626
157,827	Suntory Beverage & Food, Ltd., Unsponsored ADR	3,598,456
38,585	Suzuki Motor Corp., Unsponsored ADR	6,449,097
358,547	Toray Industries, Inc., Unsponsored ADR	6,346,282
68,738	Trend Micro, Inc., Sponsored ADR	3,023,785
		102,162,061
	United Kingdom — 17.1%
74,579	Ashtead Group PLC, Unsponsored ADR	6,389,183
163,274	Aviva PLC, Sponsored ADR	2,245,017
168,807	BP PLC, Sponsored ADR	5,793,456
106,002	British American Tobacco PLC, Sponsored ADR	7,212,376
84,021	BT Group PLC, Sponsored ADR	1,672,858
338,905	Burberry Group PLC, Sponsored ADR	7,178,008
533,365	Centrica PLC, Sponsored ADR	5,480,325
166,854	GlaxoSmithKline PLC, Sponsored ADR	6,824,329
733,320	Kingfisher PLC, Sponsored ADR	6,603,547
243,189	RELX PLC, Sponsored ADR	4,982,943
72,866	Royal Dutch Shell PLC, Sponsored ADR	3,943,508
430,566	Smiths Group PLC, Sponsored ADR	9,330,365
60,093	Tate & Lyle PLC, Sponsored ADR	2,351,739
151,555	WM Morrison Supermarkets PLC, Unsponsored ADR	2,352,134
20,579	WPP PLC, Sponsored ADR	2,204,011
		74,563,799
	France — 10.4%
79,807	Arkema SA, Sponsored ADR	8,479,494
249,191	Atos SE, Unsponsored ADR	6,516,345
264,017	AXA SA, Sponsored ADR	7,026,020
101,928	Cie Generale des Etablissements Michelin, Unsponsored ADR	2,657,263
157,179	Engie SA, Sponsored ADR	2,222,511
50,992	Essilor International SA, Unsponsored ADR	3,309,381
120,424	Ingenico Group SA, Unsponsored ADR	2,182,083
263,368	Renault SA, Unsponsored ADR	4,922,348
67,534	Sanofi, ADR	3,194,358
94,817	Total SA, Sponsored ADR	4,851,786
		45,361,589
	Switzerland — 8.8%
244,622	ABB, Ltd., Sponsored ADR	6,017,701
163,966	Adecco Group AG, Unsponsored ADR	6,096,256
263,489	Aryzta AG, Unsponsored ADR	4,268,522
587,899	LafargeHolcim, Ltd., Unsponsored ADR	6,655,017
132,634	Lonza Group AG, Unsponsored ADR[1]	2,709,712
See Notes to Financial Statements.
147

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Switzerland — (Continued)
281,231	Swiss Re AG, Sponsored ADR	$ 6,094,276
244,068	Zurich Insurance Group AG, ADR	6,742,378
		38,583,862
	Germany — 8.7%
71,060	Bayer AG, Sponsored ADR	8,841,854
313,453	Deutsche Lufthansa AG, Sponsored ADR	5,386,690
818,334	E.ON SE, Sponsored ADR	6,415,739
49,663	Fresenius Medical Care AG & Co. KGaA, ADR	2,207,024
182,758	HeidelbergCement AG, Unsponsored ADR	3,372,981
339,830	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	6,534,931
72,836	Siemens AG, Sponsored ADR	5,222,997
		37,982,216
	Australia — 7.3%
954,567	Coca-Cola Amatil, Ltd., Sponsored ADR	6,691,515
560,098	National Australia Bank, Ltd., Sponsored ADR	7,135,649
675,690	QBE Insurance Group, Ltd., Sponsored ADR	6,517,030
316,836	Sonic Healthcare, Ltd., Unsponsored ADR	5,230,962
610,112	South32, Ltd., ADR	6,308,558
		31,883,714
	Hong Kong — 4.7%
115,843	BOC Hong Kong Holdings, Ltd., Sponsored ADR	9,683,316
190,294	Sun Hung Kai Properties, Ltd., Sponsored ADR	2,871,536
445,183	WH Group, Ltd., Sponsored ADR[1]	7,946,517
		20,501,369
	Denmark — 3.9%
425,040	Danske Bank AS, Sponsored ADR	7,735,728
176,710	Novo Nordisk AS, Sponsored ADR	6,835,143
90,669	Vestas Wind Systems AS, Unsponsored ADR	2,598,573
		17,169,444
	Sweden — 3.5%
678,020	Nordea Bank AB, Sponsored ADR	8,366,767
109,157	SKF AB, Sponsored ADR	2,402,546
186,236	Swedbank AB, ADR	4,413,793
		15,183,106
	Netherlands — 3.3%
342,869	Koninklijke Ahold Delhaize N.V., Sponsored ADR	7,107,674
48,681	Koninklijke Vopak N.V., Unsponsored ADR	2,203,789
72,899	Randstad Holding N.V., Unsponsored ADR	2,176,035
41,578	Unilever N.V.	2,172,035
18,717	Wolters Kluwer N.V., Sponsored ADR	796,596
		14,456,129
	Italy — 1.9%
214,589	Intesa Sanpaolo SPA, Sponsored ADR	3,775,264
302,674	Terna Rete Elettrica Nazionale SPA, Unsponsored ADR	4,603,672
		8,378,936
	Finland — 1.8%
299,764	UPM-Kymmene OYJ, Sponsored ADR	7,973,722
	Singapore — 1.7%
242,152	United Overseas Bank, Ltd., Sponsored ADR	7,592,071
See Notes to Financial Statements.
148

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Spain — 1.1%
93,716	Amadeus IT Group SA, Unsponsored ADR	$ 5,045,669
	Israel — 0.7%
95,925	Bank Hapoalim BM, ADR	2,976,073
	New Zealand — 0.6%
197,707	Spark New Zealand, Ltd., Sponsored ADR	2,514,832
	TOTAL COMMON STOCKS (Cost $392,424,614)	432,328,592
Face Amount
REPURCHASE AGREEMENT*—0.7%
$2,941,296	With Fixed Income Clearing Corp., dated 4/28/17, 0.09%, principal and interest in the amount of $2,941,318, due 5/1/17, (collateralized by a U.S. Treasury Bill with a par value of $3,035,000, coupon rate of 0.000%, due 4/26/18, market value of $3,003,327)	2,941,296
	TOTAL REPURCHASE AGREEMENT (Cost $2,941,296)	2,941,296
TOTAL INVESTMENTS (Cost $395,365,910)[2]	99.6%	$435,269,888
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	1,944,964
NET ASSETS	100.0%	$437,214,852

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purpose was $395,607,833.

Abbreviatons:
ADR — American Depositary Receipt
See Notes to Financial Statements.
149

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International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2017, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	13.2%	$ 57,737,539
Pharmaceuticals	9.3	41,334,212
Insurance	8.0	35,159,652
Automobiles	4.5	19,712,081
Oil, Gas & Consumable Fuels	3.8	16,792,539
Chemicals	3.5	14,825,776
Food Products	3.3	14,566,778
Industrial Conglomerates	3.3	14,553,362
Multi-Utilities	3.3	14,118,575
IT Services	3.1	13,913,079
Trading Companies & Distributors	3.1	13,214,074
Wireless Telecommunication Services	2.9	12,724,713
Real Estate Management & Development	2.8	12,027,463
Beverages	2.3	10,289,971
Construction Materials	2.3	10,027,998
Diversified Telecommunication Services	2.3	9,923,162
Food & Staples Retailing	2.1	9,459,808
Personal Products	2.1	9,027,020
Electrical Equipment	2.0	8,616,274
Professional Services	1.9	8,272,291
Media	1.8	7,983,550
Paper & Forest Products	1.8	7,973,722
Health Care Providers & Services	1.7	7,437,986
Tobacco	1.7	7,212,376
Textiles, Apparel & Luxury Goods	1.7	7,178,008
Specialty Retail	1.5	6,603,547
Metals & Mining	1.5	6,308,558
Airlines	1.2	5,386,690
Electric Utilities	1.0	4,603,672
Electronic Equipment, Instruments & Components	1.0	4,218,999
Technology Hardware, Storage & Peripherals	0.9	3,992,294
Health Care Equipment & Supplies	0.8	3,309,381
Household Durables	0.7	3,030,136
Software	0.7	3,023,785
Life Sciences Tools & Services	0.6	2,709,712
Auto Components	0.6	2,657,263
Machinery	0.6	2,402,546
TOTAL COMMON STOCKS	98.9%	$432,328,592
REPURCHASE AGREEMENT	0.7	2,941,296
TOTAL INVESTMENTS	99.6%	$435,269,888
See Notes to Financial Statements.
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Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
As of April 30, 2017, The Glenmede Fund, Inc. (the “Fund”) consists of eighteen portfolios: the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Short Term Tax Aware Fixed Income Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio and the International Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of April 30, 2017, Institutional Class shares of the Mid Cap Equity Portfolio have not been issued. Since June 30, 2015, the Large Cap Core Portfolio and the Large Cap Growth Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015 respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016.
The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015.
The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016.
The Equity Income Portfolio commenced operations on December 21, 2016.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
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Notes to Financial Statements (Unaudited) — (Continued)
FASB ASC Topic 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio and International Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at April 30, 2017. The High Yield Municipal Portfolio had all long-term investments, with corresponding sectors at Level 2 at April 30, 2017.
The Portfolios did not recognize any level transfers as of the six months ended April 30, 2017. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of April 30, 2017 in valuing the assets and liabilities of Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio, Secured Options Portfolio and International Secured Options Portfolio:
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$ —	$ 24,207,902	$—	$ 24,207,902
Federal Home Loan Mortgage Corporation	—	20,653,130	—	20,653,130
Federal National Mortgage Association	—	24,733,287	—	24,733,287
Total Agency Notes	—	69,594,319	—	69,594,319
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	16,432,053	—	16,432,053
Federal National Mortgage Association	—	73,677,235	—	73,677,235
Government National Mortgage Association	—	2,545,880	—	2,545,880
Total Mortgage-Backed Securities	—	92,655,168	—	92,655,168
Corporate Notes
Automotive	—	16,413,406	—	16,413,406
Banking	—	30,145,337	—	30,145,337
Beverages, Food & Tobacco	—	14,980,132	—	14,980,132
Commercial Services	—	12,184,038	—	12,184,038
Communications	—	26,537,639	—	26,537,639
Computer Software & Processing	—	24,935,284	—	24,935,284
Cosmetics & Personal Care	—	5,424,046	—	5,424,046
Electronics	—	8,397,800	—	8,397,800
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Notes to Financial Statements (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial	$ —	$ 9,921,869	$—	$ 9,921,869
Financial Services	—	6,248,220	—	6,248,220
Heavy Machinery	—	5,811,521	—	5,811,521
Industrial	—	10,723,660	—	10,723,660
Insurance	—	17,382,809	—	17,382,809
Pharmaceuticals	—	8,138,200	—	8,138,200
Retailers	—	34,974,702	—	34,974,702
Total Corporate Notes	—	232,218,663	—	232,218,663
U.S. Treasury Notes/Bonds	—	69,660,834	—	69,660,834
Municipal Bonds	—	6,063,727	—	6,063,727
Repurchase Agreement	—	15,778,261	—	15,778,261
Investment of Security Lending Collateral	9,720,360	—	—	9,720,360
Total Investments	9,720,360	485,970,972	—	495,691,332
Total	$9,720,360	$485,970,972	$—	$495,691,332
Short Term Tax Aware Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Financial	$ —	$ 433,959	$—	$ 433,959
Oil & Gas	—	552,639	—	552,639
Retailers	—	259,414	—	259,414
Total Corporate Notes	—	1,246,012	—	1,246,012
Municipal Bonds
Alabama	—	780,024	—	780,024
Alaska	—	1,201,721	—	1,201,721
Arizona	—	200,378	—	200,378
California	—	448,396	—	448,396
Colorado	—	1,109,217	—	1,109,217
Delaware	—	219,705	—	219,705
District of Columbia	—	153,527	—	153,527
Florida	—	1,075,724	—	1,075,724
Georgia	—	234,851	—	234,851
Idaho	—	221,926	—	221,926
Illinois	—	2,228,363	—	2,228,363
Kansas	—	437,644	—	437,644
Kentucky	—	602,479	—	602,479
Louisiana	—	645,416	—	645,416
Maryland	—	135,531	—	135,531
Michigan	—	2,752,063	—	2,752,063
Minnesota	—	813,274	—	813,274
Mississippi	—	235,145	—	235,145
New Jersey	—	641,131	—	641,131
New York	—	1,002,514	—	1,002,514
North Carolina	—	840,194	—	840,194
Ohio	—	1,422,881	—	1,422,881
153

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Notes to Financial Statements (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Pennsylvania	$ —	$ 5,616,429	$—	$ 5,616,429
Texas	—	4,208,333	—	4,208,333
Washington	—	1,022,544	—	1,022,544
Wisconsin	—	1,406,756	—	1,406,756
Total Municipal Bonds	—	29,656,166	—	29,656,166
Preferred Stocks	262,600	—	—	262,600
Repurchase Agreement	—	658,632	—	658,632
Investment of Security Lending Collateral	10,350	—	—	10,350
Registered Investment Companies	1,184,727	—	—	1,184,727
Total Investments	1,457,677	31,560,810	—	33,018,487
Total	$1,457,677	$31,560,810	$—	$33,018,487
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$ 11,819,568	$ —	$—	$ 11,819,568
U.S. Treasury Bill	—	149,916,907	—	149,916,907
Repurchase Agreement	—	25,141,746	—	25,141,746
Purchased Options
Calls	385,826,000	—	—	385,826,000
Puts	173,138,000	—	—	173,138,000
Total Purchased Options	558,964,000	—	—	558,964,000
Total Investments	570,783,568	175,058,653	—	745,842,221
Total	$570,783,568	$175,058,653	$—	$745,842,221
International Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$ 390,812	$ —	$—	$ 390,812
Common Stocks
Auto Components	117,170	—	—	117,170
Automobiles	222,172	—	—	222,172
Banks	962,321	—	—	962,321
Beverages	130,230	—	—	130,230
Chemicals	319,486	—	—	319,486
Diversified Telecommunication Services	444,698	—	—	444,698
Electrical Equipment	210,551	—	—	210,551
Electronic Equipment, Instruments & Components	154,565	—	—	154,565
154

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Notes to Financial Statements (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Hotels, Restaurants & Leisure	$ 157,525	$ —	$—	$ 157,525
Insurance	101,476	—	—	101,476
Media	113,023	—	—	113,023
Oil, Gas & Consumable Fuels	234,259	—	—	234,259
Personal Products	406,732	—	—	406,732
Pharmaceuticals	361,916	—	—	361,916
Professional Services	67,310	—	—	67,310
Software	137,948	—	—	137,948
Technology Hardware, Storage & Peripherals	299,554	—	—	299,554
Textiles, Apparel & Luxury Goods	88,196	—	—	88,196
Tobacco	274,201	—	—	274,201
Wireless Telecommunication Services	147,500	—	—	147,500
Total Common Stocks	4,950,833	—	—	4,950,833
U.S. Treasury Bill	—	3,498,061	—	3,498,061
Repurchase Agreement	—	1,048,259	—	1,048,259
Total Investments	5,341,645	4,546,320	—	9,887,965
Total	$5,341,645	$4,546,320	$—	$9,887,965
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of April 30, 2017 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the
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Notes to Financial Statements (Unaudited) — (Continued)
period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, International Secured Options Portfolio and International Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio and International Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio did not enter into any options transactions during the six months ended April 30, 2017. During the six months ended April 30, 2017, the Secured Options Portfolio and the International Secured Options Portfolio wrote put and call options and the Secured Options Portfolio purchased put and call options in an attempt to achieve their respective investment objective and strategies.
Written options are recorded in each Portfolio’s Statement of Assets and Liabilities as a liability to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. Cash collateral held by the Fund’s custodian and pledged to secure open written put option contracts are included in “Cash collateral on deposit at broker” in the Statement of Assets and Liabilities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction of cost. Realized gains and losses on purchased options, if any, are included with net realized gains and losses on investment transactions in each Portfolio’s Statement of Operations.
Information regarding transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the six months ended April 30, 2017 are included in Note 2.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Long/Short Portfolio was not used to finance short sales. As of April 30, 2017, the cash collateral received by the Core Fixed Income Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Equity Income Portfolio, Large Cap Growth Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Short Term Tax Aware Fixed Income Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio and Long/Short Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio, are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral
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Notes to Financial Statements (Unaudited) — (Continued)
decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Investments for REIT securities held as of April 30, 2017.
Securities Sold Short:  The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2017, the Long/Short Portfolio pledged cash in the amount of $189,978,400 to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The Total Market Portfolio also pledged securities in the amount of $22,961,778 to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and net asset value. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise interest rates further.
The High Yield Municipal Portfolio invests primarily in municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. For example, significant economic and financial difficulties in Puerto Rico have led certain credit rating agencies to downgrade Puerto Rican general obligation debt and certain issuers below investment grade and to continue to have a negative outlook on certain Puerto Rican issuers. Such downgrades and continued financial difficulties could lead to lower prices and increased likelihood of restructurings or default of Puerto Rican bonds which could
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negatively impact the value of the High Yield Municipal Portfolio’s investments in such obligations. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the exdividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of the Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Equity Income Portfolio, Small Cap Equity Portfolio, Strategic Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio and International Portfolio are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.
Income and Expense Allocation:  Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.
Federal Income Taxes:  Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2016 remain subject to examination by the Internal Revenue Service.
On October 31, 2016, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains through the indicated expiration dates as follows:
	Expiring October 31,
Portfolio	2017	Unlimited (Short Term)	Unlimited (Long Term)
Mid Cap Equity Portfolio	$ —	$ 1,823,443	$ 674,188
U.S. Emerging Growth Portfolio	—	437,551	—
Large Cap Core Portfolio	—	754,093	—
Large Cap Growth Portfolio	—	20,080,310	—
Long/Short Portfolio	5,227,189	11,651,857	—
Total Market Portfolio	—	694,562	—
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	Expiring October 31,
Portfolio	2017	Unlimited (Short Term)	Unlimited (Long Term)
Responsible ESG U.S. Equity Portfolio	$ —	$ 28,756	$ —
Women in Leadership U.S. Equity Portfolio	—	1,629	—
International Secured Options Portfolio	—	5,107,951	2,493,221
International Portfolio	55,170,197	23,820,545	2,164,596
During the fiscal year ended October 31, 2016, as permitted under federal income tax regulations, the Long/Short Portfolio elected to defer $767,721 of late year ordinary losses.
During the fiscal year ended October 31, 2016, the following Portfolios utilized capital loss carryforwards:
Total Market Portfolio	$46,172
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernized several of the federal income and excise tax provisions related to regulated investment companies, and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made were changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. During the fiscal year ended October 31, 2016, $404,939 of the Long/Short Portfolio’s carryforward losses expired.
As of October 31, 2016, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards	Total Distributable Earnings
Core Fixed Income Portfolio	$ —	$ 771,361	$ 3,221,282	$ 9,463,620	$ —	$ 13,456,263
Strategic Equity Portfolio	—	718,241	11,060,511	48,911,831	—	60,690,583
Small Cap Equity Portfolio	—	401,702	52,089,649	143,889,344	—	196,380,695
Mid Cap Equity Portfolio	—	11,382	—	758,655	(2,497,631)	(1,727,594)
Large Cap Value Portfolio	—	197,031	5,416,621	4,475,976	—	10,089,628
U.S. Emerging Growth Portfolio	—	11,278	—	7,680,022	(437,551)	7,253,749
Large Cap Core Portfolio	—	1,568,955	—	208,685,188	(754,093)	209,500,050
Large Cap Growth Portfolio	—	917,908	—	200,189,342	(20,080,310)	181,026,940
Long/Short Portfolio	—	—	—	25,943,493	(17,646,767)	7,996,726
Total Market Portfolio	—	35,364	—	13,322,890	(694,562)	12,663,692
High Yield Municipal Portfolio	307,166	604,722	—	1,293,617	—	2,205,505
Responsible ESG U.S. Equity Portfolio	—	4,238	—	381,705	(28,756)	357,187
Women in Leadership U.S. Equity Portfolio	—	8,760	—	228,348	(1,629)	235,479
Short Term Tax Aware Fixed Income Portfolio	—	12,343	—	(88,936)	—	(76,593)
Secured Options Portfolio	—	9,161,549	19,218,875	4,121,435	—	32,501,859
International Secured Options Portfolio	—	32,162	—	433,261	(7,601,172)	(7,135,749)
International Portfolio	—	67,077	—	12,969,931	(81,155,338)	(68,118,330)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
The tax character of distributions paid during the fiscal year ended October 31, 2016, was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Core Fixed Income Portfolio	$ —	$ 9,014,871	$ 2,439,232
Strategic Equity Portfolio	—	1,610,968	13,155,192
Small Cap Equity Portfolio	—	5,296,109	22,541,619
Mid Cap Equity Portfolio	—	241,341	162,727
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Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Large Cap Value Portfolio	$ —	$ 1,175,176	$ 8,691,151
U.S. Emerging Growth Portfolio	—	153,913	315,331
Large Cap Core Portfolio	—	23,026,609	17,871,085
Large Cap Growth Portfolio	—	14,837,214	—
Total Market Portfolio	—	408,601	—
High Yield Municipal Portfolio	1,704,157	66,817	—
Responsible ESG U.S. Equity Portfolio	—	20,176	—
Women in Leadership U.S. Equity Portfolio	—	32,425	—
Short Term Tax Aware Fixed Income Portfolio	8,785	13,286	—
Secured Options Portfolio	—	7,351,656	15,273,542
International Secured Options Portfolio	—	711,091	—
International Portfolio	—	7,301,630	—
For the fiscal year ended October 31, 2016, permanent differences between financial and tax reporting related primarily to paydowns, REITs, foreign currency gain/(loss), distribution reallocations, non-deductible blue sky expenses and excise taxes paid, dividend expense reclass for short positions, capital loss carryover expired, net operating losses, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of the Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.
Portfolio	Accumulated Net Investment Income	Net Realized Gain (Loss)	Paid-In Capital
Core Fixed Income Portfolio	$ 744,449	$ (744,449)	$ —
Strategic Equity Portfolio	(24,099)	24,099	—
Small Cap Equity Portfolio	507,476	(507,476)	—
Mid Cap Equity Portfolio	(6,428)	6,428	—
Large Cap Value Portfolio	(4,909)	4,909	—
U.S. Emerging Growth Portfolio	(4,303)	4,303	—
Large Cap Core Portfolio	(106,740)	106,740	—
Large Cap Growth Portfolio	(195,448)	195,448	—
Long/Short Portfolio	1,280,096	340,132	(1,620,228)
Total Market Portfolio	(12,914)	12,914	—
High Yield Municipal Portfolio	769	6,739	(7,508)
Responsible ESG U.S. Equity Portfolio	(1,175)	1,955	(780)
Women in Leadership U.S. Equity Portfolio	757	29	(786)
Short Term Tax Aware Fixed Income Portfolio	7	—	(7)
Secured Options Portfolio	3,475,490	(3,475,490)	—
International Secured Options Portfolio	8,295	(4,045)	(4,250)
International Portfolio	(3,457)	3,457	—
As of April 30, 2017, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:
Portfolio	Appreciation	(Depreciation)	Net
Core Fixed Income Portfolio	$ 3,857,032	$ 3,541,504	$ 315,528
Strategic Equity Portfolio	66,968,278	551,072	66,417,206
Small Cap Equity Portfolio	617,390,421	86,228,081	531,162,340
Mid Cap Equity Portfolio	2,677,162	298,814	2,378,348
Large Cap Value Portfolio	11,007,073	702,244	10,304,829
Equity Income Portfolio	210,480	109,714	100,766
U.S. Emerging Growth Portfolio	15,239,050	529,370	14,709,680
Large Cap Core Portfolio	450,290,379	12,158,979	438,131,400
Large Cap Growth Portfolio	587,425,326	21,569,505	565,855,821
Long/Short Portfolio	59,773,701	11,616,443	48,157,258
Total Market Portfolio	22,407,154	661,147	21,746,007
High Yield Municipal Portfolio	1,150,166	3,815,755	(2,665,589)
Responsible ESG U.S. Equity Portfolio	1,362,700	45,224	1,317,476
Women in Leadership U.S. Equity Portfolio	1,087,676	31,370	1,056,306
Short Term Tax Aware Fixed Income Portfolio	72,101	107,511	(35,410)
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Portfolio	Appreciation	(Depreciation)	Net
Secured Options Portfolio	$ 7,372,658	$ 1,289,796	$ 6,082,862
International Secured Options Portfolio	648,483	133,140	515,343
International Portfolio	43,655,336	3,993,281	39,662,055
Other:  In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Financial Instruments and Hedging Activities
Transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the six months ended April 30, 2017, are as follows:
Secured Options Portfolio
	Number of Contracts	Premiums Received
Options outstanding at October 31, 2016	6,660	$ 8,111,515
Options written	34,057	24,037,286
Options terminated in closing purchase transactions	(750)	(2,900,525)
Options expired	(29,207)	(22,626,493)
Options outstanding at April 30, 2017	10,760	$6,621,783
International Secured Options Portfolio
	Number of Contracts	Premiums Received
Options outstanding at October 31, 2016	4,370	$ 192,381
Options written	14,952	754,684
Options terminated in closing purchase transactions	(11,005)	(441,861)
Options exercised	(38)	(5,104)
Options expired	(6,489)	(355,228)
Options outstanding at April 30, 2017	1,790	$144,872
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2017 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$558,964,000	$558,964,000
Total Value	$558,964,000	$558,964,000
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(1,385,358)	$(1,385,358)
Total Value	$(1,385,358)	$(1,385,358)
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Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$ 2,386,600	$ 2,386,600
Options Written[4]	23,927,393	23,927,393
Total Realized Gain (Loss)	$26,313,993	$26,313,993
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$ 431,503	$ 431,503
Options Written[6]	6,210,986	6,210,986
Total Change in Appreciation (Depreciation)	$6,642,489	$6,642,489
Number of Contracts, Notional Amounts or Shares/Units7
	Equity Contracts Risk	Total
Options Purchased	265,000	265,000
Options Written	(416,008)	(416,008)
International Secured Options Portfolio
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(152,162)	$(152,162)
Total Value	$(152,162)	$(152,162)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased	$ (50)	$ (50)
Options Written[4]	10,198	10,198
Total Realized Gain (Loss)	$10,148	$10,148
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Written[6]	$(98,139)	$(98,139)
Total Change in Appreciation (Depreciation)	$(98,139)	$(98,139)
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Number of Contracts, Notional Amounts or Shares/Units7
	Equity Contracts Risk	Total
Options Written	(153,400)	(153,400)

Additional disclosure about the Secured Options Portfolio’s and International Secured Options Portfolio’s use of options is provided in Note 1 under the heading ‘Options Transactions‘.
[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on Investments.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Investments.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[7]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended April 30, 2017.
3.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, International Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Short Term Tax Aware Fixed Income Portfolio, Total Market Portfolio, High Yield Municipal Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio and International Secured Options Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.
Capital Guardian Trust Company (“CGTC”) serves as sub-advisor to the High Yield Municipal Portfolio. CGTC is a wholly-owned subsidiary of Capital Group International, Inc., which is owned by Capital Research and Management Company, a wholly-owned subsidiary of The Capital Group Companies, Inc. The Advisor has agreed to pay CGTC a fee for its sub-investment advisory services to the High Yield Municipal Portfolio, calculated daily and payable monthly, at the annual rate of the High Yield Municipal Portfolio’s average daily net assets as follows: 0.38% of the first $300,000,000 of the net assets; 0.34% of the net assets between $300,000,000 and $1 billion; and 0.30% of the net assets in excess of $1 billion.
Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:
Fund Name	Management Fee on Net Assets
Core Fixed Income Portfolio	0.35%
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Mid Cap Equity Portfolio	0.55%*
Large Cap Value Portfolio	0.55%
Equity Income Portfolio	0.55%**
U.S. Emerging Growth Portfolio	0.55%
Large Cap Core Portfolio	0.55%
Large Cap Growth Portfolio	0.55%
Long/Short Portfolio	1.20%***
Total Market Portfolio	1.20%***
High Yield Municipal Portfolio	0.65%*
Responsible ESG U.S. Equity Portfolio	0.55%*
Women in Leadership U.S. Equity Portfolio	0.55%*
Short Term Tax Aware Fixed Income Portfolio	0.35%****
Secured Options Portfolio	0.55%
International Secured Options Portfolio	0.55%*****
International Portfolio	0.75%*
* The Advisor has contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the Mid Cap Equity Portfolio’s Advisor Class, High Yield Municipal Portfolio’s, Responsible ESG U.S. Equity Portfolio’s, Women in Leadership U.S. Equity Portfolio’s and, since February 26, 2016, the International Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and
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expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2018 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
** The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Equity Income Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2018 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolio will be notified if these waivers/reimbursements are discontinued after that date.
*** The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for each Portfolio is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s daily average net assets, exceed 1.25% (excluding Acquired Fund fees and expenses, short-sale dividend expense, prime broker interest expense, brokerage commissions, taxes, interest and extraordinary items). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2018, which are included under the caption “Less expenses waived/ reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.
**** The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Short Term Tax Aware Fixed Income Portfolio’s annual total operating expenses exceed 0.55% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2018, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers and/or reimbursements are discontinued after that date.
***** The Advisor contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the International Secured Options Portfolio’s annual total operating expenses exceeded 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) through February 28, 2015, which are included under the caption “Ratio of operating expenses after waiver/reimbursement to average net assets” in the Financial Highlights. These waivers/reimbursements were discontinued because the International Secured Options Portfolio’s expenses had been consistently below the expense cap for over one year.
Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:
Shareholder Servicing Fee on Net Assets
Core Fixed Income Portfolio	0.10%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Equity Income Portfolio	0.20%
Mid Cap Equity Portfolio (Advisor Class)	0.25%
Large Cap Value Portfolio	0.20%
U.S. Emerging Growth Portfolio	0.25%
Large Cap Core Portfolio (Advisor Class)	0.20%
Large Cap Growth Portfolio (Advisor Class)	0.20%
Long/Short Portfolio	0.20%
Total Market Portfolio	0.20%
High Yield Municipal Portfolio	0.25%
Responsible ESG U.S. Equity Portfolio	0.20%
Women in Leadership U.S. Equity Portfolio	0.20%
Short Term Tax Aware Fixed Income Portfolio	0.10%
Secured Options Portfolio (Advisor Class)	0.20%
International Secured Options Portfolio	0.20%
International Portfolio	0.25%
State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.
164

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Notes to Financial Statements (Unaudited) — (Continued)
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Managing Director of Foreside Fund Officer Services, LLC.
Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.
Effective January 1, 2017, the Fund pays each Board member an annual fee of $54,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $7,500 for his services as Chairman of the Audit Committee. Prior to January 1, 2017, each Board member received an annual fee of $49,000. These fees can be found under the caption “Directors’ fees and expenses” in the Statement of Operations.
Expenses for the six months ended April 30, 2017 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund.
4.  Purchases and Sales of Securities
For the six months ended April 30, 2017, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$ 88,133,256	$ 52,081,481
Strategic Equity Portfolio	10,247,313	18,463,694
Small Cap Equity Portfolio	1,144,202,931	916,673,266
Mid Cap Equity Portfolio	5,647,006	8,497,498
Large Cap Value Portfolio	37,364,969	42,843,148
Equity Income Portfolio	7,089,070	742,632
U.S. Emerging Growth Portfolio	33,398,943	32,055,083
Large Cap Core Portfolio	869,524,144	704,894,067
Large Cap Growth Portfolio	1,324,961,240	1,152,682,675
Long/Short Portfolio	171,289,713	176,304,829
Total Market Portfolio	39,502,376	43,961,370
High Yield Municipal Portfolio	35,701,779	27,251,241
Responsible ESG U.S. Equity Portfolio	5,656,498	2,736,684
Women in Leadership U.S. Equity Portfolio	4,897,784	3,238,789
Short Term Tax Aware Fixed Income Portfolio	12,404,871	9,698,673
Secured Options Portfolio	—	—
International Secured Options Portfolio	144,700	20,710,287
International Portfolio	178,006,920	218,024,814
For the six months ended April 30, 2017, the cost of purchases and proceeds from sales of long-term U.S. government securities were:
Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$12,482,103	$52,292,118
5.  Common Stock
Changes in the capital shares outstanding were as follows:
	Period Ended 04/30/17		Year Ended 10/31/16
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio
Sold	5,955,600	$ 65,150,466	12,906,761	$ 145,372,599
Issued as reinvestment of dividends	326,976	3,551,373	313,461	3,491,318
Redeemed	(5,392,874)	(58,984,579)	(8,660,441)	(97,514,115)
Net Increase	889,702	$ 9,717,260	4,559,781	$ 51,349,802
165

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Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/17		Year Ended 10/31/16
	Shares	Amount	Shares	Amount
Strategic Equity Portfolio
Sold	397,785	$ 8,643,273	1,360,099	$ 27,883,530
Issued as reinvestment of dividends	549,065	11,541,772	664,195	13,119,427
Redeemed	(985,995)	(21,321,586)	(1,578,697)	(32,040,616)
Net Increase	(39,145)	$ (1,136,541)	445,597	$ 8,962,341
Small Cap Equity Portfolio — Advisor
Sold	2,985,433	$ 86,928,161	10,690,213	$ 266,261,014
Issued as reinvestment of dividends	842,108	24,202,174	515,284	12,799,971
Redeemed	(6,814,992)	(197,471,145)	(11,588,671)	(289,162,496)
Net Increase	(2,987,451)	$ (86,340,810)	(383,174)	$ (10,101,511)
Small Cap Equity Portfolio — Institutional
Sold	21,033,511	$ 640,583,857	24,227,560	$ 628,093,312
Issued as reinvestment of dividends	419,562	12,570,090	225,081	5,842,910
Redeemed	(9,401,541)	(283,728,845)	(12,647,945)	(330,817,028)
Net Increase	12,051,532	$ 369,425,102	11,804,696	$ 303,119,194
Mid Cap Equity Portfolio — Advisor
Sold	24,420	$ 273,106	451,852	$ 4,584,640
Issued as reinvestment of dividends	12	130	23,074	229,814
Redeemed	(298,617)	(3,271,652)	(1,489,386)	(14,757,790)
Net Increase	(274,185)	$ (2,998,416)	(1,014,460)	$ (9,943,336)
Large Cap Value Portfolio
Sold	655,665	$ 6,949,582	1,307,485	$ 12,889,049
Issued as reinvestment of dividends	528,443	5,522,919	936,741	8,850,468
Redeemed	(1,180,832)	(12,603,756)	(2,630,584)	(26,304,175)
Net Increase	3,276	$ (131,255)	(386,358)	$ (4,564,658)
Equity Income Portfolio[1]
Sold	744,092	$ 7,567,569	—	$ —
Redeemed	(11,493)	(118,006)	—	—
Net Increase	732,599	$ 7,449,563	—	$ —
U.S. Emerging Growth Portfolio
Sold	383,555	$ 4,122,069	1,399,073	$ 12,851,193
Issued as reinvestment of dividends	207	2,242	34,260	315,587
Redeemed	(269,150)	(2,906,438)	(553,409)	(5,227,531)
Net Increase	114,612	$ 1,217,873	879,924	$ 7,939,249
Large Cap Core Portfolio — Advisor
Sold	11,971,202	$ 292,446,810	41,004,544	$ 897,682,616
Issued as reinvestment of dividends	225,617	5,510,999	1,393,718	30,074,762
Redeemed	(9,220,976)	(225,512,442)	(40,309,856)	(898,506,816)
Net Increase	2,975,843	$ 72,445,367	2,088,406	$ 29,250,562
Large Cap Core Portfolio — Institutional[2]
Sold	4,610,330	$ 112,676,408	15,993,604	$ 325,614,460
Issued as reinvestment of dividends	15,170	373,774	11,592	258,798
Redeemed	(863,348)	(21,184,979)	(3,710,710)	(82,024,408)
Net Increase	3,762,152	$ 91,865,203	12,294,486	$ 243,848,850
Large Cap Growth Portfolio — Advisor
Sold	25,404,962	$ 680,434,947	69,857,894	$1,721,285,344
Issued as reinvestment of dividends	287,460	7,693,369	516,067	12,722,225
Redeemed	(22,355,512)	(596,838,948)	(29,008,666)	(701,445,119)
Net Increase	3,336,910	$ 91,289,368	41,365,295	$1,032,562,450
166

The Glenmede Fund, Inc.

Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/17		Year Ended 10/31/16
	Shares	Amount	Shares	Amount
Large Cap Growth Portfolio — Institutional[3]
Sold	6,610,132	$ 175,219,751	2,076,690	$ 52,173,598
Issued as reinvestment of dividends	8,975	241,489	3,865	96,557
Redeemed	(3,312,910)	(86,388,619)	(662,806)	(16,458,773)
Net Increase	3,306,197	$ 89,072,621	1,417,749	$ 35,811,382
Long/Short Portfolio
Sold	3,148,142	$ 37,733,441	7,630,656	$ 86,457,545
Redeemed	(1,498,553)	(17,896,980)	(3,699,337)	(41,996,058)
Net Increase	1,649,589	$ 19,836,461	3,931,319	$ 44,461,487
Total Market Portfolio
Sold	265,426	$ 4,346,901	830,931	$ 11,714,522
Issued as reinvestment of dividends	2,807	45,575	13,270	191,403
Redeemed	(529,250)	(8,616,765)	(2,720,384)	(38,458,750)
Net Increase	(261,017)	$ (4,224,289)	(1,876,183)	$ (26,552,825)
High Yield Municipal Portfolio[4]
Sold	3,559,752	$ 35,331,730	15,085,377	$ 154,553,313
Issued as reinvestment of dividends	62,768	615,130	—	—
Redeemed	(3,039,241)	(29,929,547)	(273,691)	(2,861,010)
Net Increase	583,279	$ 6,017,313	14,811,686	$ 151,692,303
Responsible ESG U.S. Equity Portfolio[4]
Sold	266,923	$ 3,236,227	618,530	$ 6,340,364
Issued as reinvestment of dividends	58	688	—	—
Redeemed	(25,544)	(304,230)	(13,499)	(136,210)
Net Increase	241,437	$ 2,932,685	605,031	$ 6,204,154
Women in Leadership U.S. Equity Portfolio[4]
Sold	164,859	$ 1,929,384	611,752	$ 6,282,672
Issued as reinvestment of dividends	101	1,151	18	196
Redeemed	(22,850)	(260,286)	(87)	(903)
Net Increase	142,110	$ 1,670,249	611,683	$ 6,281,965
Short Term Tax Aware Fixed Income Portfolio[5]
Sold	1,038,456	$ 10,319,054	3,042,527	$ 30,464,107
Redeemed	(759,040)	(7,521,532)	(31,145)	(311,061)
Net Increase	279,416	$ 2,797,522	3,011,382	$ 30,153,046
Secured Options Portfolio — Advisor
Sold	16,792,145	$ 205,066,804	20,425,632	$ 241,915,899
Issued as reinvestment of dividends	1,994,084	24,148,351	1,920,944	22,513,534
Redeemed	(27,216,338)	(335,502,703)	(7,664,114)	(91,160,150)
Net Increase	(8,430,109)	$(106,287,548)	14,682,462	$ 173,269,283
Secured Options Portfolio — Institutional[6]
Sold	24,082,774	$ 296,898,974	—	$ —
Issued as reinvestment of dividends	69,464	841,216	—	—
Redeemed	(295,869)	(3,649,384)	—	—
Net Increase	23,856,369	$ 294,090,806	—	$ —
International Secured Options Portfolio
Sold	194,130	$ 1,947,047	338,309	$ 3,179,464
Issued as reinvestment of dividends	—	—	5,700	54,892
Redeemed	(2,229,880)	(22,108,219)	(6,220,945)	(60,550,933)
Net Increase	(2,035,750)	$ (20,161,172)	(5,876,936)	$ (57,316,577)
167

The Glenmede Fund, Inc.

Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/17		Year Ended 10/31/16
	Shares	Amount	Shares	Amount
International Portfolio
Sold	3,544,479	$ 46,740,105	20,758,080	$ 268,531,004
Issued as reinvestment of dividends	1,696	22,343	7,614	95,141
Redeemed	(6,800,218)	(87,924,826)	(4,266,577)	(54,737,212)
Net Increase	(3,254,043)	$ (41,162,378)	16,499,117	$ 213,888,933

[1]	Portfolio commenced operations on December 21, 2016.
[2]	Class commenced operations on December 30, 2015.
[3]	Class commenced operations on November 5, 2015.
[4]	Portfolio commenced operations on December 22, 2015.
[5]	Portfolio commenced operations on June 29, 2016.
[6]	Class commenced operations on November 9, 2016.
As of April 30, 2017, with the exception of the Small Cap Equity Portfolio, Large Cap Value Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio as of April 30, 2017. The total percentage of the shares of a Portfolio held by such shareholders is as follows:
	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Small Cap Equity Portfolio (Advisor Class)	3	59
Small Cap Equity Portfolio (Institutional Class)	2	83
Mid Cap Equity Portfolio (Advisor Class)	2	15
Large Cap Value Portfolio	1	12
Equity Income Portfolio	2	20
Long/Short Portfolio	2	12
Total Market Portfolio	3	34
Responsible ESG U.S. Equity Portfolio	6	62
Women in Leadership U.S. Equity Portfolio	5	66
Secured Options Portfolio (Advisor Class)	4	44
Secured Options Portfolio (Institutional Class)	3	100
Short Term Tax Aware Fixed Income Portfolio	1	24
Large Cap Core Portfolio (Advisor Class)	2	57
Large Cap Core Portfolio (Institutional Class)	2	97
Large Cap Growth (Advisor Class)	2	78
Large Cap Growth (Institutional Class)	7	98
International Secured Options Portfolio	5	71
6.  Lending of Portfolio Securities
As of April 30, 2017, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Collateral	% of Total Assets on Loan
Core Fixed Income Portfolio	$ 9,530,591	$ 9,720,360	1.90
Small Cap Equity Portfolio	143,666,805	147,840,875	4.09
Mid Cap Equity Portfolio	498,011	513,645	2.80
Equity Income Portfolio	109,268	115,230	1.41
U.S. Emerging Growth Portfolio	1,262,056	1,287,260	1.93
Large Cap Core Portfolio	33,892,706	34,659,721	1.38
Large Cap Growth Portfolio	28,200,234	28,838,425	0.76
Long/Short Portfolio	1,025,645	1,093,465	0.22
Responsible ESG U.S. Equity Portfolio	358,611	368,141	3.25
168

The Glenmede Fund, Inc.

Notes to Financial Statements (Unaudited) — (Concluded)
Portfolio	Market Value of Loaned Securities	Market Value of Collateral	% of Total Assets on Loan
Women in Leadership U.S. Equity Portfolio	$ 173,350	$ 178,955	1.85
Short Term Tax Aware Fixed Income Portfolio	10,148	10,350	0.03
The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.
For the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Equity Income Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio, all of the securities on loan collateralized by cash are classified as Common Stocks in each Portfolio’s Schedule of Investments at April 30, 2017, with a contractual maturity of overnight and continuous.
For the Short Term Tax Aware Fixed Income Portfolio, the security on loan collateralized by cash is classified as a Registered Investment Company in the Portfolio’s Schedule of Investments at April 30, 2017 with a contractual maturity of overnight and continuous.
For the Core Fixed Income Portfolio, all of the securities on loan collateralized by cash are classified as Agency Notes in the Portfolio’s Schedule of Investments at April 30, 2017 with a contractual maturity of overnight and continuous.
7.  Recently Issued Accounting Pronouncements
In December 2016, FASB released Accounting Standards Update (“ASU”) 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact, if any, on the financial statements and disclosures.
8.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2017 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there were no material events that would require additional disclosure, except for the following: Effective May 1, 2017, the International Secured Options Portfolio’s investment strategy was changed to allow for increased exposure to U.S. investments in addition to foreign investments. In addition, the International Secured Options Portfolio’s name was changed to “Global Secured Options Portfolio” to reflect its new global investment strategy. On June 15, 2017, the Board of Directors of the Fund approved the liquidation and termination of the U.S Emerging Growth Portfolio. The liquidation date is expected to be on or about November 15, 2017.
169

The Glenmede Portfolios

Statements Of Assets And Liabilities April 30, 2017 — (Unaudited)
Muni Intermediate Portfolio
Assets:
Investments [1]:
Investments at value	$ 294,936,107
Cash	1,773,140
Receivable for fund shares sold	252,771
Interest receivable	3,475,421
Prepaid expenses	54
Total assets	300,437,493
Liabilities:
Payable for when-issued securities	2,297,180
Payable for fund shares redeemed	164,263
Payable for Trustees’ fees	10,518
Payable for Shareholder Servicing fees	37,160
Accrued expenses	76,044
Total liabilities	2,585,165
Net Assets	$297,852,328
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 27,202
Paid-in capital in excess of par value	295,031,952
Undistributed net investment income	427,475
Accumulated net realized loss from investment transactions	(443,414)
Net unrealized appreciation on investments	2,809,113
Total Net Assets	$297,852,328
Shares Outstanding	27,201,562
Net Asset Value Per Share	$ 10.95
[1] Investments at cost	$292,126,994
See Notes to Financial Statements.
170

THE GLENMEDE PORTFOLIOS

Statements Of Operations
For the Six Months Ended April 30, 2017 — (Unaudited)
Muni Intermediate Portfolio
Investment income:
Interest	$ 2,936,455
Total investment income	2,936,455
Expenses:
Administration, transfer agent and custody fees	83,340
Professional fees	16,262
Shareholder report expenses	15,100
Shareholder servicing fees	228,369
Trustees’ fees and expenses	20,994
Registration and filing fees	5,589
Other expenses	2,365
Total expenses	372,019
Net investment income	2,564,436
Realized and unrealized gain (loss):
Net realized loss on:
Investment transactions	(425,672)
Net change in unrealized loss of:
Investments	(2,769,249)
Net realized and unrealized loss	(3,194,921)
Net decrease in net assets resulting from operations	$ (630,485)
See Notes to Financial Statements.
171

The Glenmede Portfolios

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2017 — (Unaudited)
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 2,564,436
Net realized loss on:
Investment transactions	(425,672)
Net change in unrealized loss of:
Investments	(2,769,249)
Net increase (decrease) in net assets resulting from operations	(630,485)
Distributions to shareholders from:
Net investment income	(2,548,280)
Net realized gain on investments	(1,046,831)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(29,165,432)
Net increase (decrease) in net assets	(33,391,028)
NET ASSETS:
Beginning of period	331,243,356
End of period	$297,852,328
Undistributed net investment income included in net assets at end of period	$427,475

For the Year Ended October 31, 2016
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 5,034,943
Net realized gain on:
Investment transactions	2,091,590
Net change in unrealized gain of:
Investments	679,897
Net increase in net assets resulting from operations	7,806,430
Distributions to shareholders from:
Net investment income	(4,946,819)
Net increase in net assets from capital share transactions (See note 5)	29,263,039
Net increase in net assets	32,122,650
NET ASSETS:
Beginning of year	299,120,706
End of year	$331,243,356
Undistributed net investment income included in net assets at end of year	$411,319
See Notes to Financial Statements.
172

The Glenmede Portfolios

Financial Highlights
For a share outstanding throughout each year
	Muni Intermediate Portfolio
	For the Period Ended April 30, 2017[1,2]	For the Years Ended October 31,
		2016	2015	2014	2013	2012
Net asset value, beginning of period	$ 11.08	$ 10.98	$ 11.04	$ 10.94	$ 11.20	$ 10.95
Income from investment operations:
Net investment income	0.09	0.17	0.16	0.18	0.20	0.24
Net realized and unrealized gain (loss) on investments	(0.09)	0.10	—	0.15	(0.25)	0.26
Total from investment operations	— [3]	0.27	0.16	0.33	(0.05)	0.50
Distributions to shareholders from:
Net investment income	(0.09)	(0.17)	(0.16)	(0.18)	(0.21)	(0.24)
Net realized capital gains	(0.04)	—	(0.06)	(0.05)	— [3]	(0.01)
Total distributions	(0.13)	(0.17)	(0.22)	(0.23)	(0.21)	(0.25)
Net asset value, end of period	$ 10.95	$ 11.08	$ 10.98	$ 11.04	$ 10.94	$ 11.20
Total return	(0.03)% [4]	2.45%	1.45%	3.09%	(0.46)%	4.60%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$297,852	$331,243	$299,121	$263,867	$212,731	$231,491
Ratio of operating expenses to average net assets	0.24% [5]	0.25%	0.23%	0.25%	0.25%	0.26%
Ratio of net investment income to average net assets	1.68% [5]	1.53%	1.44%	1.67%	1.85%	2.19%
Portfolio turnover rate	14%	34%	71%	46%	68%	10%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.
See Notes to Financial Statements.
173

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 99.0%
	Alabama — 1.1%
$ 3,000,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46[1]	$ 3,237,000
	Alaska — 3.0%
1,630,000	Alaska State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/22	1,892,544
3,500,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	3,894,730
2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/21	3,028,421
		8,815,695
	Arizona — 1.6%
4,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	4,735,050
	California — 1.2%
3,000,000	California State, General Obligation Unlimited, Refunding, 5.000% due 9/1/25	3,646,200
	Connecticut — 0.4%
1,170,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Series J, (BHAC Insured NPFG), Prerefunded 7/1/18 @ 100, 5.750% due 7/1/33	1,236,164
	Florida — 15.4%
2,820,000	Central, FL, Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	3,346,438
10,550,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/18	10,996,898
3,370,000	Collier County, FL, School Board, Certificate of Participation, Refunding, (AGMC Insured), 5.250% due 2/15/19	3,607,686
5,000,000	Florida State, Board of Education Capital Outlay, Public Education, General Obligation Unlimited, Refunding, Series E, 5.000% due 6/1/26	6,058,300
5,125,000	Florida State, Board of Education, Lottery Revenue Bonds, Series B, 5.000% due 7/1/22	5,419,431
1,935,000	Florida State, Water Pollution Control Financing Corp., Revenue Bonds, Water Pollution Control, Series A, 5.000% due 1/15/20	2,064,316
2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds, Prerefunded 8/15/19 @ 101, 8.000% due 8/15/32	3,061,688
	Lakeland, FL, Energy System Revenue Bonds, Refunding:
3,750,000	5.000% due 10/1/24	4,523,287
2,750,000	5.000% due 10/1/25	3,340,343
3,000,000	Lee County, FL, School Board, Certificate of Participation, Refunding, Series A, 5.000% due 8/1/27	3,503,400
		45,921,787
	Georgia — 2.5%
1,000,000	Albany-Dougherty County, GA, Hospital Authority, Revenue Bonds, 5.000% due 12/1/18	1,059,040
6,000,000	Georgia State, Road & Tollway Authority, Revenue Bonds, Series A, 5.000% due 6/1/19	6,480,960
		7,540,000
	Illinois — 4.5%
	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B:
1,000,000	5.000% due 1/1/20	1,096,110
2,520,000	5.000% due 1/1/23	2,929,475
See Notes to Financial Statements.
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Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$ 3,795,000	Illinois State, Finance Authority Revenue, Revenue Bonds, 5.000% due 7/1/27	$ 4,514,456
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/25	4,754,320
		13,294,361
	Indiana — 1.7%
5,000,000	Indiana State, Health & Educational Facilities Financing Authority, Revenue Bonds, Series 2006B-3, 1.750% due 11/15/31[1]	4,964,450
	Kansas — 0.7%
2,225,000	Kansas State Department of Transportation, Highway Revenue, Refunding, Series B-4, 0.979% due 9/1/18[1]	2,221,996
	Kentucky — 0.7%
2,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, 4.000% due 8/1/21	2,159,920
	Louisiana — 1.2%
3,000,000	Louisiana State, General Obligation Unlimited, Series A, 5.000% due 4/1/28	3,569,130
	Maine — 1.2%
	Maine State Municipal Bond Bank, Infrastructure Revenue, Refunding, Series A:
1,175,000	5.000% due 9/1/21	1,348,606
1,985,000	5.000% due 9/1/22	2,323,602
		3,672,208
	Maryland — 1.6%
	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement:
2,410,000	5.000% due 6/1/18	2,517,607
2,000,000	4.000% due 6/1/21	2,214,620
		4,732,227
	Massachusetts — 1.1%
1,000,000	Massachusetts State, General Obligation Limited, Refunding, Series A, 1.150% due 11/1/18[1]	999,160
2,000,000	Massachusetts State, General Obligation Limited, Series A, 5.000% due 3/1/23	2,369,040
		3,368,200
	Michigan — 4.2%
1,500,000	Detroit, MI, City School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/17	1,500,495
4,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 5.000% due 5/1/26	4,430,920
1,500,000	Grand Valley, MI, State University, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/26	1,766,400
5,000,000	Michigan Finance Authority, Revenue Bonds, 1.205% due 12/1/39[1]	4,924,400
		12,622,215
	Minnesota — 4.4%
1,000,000	Chaska, MN, Independent School District No. 112, General Obligation Unlimited, Refunding, Series A, 5.000% due 2/1/21	1,135,260
1,190,000	Lake Superior, MN, Independent School District No. 381, General Obligation Unlimited, Refunding, Series A, 5.000% due 10/1/20	1,334,454
3,400,000	Rochester, MN, Health Care Facilities Revenue, Revenue Bonds, Series A, 4.000% due 11/15/30[1]	3,549,362
See Notes to Financial Statements.
175

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Minnesota — (Continued)
$ 2,010,000	Sartell, MN, Independent School District No. 748, General Obligation Unlimited, Series B, 0.000% due 2/1/28[2]	$ 1,465,330
4,800,000	St. Paul, MN, Housing & Redevelopment Authority Health Care Facilities Revenue, Refunding, HealthPartners Obligated Group, Series A, 5.000% due 7/1/28	5,570,496
		13,054,902
	Mississippi — 1.3%
	Mississippi Development Bank, Special Obligation, Revenue Bonds, Refunding, Series A:
1,000,000	5.000% due 4/1/20	1,096,320
2,460,000	5.000% due 4/1/21	2,761,498
		3,857,818
	Missouri — 0.8%
2,000,000	City of Kansas, MO, Sanitary Sewer System Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,399,680
	Nevada — 1.3%
3,500,000	Clark County, NV, Water Reclamation District, General Obligation Limited, Refunding, 5.000% due 7/1/20	3,913,070
	New Mexico — 2.1%
6,300,000	New Mexico State, Municipal Energy Acquisition Authority, Revenue Bonds, Subseries B, 1.408% due 11/1/39[1]	6,278,013
	New York — 9.9%
1,650,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.000% due 11/1/26	2,035,374
2,995,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D, 5.000% due 11/1/22	3,342,869
790,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D, Prerefunded 5/1/20 @ 100, 5.000% due 11/1/22	878,441
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A, 5.000% due 7/1/18	1,255,920
5,000,000	New York State, Dormitory Authority Sales Tax Revenue Bonds, Refunding, Series A, 5.000% due 3/15/19	5,372,600
4,750,000	New York State, General Obligation Unlimited, Series A, (NPFG Insured), 1.382% due 2/15/22[1]	4,577,812
	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A:
1,150,000	5.000% due 3/15/23	1,290,875
4,000,000	5.000% due 3/15/24	4,487,200
3,000,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B, Prerefunded 11/15/19 @ 100, 5.250% due 11/15/27	3,311,880
2,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1, 5.000% due 11/15/21	2,858,630
		29,411,601
	North Carolina — 5.7%
1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 5.000% due 4/1/23	1,425,594
	Mooresville, NC, Limited Obligation, Revenue Bonds, Refunding:
3,375,000	5.000% due 11/1/22	3,900,217
3,550,000	5.000% due 11/1/23	4,154,707
2,000,000	New Hanover County, NC, Hospital Revenue Bonds, 5.000% due 10/1/19	2,173,800
2,000,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Refunding, Series B, 5.000% due 12/1/24	2,447,420
See Notes to Financial Statements.
176

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Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Carolina — (Continued)
$ 1,150,000	University of North Carolina, Chapel Hill, Revenue Bonds, Series B, 1.408% due 12/1/41[1]	$ 1,150,219
1,500,000	Wake County, NC, General Obligation Unlimited, 5.000% due 3/1/23	1,606,740
		16,858,697
	Ohio — 1.8%
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A, 5.000% due 4/1/21	2,341,417
2,670,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	3,080,886
		5,422,303
	Oklahoma — 2.0%
2,000,000	Grand River, OK, Dam Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,396,300
3,650,000	Oklahoma City, OK, Industrial & Cultural Facilities Trust, Revenue Bonds, (NPFG Insured), 1.645% due 6/1/19[1]	3,517,687
		5,913,987
	Oregon — 0.8%
2,000,000	Washington County, OR, Beaverton School District No. 48J, Series D, 0.000% due 6/15/26[3]	2,297,600
	Pennsylvania — 8.3%
2,500,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-73, 5.000% due 12/1/20	2,802,000
255,000	Bucks County, PA, Community College Authority, College Building Revenue Bonds, (County Guaranteed), (Escrowed to Maturity), 4.750% due 6/15/18	266,024
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding), 5.000% due 11/1/20	558,860
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding), 5.000% due 9/1/20	1,013,430
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding), Prerefunded 3/1/18 @ 100, 5.000% due 3/1/20	362,061
1,490,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured), (Escrowed to Maturity), 5.000% due 2/1/18	1,536,220
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, 5.500% due 8/15/18	793,155
2,765,000	Pennsylvania State University, Revenue Bonds, Refunding, Series B, 5.000% due 9/1/23	3,306,359
5,000,000	Pennsylvania State, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	5,972,800
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F, (BHAC Insured State Aid Withholding), 5.000% due 9/1/17	1,519,380
6,265,000	Southcentral, PA, General Authority, Revenue Bonds, Series A, Prerefunded 12/1/18 @ 100, 6.000% due 6/1/29	6,741,202
		24,871,491
	South Carolina — 1.6%
4,200,000	Richland County, SC, School District No. 2, General Obligation Unlimited, Series B, (SCSDE Insured), 5.000% due 5/1/26	4,732,014
See Notes to Financial Statements.
177

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Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Tennessee — 0.4%
$ 1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D, 5.000% due 7/1/17	$ 1,057,686
	Texas — 8.2%
1,065,000	Alamo, TX, Community College District, General Obligation Limited, Refunding, 5.000% due 2/15/24	1,275,700
	Harris County, Texas, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
2,850,000	5.000% due 10/1/26	3,402,529
2,000,000	5.000% due 10/1/27	2,361,860
3,000,000	Harris County, Texas, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/25	3,628,200
3,000,000	Plano, TX, Independent School District, General Obligation Unlimited, Refunding, Series B, (PSF Guaranteed), 5.000% due 2/15/21	3,412,290
2,550,000	Texas State, General Obligation Unlimited, Series A, 5.000% due 10/1/26	3,152,897
2,675,000	Texas State, Municipal Power Agency, Revenue Bonds, Refunding, 4.000% due 9/1/18	2,779,325
3,500,000	University of Texas, Revenue Bonds, Series D , 5.000% due 8/15/25	4,289,355
		24,302,156
	Virginia — 3.3%
1,500,000	Fairfax County, VA, General Obligation Unlimited, Refunding, Series C, (State Aid Withholding), 5.000% due 10/1/24	1,834,515
2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding, 5.000% due 6/15/27	3,280,200
4,000,000	Virginia State, Public Building Authority, Public Facilities Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 8/1/23	4,776,320
		9,891,035
	Washington — 3.7%
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,404,090
2,240,000	Washington State, Certificate of Participation, Refunding, Series C, (State Aid Intercept), 5.000% due 1/1/20	2,457,773
3,000,000	Washington State, General Obligation Unlimited, Series D, 5.000% due 2/1/26	3,666,360
3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E, Prerefunded 2/1/19 @ 100, 5.000% due 2/1/20	3,518,523
		11,046,746
	Wisconsin — 1.3%
15,000	Wisconsin State, General Obligation Unlimited, Series B, Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	16,674
3,485,000	Wisconsin State, General Obligation Unlimited, Unrefunded, Series B, Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	3,874,031
		3,890,705
	TOTAL MUNICIPAL BONDS (Cost $292,126,994)	294,936,107
TOTAL INVESTMENTS (Cost $292,126,994)[4]	99.0%	$294,936,107
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0	2,916,221
NET ASSETS	100.0%	$297,852,328
See Notes to Financial Statements.
178

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2017 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of April 30, 2017.
[2]	Zero Coupon Bond.
[3]	When-issued security.
[4]	Aggregate cost for federal tax purpose was $292,126,994.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FHA — Federal Housing Administration
NPFG — National Public Finanace Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SCSDE — South Carolina State Department of Education
See Notes to Financial Statements.
179

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2017 - (Unaudited)
STATE DIVERSIFICATION
On April 30, 2017, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Florida	15.3%	$ 45,921,787
New York	9.8	29,411,601
Pennsylvania	8.3	24,871,492
Texas	8.1	24,302,156
North Carolina	5.6	16,858,697
Illinois	4.5	13,294,361
Minnesota	4.5	13,054,902
Michigan	4.3	12,622,215
Washington	3.7	11,046,746
Virginia	3.3	9,891,035
Alaska	2.9	8,815,695
Georgia	2.6	7,540,000
New Mexico	2.1	6,278,013
Oklahoma	2.0	5,913,987
Ohio	1.8	5,422,303
Indiana	1.7	4,964,450
Arizona	1.6	4,735,050
Maryland	1.6	4,732,227
South Carolina	1.6	4,732,014
Nevada	1.3	3,913,070
Wisconsin	1.3	3,890,705
Mississippi	1.3	3,857,818
Maine	1.3	3,672,207
California	1.2	3,646,200
Louisiana	1.2	3,569,130
Massachusetts	1.1	3,368,200
Alabama	1.1	3,237,000
Missouri	0.8	2,399,680
Oregon	0.8	2,297,600
Kansas	0.8	2,221,996
Kentucky	0.7	2,159,920
Connecticut	0.4	1,236,164
Tennessee	0.4	1,057,686
TOTAL MUNICIPAL BONDS	99.0%	$294,936,107
TOTAL INVESTMENTS	99.0%	$294,936,107
See Notes to Financial Statements.
180

The Glenmede Portfolios

Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2017, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Portfolio had all long-term investments, with corresponding sectors at Level 2 at April 30, 2017. For the six months ended April 30, 2017, there were no transfers between Level 1 and 2.
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
181

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Continued)
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.
Federal Income Taxes:  The Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2016 remain subject to examination by the Internal Revenue Service.
During the fiscal year ended October 31, 2016, the Portfolio utilized capital loss carryforwards in the amount of $1,062,501.
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely.
As of October 31, 2016, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings
Muni Intermediate Portfolio	$411,319	$1,029,089	$5,578,362	$7,018,770
For the fiscal year ended October 31, 2016, the Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.
As of October 31, 2016, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains	Return of Capital
Muni Intermediate Portfolio	$4,888,616	$58,203	$—	$—
For the fiscal year ended October 31, 2016, permanent differences between financial and tax reporting, related primarily to distribution reallocations, were identified and reclassified among the components of the Portfolio’s net assets as follows:
Portfolio	Accumulated Net Investment Income	Net Realized Gain (Loss)	Paid-In Capital
Muni Intermediate Portfolio	$—	$—	$—
182

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Continued)
As of April 30, 2017, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:
Portfolio	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$4,175,015	$1,365,902	$2,809,113
Other:  In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board.
The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.
The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.
State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate average daily net assets of the Portfolio and The Glenmede Fund, Inc., an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Managing Director of Foreside Fund Officer Services, LLC.
Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.
The Portfolio pays each Board member an annual fee of $6,000 and out-of-pocket expenses incurred in attending Board meetings.
Expenses for the six months ended April 30, 2017 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Trustees. A partner of the law firm is Secretary of the Fund.
3.  Purchases and Sales of Securities
For the six months ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$40,984,979	$70,828,180
183

The Glenmede Portfolios

Notes to Financial Statements (Unaudited) — (Concluded)
4.  Shares of Beneficial Interest
The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:
	Period Ended 04/30/17		Year Ended 10/31/16
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio
Sold	4,972,081	$ 53,854,560	8,321,613	$ 92,297,982
Issued as reinvestment of dividends	97,274	1,046,673	—	—
Redeemed	(7,767,880)	(84,066,665)	(5,660,286)	(63,034,943)
Net Increase	(2,698,525)	$(29,165,432)	2,661,327	$ 29,263,039
As of April 30, 2017, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had no shareholders that beneficially owned 5% of the shares outstanding of the Portfolio as of April 30, 2017.
5.  Recently Issued Accounting Pronouncements
In December 2016, the FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact, if any, on the financial statements and disclosures.
6.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2017 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there were no material events that would require additional disclosure.
184

The Glenmede Fund, Inc.
The Glenmede Portfolios

(Unaudited)
Proxy Voting
A description of the policies and procedures that the Funds’ investment advisors and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.
185

The Glenmede Fund, Inc. and The Glenmede Portfolios
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Boston, MA 02210
Investment Sub-Advisor
(for High Yield Municipal Portfolio)
Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the

Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350), are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE PORTFOLIOS

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)

Date	June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)

Date	June 29, 2017

/s/ Kent E. Weaver
Kent E. Weaver Treasurer (Principal Financial Officer)

Date	June 29, 2017